                                                        File No. 811-2922
                                                        File No. 2-64526

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D. C.  20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

          Pre-Effective Amendment No.   _____
          Post-Effective Amendment No.    38

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

          Amendment No. 34

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.
-------------------------------------------------------------------------
                   (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
-------------------------------------------------------------------------
         (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
-------------------------------------------------------------------------
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          _____  immediately upon filing pursuant to paragraph (b)
          __X__  on December 28, 2001 pursuant to paragraph (b)
          _____  60 days after filing pursuant to paragraph (a)(1)
          _____  on (date) pursuant to paragraph (a)(1)
          _____  75 days after filing pursuant to paragraph (a)(2)
          _____  on (date) pursuant to paragraph (a)(2) of Rule 485
          _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

==========================================================================

                DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the
Registrant's fiscal year ended September 30, 2001 will be filed on or before December 28, 2001.

Prospectus

December 28, 2001

WADDELL & REED ADVISORS FUNDS

FIXED INCOME AND
MONEY MARKET FUNDS

Bond Fund
Global Bond Fund
Government Securities Fund
High Income Fund
Municipal Bond Fund
Municipal High Income Fund
Municipal Money Market Fund
Cash Management

The Securities and Exchange Commission has not approved
or disapproved the Funds' securities, or determined whether
this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

CONTENTS

AN OVERVIEW OF THE FUNDS..........................

BOND FUND ........................................

GLOBAL BOND FUND..................................

GOVERNMENT SECURITIES FUND........................

HIGH INCOME FUND..................................

MUNICIPAL BOND FUND...............................

MUNICIPAL HIGH INCOME FUND........................

MUNICIPAL MONEY MARKET FUND.......................

CASH MANAGEMENT...................................

INVESTMENT PRINCIPLES OF THE FUNDS................
     Investment Goals, Principal Strategies
          and Other Investments...................
     Risk Considerations of Principal Strategies
          and Other Investments...................

YOUR ACCOUNT......................................
     Choosing a Share Class.......................
     Ways to Set Up Your Account..................
     Buying Shares................................
     Selling Shares...............................
     Distributions and Taxes......................

THE MANAGEMENT OF THE FUNDS.......................
     Portfolio Management.........................
     Management Fee...............................

FINANCIAL HIGHLIGHTS..............................

AN OVERVIEW OF THE FUNDS

WADDELL & REED ADVISORS
BOND FUND

GOAL
(formerly United Bond Fund(R)) seeks a reasonable return with emphasis on preservation of capital.

Principal Strategies

Bond Fund seeks to achieve its goal by investing primarily in domestic, and to a lesser extent foreign, debt securities usually of investment grade, including bonds rated BBB and higher by Standard & Poor's (S&P) and Baa and higher by Moody's Corporation (Moody's). The Fund has no limitations regarding the maturity duration or dollar weighted average of its holdings.
The Fund may invest in debt securities with varying maturities and can invest in securities of companies of any size.

In selecting debt securities for the Fund's portfolio, Waddell & Reed
Investment Management Company (WRIMCO), the Fund's investment manager, considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. WRIMCO may also look at many other factors. These include the issuer's past, present and estimated future:

* financial strength

* cash flow

* management

* borrowing requirements

* responsiveness to changes in interest rates and business conditions

As well, WRIMCO considers the maturity of the obligation and the size or nature of the bond issue.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security declines. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Bond Fund owns different types of debt securities, a variety of factors can affect its investment performance, such as:

* an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities, to decline

* prepayment of higher-yielding bonds held by the Fund

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* changes in the maturities of bonds owned by the Fund

* WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Bond Fund is designed for investors who primarily seek current income while also seeking to preserve investment principal. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

* The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

* The performance table shows average annual total returns for each class and compares them to the market indicators listed.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year. As of September 30,
2000, the Fund's fiscal year-end changed from December 31 to September 30.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Waddell & Reed web site at  www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1991       17.76%
1992        7.84%
1993       13.19%
1994       -5.76%
1995       20.50%
1996        3.20%
1997        9.77%
1998        7.27%
1999       -1.08%
2000        9.13%

In the period shown in the chart, the highest quarterly return was 7.11%
(the third quarter of 1991) and the lowest quarterly return was -7.37% (the first quarter of 1997). The Class A return for the year through September
30, 2001 was 7.53%.

Average Annual Total Returns

as of December 31, 2000 (%)       1 Year   5 Years  10 Years  Life of Class[1]

Class A Shares of
Bond Fund                          2.85%     4.33%     7.33%

Salomon Brothers Broad
Investment Grade Index            11.59%     6.45%     8.00%

Lipper Corporate Debt Funds
A-Rated Universe Average           9.79%     5.20%     7.57%

Class B Shares of
Bond Fund                          4.19%                               3.42%

Salomon Brothers Broad
Investment Grade Index            11.59%                               9.01%

Lipper Corporate Debt Funds
A-Rated Universe Average           9.79%                               7.37%

Class C Shares of
Bond Fund                          8.26%                               6.34%

Salomon Brothers Broad
Investment Grade Index            11.59%                               9.01%

Lipper Corporate Debt Funds
A-Rated Universe Average           9.79%                               7.37%

Class Y Shares of
Bond Fund                          9.44%     5.81%                     6.56%

Salomon Brothers Broad
Investment Grade Index            11.59%     6.45%                     7.03%

Lipper Corporate Debt Funds
A-Rated Universe Average           9.79%     5.20%                     5.96%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]Since September 9, 1999 for Class B shares and for Class C shares and
June 19, 1995 for Class Y shares. Because each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 1999 (Class B and C) and June 30, 1995
(Class Y).

FEES AND EXPENSES

Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from       Class A      Class B     Class C     Class Y
your investment)                Shares       Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)               5.75%         None        None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)              None[2]           5%          1%        None

Annual Fund Operating Expenses
(expenses that are deducted    Class A      Class B     Class C     Class Y
from Fund assets)               Shares       Shares      Shares      Shares

Management Fees                  0.52%        0.52%       0.52%       0.52%

Distribution and Service
(12b-1) Fees                     0.25%        1.00%       1.00%        None

Other Expenses[3]                0.24%        0.35%       0.35%       0.21%

Total Annual Fund
Operating Expenses               1.01%        1.87%       1.87%       0.73%

[1]The contingent deferred sales charge (CDSC) which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the shareholder servicing fee that became effective December 1, 2001.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $672         $878      $1,101      $1,740

Class B Shares                    $590         $888      $1,111      $1,964[1]

Class C Shares                    $190         $588      $1,011      $2,190

Class Y Shares                    $ 75         $233       $ 406       $ 906

If shares are not redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $672         $878      $1,101      $1,740

Class B Shares                    $190         $588      $1,011      $1,964[1]

Class C Shares                    $190         $588      $1,011      $2,190

Class Y Shares                    $ 75         $233       $ 406       $ 906

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

WADDELL & REED ADVISORS
GLOBAL BOND FUND, INC.

GOALS
(formerly United High Income Fund II, Inc.R) seeks, as a primary goal, a high level of current income. As a secondary goal, the Fund seeks capital growth when consistent with its primary goal.

Principal Strategies

Global Bond Fund seeks to achieve its goals by investing primarily in a diversified portfolio of U.S. dollar-denominated debt securities of foreign and U.S. issuers. Although the Fund invests, primarily, in investment grade securities, it may invest up to 35% of its total assets in lower quality bonds, commonly called junk bonds, that include bonds rated BB and below by
S&P or comparable ratings issued by any Nationally Recognized Statistical
Rating Organization(s) (NRSRO(s)), or if unrated, judged by WRIMCO to be of comparable quality. The Fund will typically invest in junk bonds of foreign issuers, and it will only invest in junk bonds if WRIMCO deems the risks to be consistent with the Fund's goals. The Fund may invest in bonds of any maturity, although WRIMCO seeks to focus on the intermediate-term sector
(generally, bonds with maturities ranging between one and ten years). The
Fund invests primarily in issuers of countries that are members of the
Organisation of Economic Co-Operation and Development (OECD). The Fund may
invest in securities issued by foreign or U.S. governments and in foreign or U.S. companies of any size. The Fund may also invest in equity securities of foreign and U.S. issuers to achieve its secondary goal of capital growth.

WRIMCO may look at a number of factors in selecting securities for the
Fund's portfolio. These include:

* country analysis (economic, legislative/judicial and demographic trends)

* credit analysis of the issuer (financial strength, cash flow, management, strategy and accounting)

* maturity of the issue

* quality of the issue

* denomination of the issue (e.g. U.S. dollar, euro, yen)

* domicile of the issuer

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example,
WRIMCO may sell a holding if the issuer's financial strength declines to an unacceptable level or if management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Global Bond Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities, to decline

* changes in the maturities of bonds owned by the Fund

* changes in foreign exchange rates, which may affect the value of certain securities the Fund holds

* the susceptibility of lower-rated bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-
  rated bonds

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Fund's holdings to fall as part of a broad market decline

* WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

As well, market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Global Bond Fund is designed for investors primarily seeking a high level of current income generated from a diversified portfolio consisting primarily of U.S. dollar-denominated fixed-income securities of U.S. and foreign issuers. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Global Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

* The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

* The performance table shows average annual total returns for each class and compares them to the market indicators listed.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS [1]
as of December 31 each year (%)

1991       31.31%
1992       15.23%
1993       17.39%
1994       -4.07%
1995       16.88%
1996       11.93%
1997       14.97%
1998        2.69%
1999        1.45%
2000       -4.78%

In the period shown in the chart, the highest quarterly return was 11.52%
(the first quarter of 1991) and the lowest quarterly return was -5.72% (the third quarter of 1998). The Class A return for the year through September
30, 2001 was 6.47%.

[1]Prior to September 18, 2000, the Fund sought to achieve its goals by investing primarily in junk bonds, with minimal investment in foreign securities. Accordingly, the performance information in the bar chart and performance table for periods prior to that date reflect the operations of the Fund under its former investment strategies and related policies.

Average Annual Total Returns

as of December 31, 2000 (%)       1 Year   5 Years  10 Years  Life of Class[1]

Class A Shares of
Global Bond Fund                 -10.25%     3.77%     9.16%

Lehman Brothers U.S. Dollar-
Denominated Universal Index       10.82%     6.43%     8.05%

Salomon Brothers High Yield
Market Index                      -5.68%     4.60%    11.10%

Lipper High Current Yield
Funds Universe Average            -8.38%     3.36%     9.99%

Class B Shares of
Global Bond Fund                  -9.11%                              -5.54%

Lehman Brothers U.S. Dollar-
Denominated Universal Index       10.82%                               9.18%

Salomon Brothers High Yield
Market Index                      -5.68%                              -2.91%

Lipper High Current Yield
Funds Universe Average            -8.38%                              -5.07%

Class C Shares of
Global Bond Fund                  -5.69%                              -2.74%

Lehman Brothers U.S. Dollar-
Denominated Universal Index       10.82%                               9.18%

Salomon Brothers High Yield
Market Index                      -5.68%                              -2.91%

Lipper High Current Yield
Funds Universe Average            -8.38%                              -5.07%

Class Y Shares of
Global Bond Fund                  -4.47%                               4.80%

Lehman Brothers U.S. Dollar-
Denominated Universal Index       10.82%                               6.85%

Salomon Brothers High Yield
Market Index                      -5.68%                               4.31%

Lipper High Current Yield
Funds Universe Average            -8.38%                               3.09%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lehman Brothers U.S. Dollar-Denominated Universal Index will replace Salomon Brothers High Yield Market Index. WRIMCO believes that the new index provides a more accurate basis for comparing the Fund's performance to the types of securities in which the Fund now invests. Both indexes are presented in this prospectus for comparison purposes. The
Lipper average is a composite of mutual funds with goals similar to the goals of the Fund and investment strategies similar to those of the Fund prior to September 18, 2000.

[1]Since October 6, 1999 for Class B shares and for Class C shares and
February 27, 1996 for Class Y shares. Because each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from October 31, 1999 (Class
B and C) and February 29, 1996 (Class Y).

FEES AND EXPENSES

Global Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from       Class A      Class B     Class C     Class Y
your investment)                Shares       Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)               5.75%         None        None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)              None[2]           5%          1%        None

Annual Fund Operating Expenses
(expenses that are deducted    Class A      Class B     Class C     Class Y
from Fund assets)               Shares       Shares      Shares      Shares

Management Fees                  0.62%        0.62%       0.62%       0.62%

Distribution and Service
(12b-1) Fees                     0.25%        1.00%       1.00%        None

Other Expenses[3]                0.32%        0.52%       0.63%       0.22%

Total Annual Fund
Operating Expenses               1.19%        2.14%       2.25%       0.84%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the shareholder servicing fee that became effective December 1, 2001.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $689         $931      $1,192      $1,935

Class B Shares                    $617         $970      $1,249      $2,228[1]

Class C Shares                    $228         $703      $1,205      $2,585

Class Y Shares                    $ 86         $268       $ 466      $1,037

If shares are not redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $689         $931      $1,192      $1,935

Class B Shares                    $217         $670      $1,149      $2,228[1]

Class C Shares                    $228         $703      $1,205      $2,585

Class Y Shares                    $ 86         $268       $ 466      $1,037

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

WADDELL & REED ADVISORS
GOVERNMENT SECURITIES FUND, INC.

GOAL
(formerly United Government Securities Fund, Inc.(R)) seeks as high a current income as is consistent with safety of principal.

Principal Strategies

Government Securities Fund seeks to achieve its goal by investing exclusively in debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities). The Fund invests in a diversified portfolio of U.S. Government securities, including treasury issues and mortgage-backed securities. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

Principal Risks of Investing in the Fund

Because Government Securities Fund owns different types of fixed-income instruments, a variety of factors can affect its investment performance, such as:

* an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Fund's holdings to fall as part of a broad market decline

* prepayment of higher-yielding bonds and mortgage-backed securities

* WRIMCO's skill in evaluating and selecting securities for the Fund

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. As well, not all U.S.
Government securities are backed by the full faith and credit of the United
States.

Who May Want to Invest

Government Securities Fund is designed for investors who seek current income and the relative security of investing in U.S. Government securities. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Government Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

* The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

* The performance table shows average annual total returns for each class and compares them to the market indicators listed.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year. As of September 30,
2000, the Fund's fiscal year-end changed from March 31 to September 30.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1991       16.07%
1992        7.54%
1993        9.99%
1994       -3.88%
1995       19.30%
1996        1.77%
1997        9.16%
1998        7.49%
1999       -0.64%
2000       11.30%

In the period shown in the chart, the highest quarterly return was 6.81%
(the third quarter of 1991) and the lowest quarterly return was -3.32% (the first quarter of 1994). The Class A return for the year through September
30, 2001  was 7.56%.

Average Annual Total Returns

as of December 31, 2000 (%)       1 Year   5 Years  10 Years  Life of Class[1]

Class A Shares of
Government Securities Fund         6.57%     4.81%     7.18%

Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index               12.34%     6.64%     7.92%

Lipper General U. S.
Government Funds
Universe Average                  11.77%     5.40%     6.99%

Class B Shares of
Government Securities Fund         6.48%                               5.04%

Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index               12.34%                               9.99%

Lipper General U. S.
Government Funds
Universe Average                  11.77%                               9.27%

Class C Shares of
Government Securities Fund        10.27%                               8.35%

Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index               12.34%                               9.99%

Lipper General U. S.
Government Funds
Universe Average                  11.77%                               9.27%

Class Y Shares of
Government Securities Fund        11.70%     6.00%                     6.84%

Salomon Brothers Treasury/
Government Sponsored/
Mortgage Bond Index               12.34%     6.64%                     7.14%

Lipper General U. S.
Government Funds
Universe Average                  11.77%     5.40%                     6.03%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]Since October 4, 1999 for Class B shares, October 8, 1999 for Class C shares and September 27, 1995 for Class Y shares. Because each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the index (including income) are not available, index performance is calculated from October 31,
1999 (Class B and C) and September 30, 1995 (Class Y).

FEES AND EXPENSES

Government Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from       Class A      Class B     Class C     Class Y
your investment)                Shares       Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)               4.25%         None        None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)              None[2]           5%          1%        None

Annual Fund Operating Expenses
(expenses that are deducted    Class A      Class B     Class C     Class Y
from Fund assets)               Shares       Shares      Shares      Shares

Management Fees                  0.50%        0.50%       0.50%       0.50%

Distribution and Service
(12b-1) Fees                     0.25%        1.00%       1.00%        None

Other Expenses[3]                0.36%        0.48%       0.35%       0.29%

Total Annual Fund
Operating Expenses               1.11%        1.98%       1.85%       0.79%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the shareholder servicing fee that became effective December 1, 2001.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $533         $763      $1,011      $1,719

Class B Shares                    $601         $921      $1,168      $2,079[1]

Class C Shares                    $188         $582      $1,001      $2,169

Class Y Shares                    $ 81         $252       $ 439       $ 978

If shares are not redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $533         $763      $1,011      $1,719

Class B Shares                    $201         $621      $1,068      $2,079[1]

Class C Shares                    $188         $582      $1,001      $2,169

Class Y Shares                    $ 81         $252       $ 439       $ 978

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

WADDELL & REED ADVISORS
HIGH INCOME FUND, INC.

GOALS
(formerly United High Income Fund, Inc.(R)) seeks, as a primary goal, a high level of current income. As a secondary goal, the Fund seeks capital growth when consistent with its primary goal.

Principal Strategies

High Income Fund seeks to achieve its goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of
U.S. and foreign issuers, the risks of which are, in the judgment of
WRIMCO, consistent with the Fund's goals. The Fund invests primarily in lower quality bonds, commonly called junk bonds, that include bonds rated
BB and below by S&P or Ba and below by Moody's or, if unrated, deemed by
WRIMCO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds. As well, the Fund may invest in bonds of any maturity and may invest in companies of any size.

The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth. The Fund emphasizes a blend of value and growth in its selection of common stocks. Value stocks are those which WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the
Fund. These include an issuer's past, current and estimated future:

* financial strength

* cash flow

* management

* borrowing requirements

* responsiveness to changes in interest rates and business conditions

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example,
WRIMCO may sell a holding if the issuer's financial strength declines, or if anticipated to decline, to an unacceptable level or if management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may sell a security if the competitive conditions of a particular industry have increased, and it believes the Fund should, therefore, reduce its exposure to such industry.
WRIMCO may also sell a security if, in its opinion, the price of the security has risen to reflect the company's improved creditworthiness and other investments with greater potential exist. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because High Income Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds

* an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities, to decline

* the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries

* changes in the maturities of bonds owned by the Fund

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Fund's holdings to fall as part of a broad market decline

* WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

High Income Fund is designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the goal of income. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

* The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

* The performance table shows average annual total returns for each class and compares them to the market indicators listed.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year. As of September 30,
2000, the Fund's fiscal year-end changed from March 31 to September 30.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1991       37.45%
1992       16.33%
1993       17.69%
1994       -3.66%
1995       17.80%
1996       11.88%
1997       14.32%
1998        3.88%
1999        2.92%
2000       -6.47%

In the period shown in the chart, the highest quarterly return was 12.12%
(the first quarter of 1991) and the lowest quarterly return was -5.18% (the third quarter of 1998). The Class A return for the year through September
30, 2001 was 1.60%.

Average Annual Total Returns

as of December 31, 2000 (%)       1 Year   5 Years  10 Years  Life of Class[1]

Class A Shares of
High Income Fund                 -11.85%     3.81%     9.95%

Salomon Brothers High Yield
Market Index                      -5.68%     4.60%    11.10%

Lipper High Current Yield Funds
Universe Average                  -8.38%     3.36%     9.99%

Class B Shares of
High Income Fund                 -10.88%                              -6.87%

Salomon Brothers High Yield
Market Index                      -5.68%                              -2.91%

Lipper High Current Yield Funds
Universe Average                  -8.38%                              -5.07%

Class C Shares of
High Income Fund                  -7.46%                              -4.07%

Salomon Brothers High Yield
Market Index                      -5.68%                              -2.91%

Lipper High Current Yield Funds
Universe Average                  -8.38%                              -5.07%

Class Y Shares of
High Income Fund                  -6.21%                               5.12%

Salomon Brothers High Yield
Market Index                      -5.68%                               4.60%

Lipper High Current Yield Funds
Universe Average                  -8.38%                               3.36%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.

[1]Since October 4, 1999 for Class B shares and for Class C shares and
January 4, 1996 for Class Y shares. Because each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the index (including income) are not available, index performance is calculated from October 31, 1999 (Class B and C) and
December 31, 1995 (Class Y).

FEES AND EXPENSES

High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from       Class A      Class B     Class C     Class Y
your investment)                Shares       Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)               5.75%         None        None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)              None[2]           5%          1%        None

Annual Fund Operating Expenses
(expenses that are deducted    Class A      Class B     Class C     Class Y
from Fund assets)               Shares       Shares      Shares      Shares

Management Fees                  0.62%        0.62%       0.62%       0.62%

Distribution and Service
(12b-1) Fees                     0.25%        1.00%       1.00%        None

Other Expenses[3]                0.22%        0.38%       0.37%       0.20%

Total Annual Fund
Operating Expenses               1.09%        2.00%       1.99%       0.82%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the shareholder servicing fee that became effective December 1, 2001.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $680         $902      $1,141      $1,827

Class B Shares                    $603         $927      $1,178      $2,090[1]

Class C Shares                    $202         $624      $1,073      $2,317

Class Y Shares                    $ 84         $262       $ 455      $1,014

If shares are not redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $680         $902      $1,141      $1,827

Class B Shares                    $203         $627      $1,078      $2,090[1]

Class C Shares                    $202         $624      $1,073      $2,317

Class Y Shares                    $ 84         $262       $ 455      $1,014

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

WADDELL & REED ADVISORS
MUNICIPAL BOND FUND, INC.

GOAL
(formerly United Municipal Bond Fund, Inc.(R)) seeks to
provide income that is not subject to Federal income tax.

Principal Strategies

Municipal Bond Fund seeks to achieve its goal by investing primarily in tax-exempt municipal bonds, mainly of investment grade and of any maturity.
Municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. However, a significant portion, up to 40%, of the Fund's dividends paid to shareholders each year may be a tax preference item for purposes of the Federal alternative minimum tax (AMT).

The Fund diversifies its holdings between two main types of municipal bonds:

* general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

* revenue bonds, which are payable only from specific sources, such as the revenue from a particular project or a special tax. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single family home mortgages and multi-family project mortgages

WRIMCO may look at a number of factors in selecting securities for the
Fund's portfolio. These include:

* the security's current coupon

* the maturity of the security

* the relative value of the security

* the creditworthiness of the particular issuer or of the private company involved

* the structure of the security, including whether it has a put or a call feature

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund.
WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Municipal Bond Fund primarily owns different types of securities issued by municipal authorities, a variety of factors can affect its investment performance, such as:

* an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities and zero coupon bonds, to decline

* prepayment of asset-backed securities or mortgage-backed securities
  (prepayment risk)

* prepayment of higher-yielding bonds when interest rates decline
  (optional call risk)

* changes in the maturities of bonds owned by the Fund

* the credit quality of the issuers whose securities the Fund owns or of the private companies involved in PAB-financed projects

* the local economic, political or regulatory environment affecting bonds owned by the Fund

* failure of a bond's interest to qualify as tax-exempt

* legislation affecting the tax status of municipal bond interest

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Fund's holdings to fall as part of a broad market decline

* WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

A significant portion of the Fund's dividends attributable to municipal bond interest may be a tax preference item; this would have the effect of reducing the Fund's return to any investor whose AMT liability was increased by the Fund's dividends.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Municipal Bond Fund is designed for investors seeking current income that is primarily free from Federal income tax, through a diversified portfolio.
You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Municipal Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

* The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

* The performance table shows average annual total returns for each class and compares them to the market indicators listed.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1991       13.15%
1992        9.53%
1993       14.30%
1994       -7.14%
1995       20.17%
1996        4.12%
1997       10.23%
1998        5.20%
1999       -5.50%
2000        9.93%

In the period shown in the chart, the highest quarterly return was 8.87%
(the first quarter of 1995) and the lowest quarterly return was -6.48% (the first quarter of 1994). The Class A return for the year through September
30, 2001 was 4.10%.

Average Annual Total Returns

as of December 31, 2000 (%)       1 Year   5 Years  10 Years  Life of Class[1]

Class A Shares of
Municipal Bond Fund                5.26%     3.73%     6.65%

Lehman Brothers Municipal
Bond Index                        11.69%     5.84%     7.32%

Lipper General Municipal
Debt Funds Universe Average       10.83%     4.65%     6.67%

Class B Shares of
Municipal Bond Fund                4.90%                               2.11%

Lehman Brothers Municipal
Bond Index                        11.69%                              10.23%

Lipper General Municipal
Debt Funds Universe Average       10.83%                               9.19%

Class C Shares of
Municipal Bond Fund                8.90%                               5.33%

Lehman Brothers Municipal
Bond Index                        11.69%                              10.23%

Lipper General Municipal
Debt Funds Universe Average       10.83%                               9.19%

Class Y Shares of
Municipal Bond Fund               10.06%                               2.02%

Lehman Brothers Municipal
Bond Index                        11.69%                               4.59%

Lipper General Municipal
Debt Funds Universe Average       10.83%                               2.87%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]Since October 5, 1999 for Class B shares, October 7, 1999 for Class C shares and December 30, 1998 for Class Y shares. Because each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from October 31,
1999 (Class B and C) and December 31, 1998 (Class Y).

FEES AND EXPENSES

Municipal Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from       Class A      Class B     Class C     Class Y
your investment)                Shares       Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)               4.25%         None        None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)              None[2]           5%          1%        None

Annual Fund Operating Expenses
(expenses that are deducted    Class A      Class B     Class C     Class Y
from Fund assets)               Shares       Shares      Shares      Shares

Management Fees                  0.52%        0.52%       0.52%       0.52%

Distribution and Service
(12b-1) Fees                     0.25%        1.00%       1.00%        None

Other Expenses[3]                0.12%        0.21%       0.23%       0.19%

Total Annual Fund
Operating Expenses               0.89%        1.73%       1.75%       0.71%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the shareholder servicing fee that became effective December 1, 2001.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $512         $697       $ 897      $1,474

Class B Shares                    $576         $845      $1,039      $1,817[1]

Class C Shares                    $178         $551       $ 949      $2,062

Class Y Shares                    $ 73         $227       $ 395       $ 883

If shares are not redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $512         $697       $ 897      $1,474

Class B Shares                    $176         $545       $ 939      $1,817[1]

Class C Shares                    $178         $551       $ 949      $2,062

Class Y Shares                    $ 73         $227       $ 395       $ 883

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

WADDELL & REED ADVISORS
MUNICIPAL HIGH INCOME FUND, INC.

GOAL
(formerly United Municipal High Income Fund, Inc.(R)) seeks to provide a high level of income that is not subject to Federal income tax.

Principal Strategies

Municipal High Income Fund seeks to achieve its goal through a diversified portfolio consisting mainly of tax-exempt municipal bonds. Municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. However, a significant portion, up to 40%, of the Fund's dividends paid to shareholders each year may be a tax preference item for purposes of the AMT.

The Fund invests primarily in bonds rated in the lower tier of investment grade (BBB by S&P and Baa by Moody's) or lower, including bonds rated below investment grade, or junk bonds, typically rated BB and lower by S&P and Ba and lower by Moody's, or, if unrated, judged by WRIMCO to be of similar quality. As well, the Fund typically invests in municipal bonds with remaining maturities of 10 to 30 years.

The Fund diversifies its holdings between two main types of municipal bonds:

* general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

* revenue bonds, which are payable only from specific sources, such as the revenue from a particular project or a special tax. Revenue bonds include certain PABs, which finance privately operated facilities

WRIMCO may look at a number of factors in selecting securities for the
Fund's portfolio. These include:

* the security's current coupon

* the maturity of the security

* the relative value and market yield of the security

* the creditworthiness of the particular issuer or of the private company involved

* the structure of the security, including whether it has a put or a call feature

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used when buying securities in order to determine whether the security continues to be a desired investment for the Fund, including consideration of the security's current credit quality. As well,
WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

The Fund may invest significantly in PABs in general, in revenue bonds payable from similar projects and in municipal bonds of issuers located in the same geographic area.

Principal Risks of Investing in the Fund

Because Municipal High Income Fund owns different types of tax-exempt securities, a variety of factors can affect its investment performance, such as:

* an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline

* the credit quality of the issuers whose securities the Fund owns or of the private companies involved in PAB-financed projects

* changes in the maturities of bonds owned by the Fund

* prepayment of asset-backed securities or other higher-yielding bonds held by the Fund (prepayment risk)

* the local economic, political or regulatory environment affecting bonds owned by the Fund

* failure of a bond's interest to qualify as tax-exempt

* legislation affecting the tax status of municipal bond interest

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Fund's holdings to fall as part of a broad market decline

* WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

A significant portion of the Fund's dividends attributable to municipal bond interest may be a tax preference item; this would have the effect of reducing the Fund's return to any investor whose AMT liability was increased by the Fund's dividends.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Municipal High Income Fund is designed for investors seeking current income that is primarily free from Federal income tax and that is higher than is normally available with securities in the higher-rated categories. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Municipal High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

* The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

* The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

* The performance table shows average annual total returns for each class and compares them to the market indicators listed.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1991       11.67%
1992       10.15%
1993       13.19%
1994       -3.12%
1995       16.74%
1996        6.90%
1997       11.77%
1998        6.82%
1999       -5.20%
2000        5.39%

In the period shown in the chart, the highest quarterly return was 8.48%
(the fourth quarter of 1998) and the lowest quarterly return was -3.93%
(the first quarter of 1994). The Class A return for the year through
September 30, 2001 was 5.40%.

Average Annual Total Returns

as of December 31, 2000 (%)       1 Year   5 Years  10 Years  Life of Class[1]

Class A Shares of
Municipal High Income Fund         0.91%     4.07%     6.78%

Lehman Brothers Municipal
Bond Index                        11.69%     5.84%     7.32%

Lipper High Yield Municipal
Bond Funds Universe Average        3.08%     3.78%     6.01%

Class B Shares of
Municipal High Income Fund         0.44%                              -2.08%

Lehman Brothers Municipal
Bond Index                        11.69%                              10.23%

Lipper High Yield Municipal
Bond Funds Universe Average        3.08%                               1.88%

Class C Shares of
Municipal High Income Fund         4.39%                               0.93%

Lehman Brothers Municipal
Bond Index                        11.69%                              10.23%

Lipper High Yield Municipal
Bond Funds Universe Average        3.08%                               1.88%

Class Y Shares of
Municipal High Income Fund         5.23%                               0.26%

Lehman Brothers Municipal
Bond Index                        11.69%                               4.59%

Lipper High Yield Municipal
Bond Funds Universe Average        3.08%                              -1.15%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]Since October 5, 1999 for Class B shares, October 8, 1999 for Class C shares and December 30, 1998 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from October 31,
1999 (Class B and C) and December 31, 1998 (Class Y).

FEES AND EXPENSES

Municipal High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from       Class A      Class B     Class C     Class Y
your investment)                Shares       Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)               4.25%         None        None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)              None[2]           5%          1%        None

Annual Fund Operating Expenses
(expenses that are deducted    Class A      Class B     Class C     Class Y
from Fund assets)               Shares       Shares      Shares      Shares

Management Fees                  0.52%        0.52%       0.52%       0.52%

Distribution and Service
(12b-1) Fees                     0.25%        1.00%       1.00%        None

Other Expenses[3]                0.25%        0.38%       0.30%       1.41%

Total Annual Fund
Operating Expenses               1.02%        1.90%       1.82%       1.93%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the shareholder servicing fee that became effective December 1, 2001.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $525         $736       $ 964      $1,620

Class B Shares                    $593         $897      $1,126      $1,991[1]

Class C Shares                    $185         $573       $ 985      $2,137

Class Y Shares                    $196         $606      $1,042      $2,254

If shares are not redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $525         $736       $ 964      $1,620

Class B Shares                    $193         $597      $1,026      $1,991[1]

Class C Shares                    $185         $573       $ 985      $2,137

Class Y Shares                    $196         $606      $1,042      $2,254

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

WADDELL & REED ADVISORS
MUNICIPAL MONEY MARKET FUND, INC.

GOAL
seeks to provide maximum current income that is consistent with stability of principal and exempt from Federal income taxes.

Principal Strategies

Municipal Money Market Fund seeks to achieve its goal by investing in U.S.
dollar-denominated, short-term, high-quality tax-exempt securities. The
Fund will typically invest at least 80% of its total assets in municipal obligations. Municipal obligations mean securities the interest on which is not includable in gross income for Federal income tax purposes. However, a significant portion, up to 100%, of the Fund's dividends paid to shareholders each year may be a tax preference item for purposes of the
AMT.

High quality indicates that the securities will be rated in one of the two highest short-term ratings as assigned by any NRSRO, or if unrated, will be of comparable quality as determined by WRIMCO. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

The Fund diversifies its holdings between two main types of municipal bonds:

* general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

* revenue bonds, which are payable only from specific sources, such as the revenue from a particular project or a special tax. Revenue bonds include certain PABs, which finance privately operated facilities

The Fund may invest significantly in PABs in general, in revenue bonds payable from similar projects and in municipal bonds of issuers located in the same geographic area.

Principal Risks of Investing in the Fund

Because Municipal Money Market Fund owns different types of short-term, tax-exempt securities, a variety of factors can affect its investment performance, such as:

* an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline

* the credit quality and other conditions of the issuers whose securities the Fund owns or of the private companies involved in PAB-financed projects

* failure of a security's interest to qualify as tax-exempt

* legislation affecting the tax status of municipal bond interest

* adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund

A significant portion of the Fund's dividends attributable to municipal bond interest may be a tax preference item; this would have the effect of reducing the Fund's return to any investor whose AMT liability was increased by the Fund's dividends.

An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the
Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest

Municipal Money Market Fund is designed for investors who are risk-averse and seek to preserve principal while earning current income that is primarily exempt from Federal income tax, and who are saving for short-term needs. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Municipal Money Market Fund

The Fund commenced operations on December 15, 2000. Since this Fund has less than one calendar year's performance, no performance information is provided in this section.

FEES AND EXPENSES

Municipal Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from                    Class A     Class B     Class C
your investment)                             Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                             None        None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                              None          5%          1%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

Annual Fund Operating Expenses
(expenses that are deducted                 Class A     Class B     Class C
from Fund assets)                            Shares      Shares      Shares

Management Fees[2]                            0.40%       0.40%       0.40%

Distribution and Service
(12b-1) Fees                                   None       1.00%       1.00%

Other Expenses                                0.64%       0.81%       0.76%

Total Annual Fund
Operating Expenses                            1.04%       2.21%       2.16%

[2]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed at end of period:                 1 Year     3 Years

Class A Shares                                             $107        $332

Class B Shares                                             $624        $990

Class C Shares                                             $219        $677

If shares are not redeemed at end of period:             1 Year     3 Years

Class A Shares                                             $107        $332

Class B Shares                                             $224        $690

Class C Shares                                             $219        $677

WADDELL & REED ADVISORS
CASH MANAGEMENT, INC.

GOAL
(formerly United Cash Management, Inc.(R)) seeks maximum current income consistent with stability of principal.

Principal Strategies

Cash Management seeks to achieve its goal by investing in U.S. dollar-
denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated A-1 or A-2 by S&P or
Prime-1 or Prime-2 by Moody's, or if unrated, will be of comparable quality as determined by WRIMCO. The Fund seeks, as well, to maintain a NAV of
$1.00 per share. The Fund maintains a dollar-weighted average maturity of
90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Fund

Because Cash Management owns different types of money market obligations and instruments, a variety of factors can affect its investment performance, such as:

* an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline

* the credit quality and other conditions of the issuers whose securities the Fund holds

* adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Fund.

An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the
Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest

Cash Management is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Cash Management

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the periods shown.

* The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

* The performance table shows average annual total returns for each class.

* The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the
Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year. As of September 30,
2000, the Fund's fiscal year-end changed from June 30 to September 30.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Waddell & Reed web site at www.waddell.com for more current performance information.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year (%)

1991        5.65%
1992        3.16%
1993        2.38%
1994        3.47%
1995        5.30%
1996        4.74%
1997        4.91%
1998        4.97%
1999        4.61%
2000        5.82%

In the period shown in the chart, the highest quarterly return was 1.57%
(the fourth quarter of 2000) and the lowest quarterly return was 0.54% (the first quarter of 1994). The Class A return for the year through September
30, 2001 was 3.15%. As of December 31, 2000, the 7-day yield was equal to
6.01%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average Annual Total Returns

as of December 31, 2000 (%)       1 Year   5 Years  10 Years  Life of Class[1]

Class A Shares of the Fund         5.82%     5.01%     4.50%

Class B Shares of the Fund         0.96%                               1.69%

Class C Shares of the Fund         4.77%                               4.56%

[1]Since September 9, 1999 for Class B shares and for Class C shares.

FEES AND EXPENSES

Cash Management

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from                    Class A     Class B     Class C
your investment)                             Shares      Shares      Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                             None        None        None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                              None          5%          1%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For
Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

Annual Fund Operating Expenses
(expenses that are deducted                 Class A     Class B     Class C
from Fund assets)                            Shares      Shares      Shares

Management Fees                               0.40%       0.40%       0.40%

Distribution and Service
(12b-1) Fees                                   None       1.00%       1.00%

Other Expenses                                0.36%       0.26%       0.24%

Total Annual Fund
Operating Expenses                            0.76%       1.66%       1.64%

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $ 78         $243       $ 422       $ 942

Class B Shares                    $569         $823      $1,002      $1,724[1]

Class C Shares                    $167         $517       $ 892      $1,944

If shares are not redeemed
at end of period:               1 Year      3 Years     5 Years    10 Years

Class A Shares                    $ 78         $243       $ 422       $ 942

Class B Shares                    $169         $523       $ 902      $1,724[1]

Class C Shares                    $167         $517       $ 892      $1,944

[1]Reflects annual operating expenses of Class A shares after conversion of
Class B shares into Class A shares 8 years after the month in which the shares were purchased.

THE INVESTMENT PRINCIPLES OF THE FUNDS

Investment Goals, Principal Strategies and Other Investments

Waddell & Reed Advisors Bond Fund

The goal of Bond Fund is a reasonable return with emphasis on preservation of capital. The Fund seeks to achieve this goal by investing primarily in a diversified portfolio of highly rated debt securities, and to a lesser extent, in non-investment grade securities, convertible securities and debt securities with warrants attached. The Fund may use various techniques, such as investing in put bonds, to manage the duration of its holdings. As a result, as interest rates rise, the duration (price sensitivity to rising interest rates) of the Fund's holdings will typically decline. There is no guarantee, however, that the Fund will achieve its goal.

The Fund limits its acquisition of securities so that at least 90% of its total assets will consist of debt securities. These debt securities primarily include corporate bonds and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund may invest, to a limited extent, in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds. The Fund may also invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, it may take a number of actions: sell longer-term bonds and buy shorter-term bonds or invest in money market instruments. By taking a temporary defensive position, the
Fund may not achieve its investment objective.

Waddell & Reed Advisors Global Bond Fund

The primary goal of the Global Bond Fund is to earn a high level of current income. As a secondary goal, the Fund seeks capital growth when consistent with the primary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of U.S. dollar-denominated debt securities, or bonds, of U.S. and foreign issuers. There is no guarantee, however, that the Fund will achieve its goals.

The Fund primarily owns bonds; however, the Fund may also own, to a lesser extent, preferred stocks, common stocks and convertible securities. The bonds may be of any maturity but will primarily be of intermediate term
(generally, maturity ranging between one and ten years) and of investment grade. The Fund may, however, invest up to 35% of its total assets in bonds, typically foreign issues, in the lower rating categories of the established rating organizations, or unrated securities determined by
WRIMCO to be of comparable quality. Lower quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness.

During normal market conditions, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S.
The Fund generally limits its holdings so that no more than 30% of its total assets are invested in issuers within a single country outside the
U.S. Typically, the Fund invests no more than 10% of its total assets in securities denominated in foreign currencies.

During normal market conditions, the Fund invests at least 80% of its total assets in bonds. The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions,
WRIMCO may take any one or more of the following steps with respect to the assets in the Fund's portfolio:

* shorten the average maturity of the Fund's debt holdings

* hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit) in varying amounts designed for defensive purposes

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Waddell & Reed Advisors Government Securities Fund

The goal of Government Securities Fund is to seek as high a current income as is consistent with safety of principal. The Fund seeks to achieve its goal by investing exclusively in a diversified portfolio of U.S. Government securities. U.S. Government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. There is no guarantee, however, that the Fund will achieve its goal.

Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agency's obligations, while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

The Fund may invest a significant portion of its assets in mortgage-backed securities guaranteed by the U.S. Government or one of its agencies or instrumentalities. The Fund invests in securities of agencies or instrumentalities only when WRIMCO is satisfied that the credit risk is acceptable.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer provides significant income potential or if the safety of the principal is weakened. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may increase its investments in U.S. Treasury securities and/or increase its cash position. By taking a temporary defensive position, the
Fund may not achieve its investment objective.

Waddell & Reed Advisors High Income Fund

The primary goal of High Income Fund is to earn a high level of current income. As a secondary goal, the Fund seeks capital growth when consistent with the primary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed income securities, the risks of which are, in the judgment of WRIMCO, consistent with the Fund's goals. There is no guarantee, however, that the Fund will achieve its goals.

The Fund primarily owns debt securities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities.
In general, the high income that the Fund seeks is paid by debt securities rated in the lower rating categories of the established rating services or unrated securities that are determined by WRIMCO to be of comparable quality; these include bonds rated BB or lower by S&P, or Ba or lower by
Moody's. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund will normally invest at least 80% of its total assets to seek a high level of current income. The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-
dividend-paying common stocks.

The Fund may invest an unlimited amount of its assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions,
WRIMCO may take any one or more of the following steps with respect to the assets in the Fund's portfolio:

* shorten the average maturity of the Fund's debt holdings

* hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

* emphasize high-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Waddell & Reed Advisors Municipal Bond Fund

The goal of Municipal Bond Fund is to provide income that is not subject to
Federal income tax. The Fund seeks to achieve this goal by investing primarily in a diversified portfolio of municipal bonds. There is no guarantee, however, that the Fund will achieve its goal.

As used in this Prospectus, municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes.
The Fund and WRIMCO rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuer's obligations is excludable from gross income for Federal income tax purposes. The Fund anticipates that not more than 40% of the dividends it will pay to shareholders each year will be treated as a tax preference item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects or a special tax or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. The Fund may invest more than 25% of its total assets in PABs. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations and housing bonds that finance pools of single family home mortgages and multi-family project mortgages.

At least 80% of the Fund's net assets will be invested, during normal market conditions, in municipal bonds of investment grade.

The Fund may invest up to 10% of its total assets in taxable debt securities other than municipal bonds. These must be either:

* U.S. Government securities

* obligations of domestic banks and certain savings and loan associations

* commercial paper rated at least A by S&P or Moody's

* any of the foregoing obligations subject to repurchase agreements

Subject to its policies regarding the amount of Fund assets invested in municipal bonds and taxable debt securities, the Fund may invest in other types of securities and use certain other instruments in seeking to achieve the Fund's goal.

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

* shorten the average maturity of the Fund's portfolio

* hold taxable obligations, subject to the limitations stated above

* emphasize debt securities of a higher quality than those the Fund would ordinarily hold

* hedge exposure to interest rate risk by investing in futures contracts, options on futures contracts and other similar derivative instruments

By taking a temporary defensive position, the Fund may not achieve its investment objective.

Income from taxable obligations, repurchase agreements and derivative instruments will be subject to Federal income tax. At this time, the Fund has limited exposure to futures contracts and similar derivative instruments. The Fund does, and may in the future, hold a significant portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates or otherwise may expose the bond to greater sensitivity to interest rate changes.

Waddell & Reed Advisors Municipal High Income Fund

The goal of Municipal High Income Fund is to provide a high level of income that is not subject to Federal income tax. The Fund seeks to achieve this goal by investing in medium and lower-quality municipal bonds that provide higher yields than bonds of higher quality. There is no guarantee, however, that the Fund will achieve its goal. The Fund anticipates that not more than 40% of the dividends it will pay to shareholders each year will be treated as a tax preference item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects or a special tax or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations.

Under normal market conditions, the Fund will:

* invest substantially in bonds with remaining maturities of 10 to 30 years

* invest at least 80% of its total assets in municipal bonds

* invest at least 75% of its total assets in medium and lower-quality municipal bonds, that include bonds rated BBB through D by S&P, or Baa through D by Moody's, or, if unrated, are determined by WRIMCO to be of comparable quality

The Fund may invest in higher-quality municipal bonds, and invest less than
75% of its total assets in medium and lower-quality municipal bonds, at times when yield spreads are narrow and the higher yields do not justify the increased risk; and/or when, in the opinion of WRIMCO, there is a lack of medium and lower-quality securities in which to invest.

The Fund may invest 25% or more of its total assets in PABs, in securities the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in PABs issued for any one industry or in any one state.

During normal market conditions, the Fund may invest up to 20% of its total assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

* U.S. Government securities

* obligations of domestic banks and certain savings and loan associations

* commercial paper rated at least A by S&P or Moody's

* any of the foregoing obligations subject to repurchase agreements

The Fund may invest in certain derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Income from taxable obligations and certain derivative instruments will be subject to Federal income tax. At this time, the Fund has limited exposure to derivative instruments.

At times WRIMCO may believe that a full or partial defensive position is desirable, temporarily, due to present or anticipated market or economic conditions that are affecting or could affect the values of municipal bonds. During such periods, the Fund may invest up to all of its assets in taxable obligations, which would result in a higher proportion of the
Fund's income (and thus its dividends) being subject to Federal income tax.
By taking a temporary defensive position, the Fund may not achieve its investment objective.

Waddell & Reed Advisors Municipal Money Market Fund

The goal of Municipal Money Market Fund is maximum current income that is consistent with stability of principal and exempt from Federal income tax.
The Fund seeks to achieve its goal by investing in a diversified portfolio of high-quality, short-term tax-exempt securities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act). There is no guarantee, however, that the Fund will achieve its goal.

The Fund typically invests at least 80% of its total assets in municipal obligations. As used in this Prospectus, municipal obligations mean securities the interest on which is not includable in gross income for
Federal income tax purposes. The Fund may invest an unlimited amount of its assets in securities whose interest may be treated as a tax preference item for AMT purposes.

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal obligations are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or a special tax or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. The
Fund may invest more than 25% of its total assets in PABs; however, the
Fund may not invest more than 25% of its total assets in PABs of similar type projects.

Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations, bond anticipation notes and tax anticipation notes.

The Fund may invest up to 20% of its total assets in taxable debt securities other than municipal obligations, including:

* U.S. Government securities

* obligations of domestic banks and certain savings and loan associations

* commercial paper rated at least A or its equivalent by any NRSRO

* any of the foregoing obligations subject to repurchase agreements

WRIMCO may look at a number of factors in selecting securities for the
Fund's portfolio. These include:

* the credit quality of the particular issuer/guarantor of the security or of the private company involved

* the maturity of the security

* the relative value of the security

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

At times WRIMCO may believe that a full or partial defensive position is desirable, temporarily, due to present or anticipated market or economic conditions that are affecting or could affect the values of municipal obligations. During such periods, the Fund may invest up to all of its assets in short-term taxable obligations, typically U.S. Government securities, which would result in a higher proportion of the Fund's income
(and thus its dividends) being subject to Federal income tax. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Waddell & Reed Advisors Cash Management

The goal of Cash Management is maximum current income consistent with stability of principal. The Fund seeks to achieve its goal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the 1940 Act. There is no guarantee, however, that the Fund will achieve its goal.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

* U.S. government obligations (including obligations of U.S. government agencies and instrumentalities)

* bank obligations and instruments secured by bank obligations, such as letters of credit

* commercial paper

* corporate debt obligations, including variable rate master demand notes

* Canadian government obligations

* certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest

The Fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

WRIMCO may look at a number of factors in selecting securities for the
Fund's portfolio. These include:

* the credit quality of the particular issuer or guarantor of the security

* the maturity of the security

* the relative value of the security

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

All Funds

Each Fund may also invest in and use other types of instruments in seeking to achieve its goal(s). For example, each Fund (other than Cash Management or Municipal Money Market Fund) is permitted to invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its
Statement of Additional Information (SAI).

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Fund is subject to market risk, financial risk and prepayment risk.

* Market risk is the possibility of a change in the price of the security because of market factors including changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of a
  Fund (other than Cash Management or Municipal Money Market Fund) will likely change as well.

* Financial risk is based on the financial situation of the issuer of the security. To the extent a Fund invests in debt securities, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests. For an equity investment, a Fund's financial risk may depend on the earnings performance of the company issuing the stock.

* Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of a Fund's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, foreign taxes, and potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security.

For PABs, their credit quality is generally dependent on the credit standing of the company involved. To the extent that Municipal Bond Fund,
Municipal High Income Fund or Municipal Money Market Fund invests in municipal bonds the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area, the Fund may be more susceptible to the risks associated with economic, political or regulatory occurrences that might adversely affect particular projects or areas. Currently, Municipal High
Income Fund invests a significant portion of its assets in PABs associated with healthcare-oriented projects. The risks particular to these types of projects are construction risk and occupancy risk. You will find more information in the SAI about the types of projects in which a Fund may invest from time to time and a discussion of the risks associated with such projects.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments.

YOUR ACCOUNT

Choosing a Share Class

Each Fund offers four classes of shares: Class A, Class B, Class C and
Class Y (except Cash Management and Municipal Money Market Fund do not
offer Class Y). Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years).
Class B and Class C shares are not available for investments of $2 million or more. Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A                  Class B                     Class C

Initial sales charge     No initial sales charge     No initial sales charge

No deferred sales        Deferred sales charge on    A 1% deferred sales
charge[1]                shares you sell within      charge on shares you
                         six years after purchase    sell within twelve
                                                     months after purchase

Maximum distribution     Maximum distribution        Maximum distribution
and service (12b-1)      and service (12b-1) fees    and service (12b-1)
fees of 0.25%            of 1.00%                    fees of 1.00%

For an investment of     Converts to Class A shares  Does not convert to
$2 million or more,      8 years after the month     Class A shares, so
only Class A shares      in which the shares were    annual expenses do
are available            purchased, thus reducing    not decrease
                         future annual expenses

                         For an investment of
                         $300,000 or more, your
                         financial advisor typically
                         will recommend purchase of
                         Class A shares due to a
                         reduced sales charge and
                         lower annual expenses

[1]A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

General Comparison of Class A, Class B and Class C Shares
Cash Management and Municipal Money Market Fund

Class A                  Class B                     Class C

No initial sales charge  No initial sales charge     No initial sales charge

Funds Plus Service       Funds Plus Service          Funds Plus Service
optional                 typically required for      typically required
for                      direct investment           direct investment

No deferred sales        Deferred sales charge       A 1% deferred sales
charge                   on shares you sell          charge on shares you
                         within six years            sell within twelve
                                                     months

No distribution and      Maximum distribution        Maximum distribution
service (12b-1) fees     and service (12b-1) fees    and service (12b-1)
                         of 1.00%                    fees of 1.00%

For an investment of     Converts to Class A shares  Does not convert to
$2 million or more,      8 years after the month     Class A shares, so
only Class A shares      in which the shares were    annual expenses do
are available            purchased, thus reducing    not decrease
                         future annual expenses

Effective June 30, 2000, Cash Management Waddell & Reed Money Market C
shares were closed to all investments other than re-invested dividends.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to
Rule 12b-1 under the 1940 Act for each of its Class A, Class B and Class C shares other than Cash Management Class A and Municipal Money Market Fund
Class A. Under the Class A Plan, a Fund may pay Waddell & Reed, Inc.
(Waddell & Reed) a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse Waddell &
Reed for, either directly or through third parties, the amounts it spends for distributing the Fund's Class A shares, providing personal service to
Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay Waddell & Reed, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the shares of that class to compensate Waddell & Reed for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the shares of that class to compensate Waddell & Reed for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to Waddell & Reed by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by Waddell & Reed with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that Waddell & Reed is permitted to receive under the NASD rules as then in effect. Because the fees of a class are paid out of the assets of that class on an ongoing basis, over time such fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are subject to an initial sales charge when you buy them
(other than Cash Management and Municipal Money Market Fund), based on the amount of your investment, according to the tables below. Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

Bond Fund
Global Bond Fund
High Income Fund

Size of Purchase

                                                Sales Charge    Reallowance
                                                  as Approx.     to Dealers
                                 Sales Charge     Percent of     as Percent
                                as Percent of         Amount    of Offering
                               Offering Price       Invested          Price

Under $100,000                          5.75%          6.10%          5.00%
$100,000 to less than $200,000           4.75           4.99           4.00
$200,000 to less than $300,000           3.50           3.63           2.80
$300,000 to less than $500,000           2.50           2.56           2.00
$500,000 to less than $1,000,000         1.50           1.52           1.20
$1,000,000 to less than $2,000,000       1.00           1.01           0.75
$2,000,000 and over                      0.00[1]        0.00[1]        0.50

Government Securities Fund
Municipal Bond Fund
Municipal High Income Fund

Size of Purchase
                                                Sales Charge    Reallowance
                                                  as Approx.     to Dealers
                                 Sales Charge     Percent of     as Percent
                                as Percent of         Amount    of Offering
                               Offering Price       Invested          Price

Under $100,000                          4.25%          4.44%          3.60%
$100,000 to less than $300,000           3.25           3.36           2.75
$300,000 to less than $500,000           2.50           2.56           2.00
$500,000 to less than $1,000,000         1.50           1.52           1.20
$1,000,000 to less than $2,000,000       1.00           1.01           0.75
$2,000,000 and over                      0.00[1]        0.00[1]        0.50

[1]No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase.
The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

Waddell & Reed or its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a
Fund owned by the dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

* Combining additional purchases of Class A shares of any of the funds in
  Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell & Reed
  InvestEd Portfolios, Inc. except Class A shares of Waddell & Reed
  Advisors Cash Management, Inc., Waddell & Reed Advisors Municipal Money
  Market Fund, Inc. or Class A shares of W&R Funds, Inc. Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A shares already held (Rights of
  Accumulation)

* Grouping all purchases of Class A shares, except shares of Waddell &
  Reed Advisors Cash Management, Inc., Waddell & Reed Advisors Municipal
  Money Market Fund, Inc. or W&R Funds, Inc. Money Market Fund, made during a thirteen-month period (Letter of Intent)

* Grouping purchases by certain related persons

Additional information and applicable forms are available from your financial advisor.

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

* The Directors and officers of the Fund or of any affiliated entity of
  Waddell & Reed, employees of Waddell & Reed and its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

* Until December 31, 2002, clients of Legend Equities Corporation (Legend)
  if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or
  W&R Funds, Inc. and the purchase is made within sixty (60) days of such redemption

* Retirement plan accounts held in the Waddell & Reed Advisors Retirement
  Plan, offered and distributed by Nationwide Investment Services
  Corporation through Nationwide Trust Company, FSB retirement programs

* Direct Rollovers from the Waddell & Reed Advisors Retirement Plan

* Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records

* Friends of the Firm which include certain persons who have an existing relationship with Waddell & Reed or any of its affiliates

* Certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of Waddell &
  Reed Advisors Municipal High Income Fund, Inc.

You will find more information in the SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to
Waddell & Reed, as further described below. The purpose of the CDSC is to compensate Waddell & Reed for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A investments. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased.
Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the
CDSC identified below.

Contingent Deferred Sales Charge
on Shares Sold Within Year             As % of Amount Subject to Charge

             1                                       5.0%
             2                                       4.0%
             3                                       3.0%
             4                                       3.0%
             5                                       2.0%
             6                                       1.0%
             7+                                      0.0%

In the table, a year is a 12-month period. In applying the CDSC, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on January 14, 2002, then redeems all Class B shares on January 12, 2003, the shareholder will pay a
CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual
12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, Class C shares may not be appropriate if you anticipate holding the shares for more than eight (8) years.

The CDSC will not apply in the following circumstances:

* redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to Waddell & Reed

* redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper

* redemptions of shares purchased by current or retired Directors of the
  Fund, Directors of affiliated companies, current or retired officers of the Fund, employees of Waddell & Reed and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons

* redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (The service and this exclusion from the CDSC do not apply to a one-time withdrawal)

* redemptions the proceeds of which are reinvested within forty-five (45)
  days in shares of the same class of the Fund as that redeemed

* redemptions the proceeds of which are invested in the Waddell & Reed
  InvestEd Portfolios, Inc.

* the exercise of certain exchange privileges

* redemptions effected pursuant to each Fund's right to liquidate a shareholder's shares if the aggregate NAV of those shares is less than
  $500, or $250 for Cash Management and Municipal Money Market Fund

* redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company acquired pursuant to such reorganization

* for Class C shares of Waddell & Reed Advisors Municipal High Income
  Fund, Inc., redemptions made by shareholders that have purchased shares of this Fund through certain group plans that have selling agreements with Waddell & Reed and that are administered by a third party and/or for which brokers not affiliated with Waddell & Reed provide administrative or recordkeeping services

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

Class Y shares are not subject to a sales charge or to annual 12b-1 fees.

Class Y shares are only available for purchase by:

* participants of employee benefit plans established under section 403(b)
  or section 457, or qualified under section 401 of the Code, including
  401(k) plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records

* banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records

* government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more

* certain retirement plans and trusts for employees and financial advisors of Waddell & Reed and its affiliates

* Waddell & Reed InvestEd Portfolios, Inc.

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and
Coverdell Education Savings Accounts) may be tax-deductible.

*  Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. The Annual Dollar Limit is $2,000 for all individuals for
  2001. For the 2002 through 2004 calendar years, the Annual Dollar Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which a contribution is made, the Annual Dollar
  Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2002 through 2005 calendar years. An individual's maximum IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a Roth IRA for that year. The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit (the Annual Dollar Limit for each spouse) or, if less, the couple's combined earned income for the tax year.

*  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.

*  Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (the Annual Dollar
  Limit is identified in the Individual Retirement Accounts section above). The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

*  Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2000 per taxable year, and permit tax-free withdrawals to pay the qualified higher education expenses of the beneficiary.

*  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees)
  with many of the same advantages as a profit sharing plan but with fewer administrative requirements.

*  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be
  established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

*  Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves, for 2001, of up to 25% of their annual earned income, with a maximum of $35,000, and, for 2002, of up to 100%
  of their annual earned income, with a maximum of $40,000.

*  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees'
  wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

*  403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.

*  457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of
Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the
Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through Waddell & Reed and its financial advisors or through advisors of Legend. Waddell & Reed Advisors
Municipal High Income Fund, Inc. may also be purchased through non-
affiliated third parties that have selling agreements with Waddell & Reed.
To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

To purchase any class of shares by check, make your check payable to
Waddell & Reed, Inc. Mail the check, along with your completed application, to:

Waddell & Reed, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To purchase Class Y shares (and Class A shares of Cash Management and
Class A shares of Municipal Money Market Fund) by wire, you must first obtain an account number by calling 800-532-2783, then mail a completed application to Waddell & Reed at the above address, or fax it to 800-532-
2784. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number
101000695, for the account of Waddell & Reed Number 9800007978, Special
Account for Exclusive Benefit of Customers FBO Customer Name and Account
Number.

You may also buy Class Y shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Class Y shares.

The price to buy a share of the Fund, called the offering price, is calculated every business day.

The  offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the tables.

In the calculation of a Fund's NAV:

* The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

* Bonds are generally valued according to prices quoted by an independent pricing service.

* Short-term debt securities are valued at amortized cost, which approximates market value.

* Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of
  Directors.

Each Fund is open for business each day the New York Stock Exchange
(NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

As noted, some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of Directors.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

* All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Post-dated checks will not be accepted.

* If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Waddell & Reed Advisors
  Funds, W&R Funds, Inc. and/or Waddell & Reed InvestEd Portfolios, Inc.
  the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.

* The Funds do not issue certificates representing Class B, Class C or
  Class Y shares. Waddell & Reed Advisors Cash Management, Inc. and
  Waddell & Reed Advisors Municipal Money Market Fund, Inc. do not issue certificates representing Class A shares.

* If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a
  Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account                                     $500 (per Fund)

For certain exchanges                                  $100 (per Fund)

For certain retirement accounts and accounts
opened with Automatic Investment Service                $50 (per Fund)

For certain retirement accounts and accounts
opened through payroll deductions                       $25 (per Fund)

To Add to an Account                                        Any amount

For certain exchanges                                  $100 (per Fund)

For Automatic Investment Service                        $25 (per Fund)

For Class Y:

To Open an Account

For a government entity or authority                       $10 million
or for a corporation                      (within first twelve months)

For other eligible investors                                Any amount

To Add to an Account                                        Any amount

Adding to Your Account

Subject to the minimums described under Minimum Investments, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc.
Mail the check to Waddell & Reed, along with a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your Class Y account (or your Class A Cash Management or Class A
Municipal Money Market Fund account) by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of
Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of
Customers FBO Customer Name and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a
Fund) is the NAV per share of that Fund class, subject to any CDSC applicable to Class A, Class B or Class C shares.

To sell shares by written request: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

* the name on the account registration

* the Fund's name

* the account number

* the dollar amount or number, and the class, of shares to be redeemed

* any other applicable requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

To sell Class Y shares (and Class A shares of Cash Management and Class A shares of Municipal Money Market Fund) by telephone or fax: If you have elected this method in your application or by subsequent authorization, call 800-532-2783, or fax your request to 800-532-2784, and give your instructions to redeem your shares (redemption must be equal to or greater than $1,000.00) and make payment by wire to your predesignated bank account or by check to you at the address on the account.

To sell Class A shares of Cash Management, Government Securities or
Municipal Money Market Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with forms or checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services
Company at the address listed above. Note the following:

* If more than one person owns the shares, each owner must sign the written request.

* If you hold a certificate, it must be properly endorsed and sent to the
  Fund.

* If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored.
  If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten (10) days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.

* Redemptions may be suspended or payment dates postponed on days when the
  NYSE is closed (other than weekends or holidays), when trading on the
  NYSE is restricted or as permitted by the Securities and Exchange
  Commission.

* Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when a Fund's
  Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

* If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the applicable
  Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Special Requirements for Selling Shares

Account Type             Special Requirements

Individual or            The written instructions must be signed by all
Joint Tenant             persons required to sign for transactions, exactly
                         as their names appear on the account.

Sole Proprietorship      The written instructions must be signed by the
                         individual owner of the business.

UGMA, UTMA               The custodian must sign the written instructions
                         indicating capacity as custodian.

Retirement Account       The written instructions must be signed by a properly
                         authorized person.

Trust                    The trustee must sign the written instructions
                         indicating capacity as trustee. If the trustee's name
                         is not in the account registration, provide a
                         currently certified copy of the trust document.

Business or              At least one person authorized by corporate
Organization             resolution to act on the account must sign the
                         written instructions.

Conservator, Guardian    The written instructions must be signed by the
or Other Fiduciary       person properly authorized by court order to act
                         in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

* a redemption request made by a corporation, partnership or fiduciary

* a redemption request made by someone other than the owner of record

* the check is made payable to someone other than the owner of record

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if their aggregate NAV is less than $500, or $250 for Cash
Management and Municipal Money Market Fund. The Fund will give you notice and sixty (60) days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares of that Fund to $500, or $250 for
Cash Management and Municipal Money Market Fund. Cash Management and
Municipal Money Market Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts.
For Class B and Class C shares, these redemptions are not subject to the deferred sales charge. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate
NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-
five (45) days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in Class
A, Class B or Class C shares of the Fund within forty-five (45) days after such redemption. Waddell & Reed will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment.
For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class
B shares of a Fund and once as to Class C shares of a Fund.

Payments of principal and interest on loans made pursuant to a 401(a)
qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Waddell
& Reed Advisors Funds in which the plan may invest.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Each
Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If a Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions.
Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

Waddell & Reed provides a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service.
Additionally, a toll-free call, 888-WADDELL, connects you to a Client
Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site, www.waddell.com, to:

* Obtain information about your accounts

* Obtain price information about other funds in the Waddell & Reed
  Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios,
  Inc.

* Obtain a Fund's current prospectus

* Request duplicate statements

Reports

Statements and reports sent to you include the following:

* confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

* year-to-date statements (quarterly)

* annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Funds may be mailed to your household, even if you have more than one account with a Fund. Call the telephone number listed for Client
Services if you need additional copies of annual or semiannual reports or account information.

Exchanges

Except as otherwise noted, you may sell your shares and buy shares of the same Class of another Fund in the Waddell & Reed Advisors Funds, in W&R
Funds, Inc. or in Waddell & Reed InvestEd Portfolios, Inc. without the payment of an additional sales charge if you exchange Class A shares or payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. You may sell your
Class Y shares in any of the Funds and buy Class Y shares of another Fund.
In addition, exchanging Class Y shareholders in the Waddell & Reed Advisors
Funds may buy Class A shares of Waddell & Reed Advisors Cash Management,
Inc. or Class A shares of Waddell & Reed Advisors Municipal Money Market
Fund, Inc.

You may exchange any Class A shares of the Waddell & Reed Advisors
Government Securities Fund, Inc., Waddell & Reed Advisors Municipal Bond
Fund, Inc., and Waddell & Reed Advisors Municipal High Income Fund, Inc.
that you have held for less than six months only for Class A shares of
Waddell & Reed Advisors Government Securities Fund, Inc., Waddell & Reed
Advisors Municipal Bond Fund, Inc., Waddell & Reed Advisors Municipal High
Income Fund, Inc., Waddell & Reed Advisors Cash Management, Inc. and
Waddell & Reed Advisors Municipal Money Market Fund, Inc.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

The Funds reserve the right to terminate or modify these exchange privileges at any time as discussed in the SAI.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment
Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service

To move money from your bank account to an existing Fund account

             Minimum Amount              Minimum Frequency
             $25 (per Fund)                   Monthly

Funds Plus Service

To move money from Waddell & Reed Advisors Cash Management, Inc. or Waddell
& Reed Advisors Municipal Money Market Fund, Inc. to a Fund whether in the same or a different account in the same class

             Minimum Amount              Minimum Frequency
            $100 (per Fund)                   Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times:
Bond Fund, High Income Fund and Municipal Bond Fund, monthly; Cash
Management, Government Securities Fund, Municipal High Income Fund,
Municipal Money Market Fund and Global Bond Fund, declared daily and paid monthly. Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for
Saturday and Sunday are paid to shareholders of record on the preceding
Thursday. Net capital gains (and any net gains from foreign currency transactions) usually are distributed in December.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.  Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.  Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the
Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. Distributions by Municipal Bond Fund, Municipal
High Income Fund or Municipal Money Market Fund (each, a Municipal Fund)
that are designated by it as exempt-interest dividends generally may be excluded by you from your gross income for Federal income tax purposes.
Dividends from a Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gains (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 20% for noncorporate shareholders.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends a Fund pays, whether received in cash or paid in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Fund receives from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the AMT.

Exempt-interest dividends paid by a Municipal Fund may be subject to state and local income tax. In addition, a portion of those dividends is expected to be attributable to interest on certain bonds that must be treated by you as a tax preference item for purposes of calculating your liability, if any, for the AMT; the Municipal Bond and Municipal High Income Funds each anticipate that, for the coming year, the AMT portion will not be more than
40% of the dividends it will pay to its shareholders while up to 100% of the dividends that Municipal Money Market Fund may pay to its shareholders could be subject to the AMT. The Funds will provide you with information concerning the amount of distributions that must be treated as a tax preference item after the end of each calendar year.

Shareholders who may be subject to the AMT should consult with their tax advisers concerning investment in Municipal Funds. Entities or other persons who are substantial users (or persons related to substantial users)
of facilities financed by PABs should consult their tax advisers before purchasing shares of these Funds because, for users of certain of these facilities, the interest on PABs is not exempt from Federal income tax. For these purposes, the term substantial user is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). If you have a gain on a redemption of a
Municipal Fund's shares, the entire gain will be taxable even though a portion of the gain may represent municipal bond interest earned by the
Fund but not yet paid out as a dividend. If the redemption is not made until after record date, however, you will receive that interest as an exempt-interest dividend rather than as part of a taxable gain.

An exchange of Fund shares for shares of any other fund in the Waddell &
Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed InvestEd Portfolios,
Inc. generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within ninety (90) days after your purchase and then reacquire
Class A shares of that Fund or acquire Class A shares of another fund in the Waddell & Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed
InvestEd Portfolios, Inc. without paying a sales charge due to the forty-
five (45) day reinvestment privilege or exchange privilege. See Your
Account-Selling Shares. In these cases, any gain on the disposition of the original Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within thirty (30) days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

Interest on indebtedness incurred or continued to purchase or carry shares of a Municipal Fund will not be deductible for Federal income tax purposes to the extent the Fund's distributions consist of exempt-interest dividends. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal bonds. If such a proposal were enacted, the availability of municipal bonds for investment by a Municipal Fund and the value of the portfolios would be affected. In that event, the Municipal Funds may decide to reevaluate their investment goal and policies.

Withholding. As of January 1, 2002, each Fund must withhold 30% of all taxable dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number.
Withholding at that rate also is required from dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. The portion of the dividends each Fund pays that is attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUNDS

Portfolio Management

Each Fund is managed by WRIMCO, subject to the authority of each Fund's
Board of Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds,
Inc. and Waddell & Reed InvestEd Portfolios, Inc. since the inception of each company. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217,
Shawnee Mission, Kansas 66201-9217.

James C. Cusser is primarily responsible for the management of Waddell &
Reed Advisors Bond Fund and the Waddell & Reed Advisors Government
Securities Fund, Inc. Mr. Cusser has held his Fund responsibilities since
September 1992 for Bond Fund and since January 1997 for Government
Securities Fund. He is Senior Vice President of WRIMCO, Vice President of
the Funds and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Cusser has served as the portfolio manager for the Funds and other investment companies managed by WRIMCO since August 1992.

Daniel J. Vrabac is primarily responsible for the management of Waddell &
Reed Advisors Global Bond Fund, Inc. Mr. Vrabac has held his Fund responsibilities since September 2000. He is Senior Vice President of
WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Vrabac is also
Head of Fixed Income for WRIMCO. From May 1994 to March 1998, Mr. Vrabac
was Vice President of, and a portfolio manager for, Waddell & Reed Asset
Management Company, a former affiliate of WRIMCO. Mr. Vrabac has served as a portfolio manager with WRIMCO since May 1994.

Louise D. Rieke is primarily responsible for the management of Waddell &
Reed Advisors High Income Fund, Inc. Ms. Rieke has held her Fund responsibilities since January 1990. She is Senior Vice President of
WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From November 1985 to March 1998, Ms. Rieke was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Ms. Rieke has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since July 1986 and has been an employee of such since
May 1971.

Bryan J. Bailey is primarily responsible for the management of Waddell &
Reed Advisors Municipal Bond Fund, Inc. Mr. Bailey has held his Fund responsibilities since June 2000. He is Vice President of WRIMCO and Vice
President of the Fund. Mr. Bailey had served as the Assistant Portfolio
Manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1993.

Mark Otterstrom is primarily responsible for the management of Waddell &
Reed Advisors Municipal High Income Fund, Inc. Mr. Otterstrom has held his
Fund responsibilities since June 2000. He is Vice President of WRIMCO and
Vice President of the Fund. Mr. Otterstrom had served as the Assistant
Portfolio Manager for investment companies managed by WRIMCO and its predecessor since January 1995 and has been an employee of such since
May 1987.

Mira Stevovich is primarily responsible for the management of Waddell &
Reed Advisors Cash Management, Inc. and Waddell & Reed Advisors Municipal
Money Market Fund, Inc. Ms. Stevovich has held her Fund responsibilities for Cash Management since May 1998 and for Municipal Money Market Fund since its inception. She is Vice President of WRIMCO, Vice President and
Assistant Treasurer of the Funds and Vice President and Assistant Treasurer
of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich had served as the Assistant Portfolio Manager for investment companies managed by WRIMCO and its predecessors since January
1989 and has been an employee of such since March 1987.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

* for Waddell & Reed Advisors Bond Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion,
  0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2001 were 0.52%

* for Waddell & Reed Advisors Global Bond Fund, Inc., 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to
  $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended
  September 30, 2001 were 0.62%

* for Waddell & Reed Advisors Government Securities Fund, Inc., 0.50% of
  net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended
  September 30, 2001 were 0.50%

* for Waddell & Reed Advisors High Income Fund, Inc., 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to
  $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended
  September 30, 2001 were 0.62%

* for Waddell & Reed Advisors Municipal Bond Fund, Inc., 0.525% of net
  assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended
  September 30, 2001 were 0.52%

* for Waddell & Reed Advisors Municipal High Income Fund, Inc., 0.525% of
  net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended
  September 30, 2001 were 0.52%

* for Waddell & Reed Advisors Municipal Money Market Fund, Inc., at the
  annual rate of 0.40% of net assets. Management fees for the Fund as a percent of the Fund's net assets for the fiscal period ended September
  30, 2001 were 0% including the voluntary waiver and 0.32% excluding the voluntary waiver (0% and 0.40%, respectively, on an annualized basis)

* for Waddell & Reed Advisors Cash Management, Inc., at the annual rate of
  0.40% of net assets. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2001 were 0.40%.

WRIMCO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y Shares
(as applicable), for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

Waddell & Reed Advisors Bond Fund

This information has been audited by Deloitte & Touche llp, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2001, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                         For the  For the
                          fiscal   fiscal         For the fiscal year
                            year   period         ended December 31,
                           ended    ended    -------------------------------
                         9/30/01  9/30/00     1999    1998     1997     1996
                           -----    -----    -----   -----    -----    -----
Class A Per-Share Data

Net asset value,
  beginning of period ...  $6.01    $5.97    $6.39   $6.32    $6.14    $6.34
                           -----    -----    -----   -----    -----    -----

Income (loss) from
  investment operations:

  Net investment
     income..............   0.35     0.27     0.35    0.38     0.39     0.39

  Net realized and
     unrealized gain
     (loss) on
     investments.........   0.32     0.04    (0.42)   0.07     0.19    (0.20)
                           -----    -----    -----   -----    -----    -----
Total from investment
operations...............   0.67     0.31    (0.07)   0.45     0.58     0.19
                           -----    -----    -----   -----    -----    -----
Less distributions from
net investment income....  (0.35)   (0.27)   (0.35)  (0.38)   (0.40)   (0.39)
                           -----    -----    -----   -----    -----    -----
Net asset value,
end of period............  $6.33    $6.01    $5.97   $6.39    $6.32    $6.14
                           =====    =====    =====   =====    =====    =====
Class A Ratios/Supplemental Data

Total return[1].......... 11.50%    5.24%   -1.08%   7.27%    9.77%    3.20%

Net assets, end of
period (in millions).....   $584     $493     $501    $551     $524     $519

Ratio of expenses to
average net assets.......  1.01%    1.02%[2]  0.95%   0.84%    0.77%    0.77%

Ratio of net investment
income to average
net assets...............  5.66%    6.00%[2]  5.72%   5.88%    6.34%    6.34%

Portfolio turnover
  rate  ................  36.46%   23.21%    34.12%   33.87%  35.08%   55.74%

[1]Total return calculated without taking into account the sales load deducted on an initial purchase.

[2]Annualized.

Waddell & Reed Advisors Bond Fund

For a Class B share outstanding throughout each period:

                                                                   For the
                                  For the          For the     period from
                              fiscal year    fiscal period       9/9/99[1]
                                    ended            ended         through
                                  9/30/01          9/30/00        12/31/99
                               -----------     -------------      -----------
Class B Per-Share Data
Net asset value,
  beginning of period ........      $6.01            $5.97          $6.05
                                    -----            -----          -----
Income (loss) from
  investment operations:

  Net investment income ......       0.29             0.23           0.10

  Net realized and
     unrealized gain (loss)
     on investments...........       0.33             0.04          (0.08)
                                    -----            -----          -----
Total from investment
  operations .................       0.62             0.27           0.02
                                    -----            -----          -----

Less distributions from net
investment income.............      (0.30)           (0.23)         (0.10)
                                    -----            -----          -----
Net asset value,
  end of period ..............      $6.33            $6.01          $5.97
                                    =====            =====          =====
Class B Ratios/Supplemental Data

Total return..................     10.55%            4.56%          0.30%

Net assets, end of period
  (in millions) ..............        $22               $7             $2

Ratio of expenses to average
  net assets .................      1.87%            1.90%[2]       1.91%[2]

Ratio of net investment income
to average net assets.........      4.74%            5.12%[2]       4.93%[2]

Portfolio turnover rate.......     36.46%           23.21%         34.12%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Bond Fund

For a Class C share outstanding throughout each period:

                                                                   For the
                                  For the          For the     period from
                              fiscal year    fiscal period       9/9/99[1]
                                    ended            ended         through
                                  9/30/01          9/30/00        12/31/99
                               -----------   -------------     -----------
Class C Per-Share Data

Net asset value,
  beginning of period ........      $6.01            $5.96          $6.05
                                    -----            -----          -----
Income (loss) from investment
  operations:

  Net investment income ......       0.30             0.22           0.10

  Net realized and
     unrealized gain (loss)
     on investments...........       0.32             0.05          (0.09)
                                    -----            -----          -----
Total from investment
  operations .................       0.62             0.27           0.01
                                    -----            -----          -----
Less distributions from net
investment income.............      (0.30)           (0.22)         (0.10)
                                    -----            -----          -----
Net asset value,
  end of period ..............      $6.33            $6.01          $5.96
                                    =====            =====          =====
Class C Ratios/Supplemental Data

Total return..................     10.53%            4.64%          0.13%

Net assets, end of period
  (in thousands) .............     $6,738           $1,382           $289

Ratio of expenses to
  average net assets .........      1.87%            1.95%[2]       1.98%[2]

Ratio of net investment income
  to average net assets ......      4.72%            5.07%[2]       4.87%[2]

Portfolio turnover rate.......     36.46%           23.21%         34.12%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Bond Fund

For a Class Y share outstanding throughout each period:

                         For the  For the
                          fiscal   fiscal         For the fiscal year
                            year   period         ended December 31,
                           ended    ended    -------------------------------
                         9/30/01  9/30/00     1999    1998     1997     1996
                           -----    -----    -----   -----    -----    -----
Class Y Per-Share Data

Net asset value,
beginning of period......  $6.01    $5.97    $6.39   $6.32    $6.14    $6.34
                           -----    -----    -----   -----    -----    -----
Income (loss) from
  investment operations:
  Net investment income .   0.38     0.28     0.40    0.39     0.42     0.40

  Net realized and
     unrealized gain
     (loss) on
     investments.........   0.31     0.04    (0.45)   0.07     0.17    (0.20)
                           -----    -----    -----   -----    -----    -----
Total from investment
  operations ............   0.69     0.32    (0.05)   0.46     0.59     0.20
                           -----    -----    -----   -----    -----    -----
Less distributions from
net investment income....  (0.37)   (0.28)   (0.37)  (0.39)   (0.41)   (0.40)
                           -----    -----    -----   -----    -----    -----
Net asset value,
end of period............  $6.33    $6.01    $5.97   $6.39    $6.32    $6.14
                           =====    =====    =====   =====    =====    =====
Class Y Ratios/Supplemental Data

Total return............. 11.83%    5.47%   -0.81%   7.54%    9.91%    3.35%

Net assets, end of
period (in millions).....     $3       $3       $2      $6       $5      $12

Ratio of expenses to
average net assets.......  0.73%    0.72%[1] 0.69%   0.61%    0.64%    0.62%

Ratio of net investment
income to average
net assets...............  5.95%    6.30%[1] 6.00%   6.10%    6.48%    6.52%

Portfolio turnover rate.. 36.46%   23.21%   34.12%  33.87%   35.08%   55.74%

[1]Annualized.

Waddell & Reed Advisors Global Bond Fund, Inc.

(formerly, Waddell & Reed Advisors High Income Fund II, Inc.)

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2001, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout each period[1]:

                                           For the fiscal year
                                           ended September 30,
                                --------------------------------------------
                                2001      2000      1999      1998     1997
                               -----     -----     -----     -----    -----
Class A Per-Share Data
Net asset value,
  beginning of period ...      $3.56     $3.88     $4.12     $4.42    $4.14
                               -----     -----     -----     -----    -----
Income (loss) from
  investment operations:

  Net investment income .       0.21      0.33      0.35      0.37     0.36

  Net realized and
     unrealized gain
     (loss) on
     investments.........      (0.07)    (0.32)    (0.24)    (0.30)    0.28
                               -----     -----     -----     -----    -----
Total from investment
  operations ............       0.14      0.01      0.11      0.07     0.64
                               -----     -----     -----     -----    -----
Less dividends declared
  from net investment
  income ................      (0.21)    (0.33)    (0.35)    (0.37)   (0.36)
                               -----     -----     -----     -----    -----
Net asset value,
  end of period .........      $3.49     $3.56     $3.88     $4.12    $4.42
                               =====     =====     =====     =====    =====
Class A Ratios/Supplemental Data

Total return[2]..........      4.11%     0.21%     2.66%     1.22%   16.20%

Net assets, end of
period (in millions).....       $251      $297      $371      $416     $407

Ratio of expenses to
average net assets.......      1.19%     1.16%     1.06%     0.96%    0.93%

Ratio of net investment
  income to average
  net assets ............      6.02%     8.79%     8.60%     8.26%    8.54%

Portfolio turnover
  rate ..................     71.17%    53.79%    46.17%    58.85%   64.38%

[1]Prior to September 18, 2000, the Fund's principal investment strategies involved investing primarily in junk bonds, with minimal investment in foreign securities. All information for periods prior to that date reflects the operation of the Fund under its former investment strategy.

[2]Total return calculated without taking into account the sales load deducted on an initial purchase.

Waddell & Reed Advisors Global Bond Fund, Inc.

(formerly, Waddell & Reed Advisors High Income Fund II, Inc.)

For a Class B share outstanding throughout each period[1]:

                                                                  For the
                                                   For the    period from
                                               fiscal year     10/6/99[2]
                                                     ended        through
                                                   9/30/01        9/30/00
                                               -----------    -----------
Class B Per-Share Data

Net asset value,
  beginning of period ..................             $3.56          $3.88
                                                     -----          -----
Income (loss) from
  investment operations:
  Net investment income ................              0.18           0.29
  Net realized and
     unrealized loss
     on investments.....................             (0.07)         (0.32)
                                                     -----          -----
Total from investment
  operations ...........................              0.11          (0.03)
                                                     -----          -----
Less dividends declared from
  net investment income ................             (0.18)         (0.29)
                                                     -----          -----
Net asset value,
  end of period ........................             $3.49          $3.56
                                                     =====          =====
Class B Ratios/Supplemental Data

Total return............................             3.13%         -0.87%

Net assets, end of period
  (in millions) ........................                $3             $2

Ratio of expenses to average
  net assets ...........................             2.13%          2.06%[3]

Ratio of net investment income
  to average net assets ................             5.05%          7.87%[3]

Portfolio turnover rate.................            71.17%         53.79%[4]

[1]Prior to September 18, 2000, the Fund's principal investment strategies involved investing primarily in junk bonds, with minimal investment in foreign securities. All information for periods prior to that date reflects the operation of the Fund under its former investment strategy.

[2]Commencement of operations.

[3]Annualized.

[4]For the fiscal year ended September 30, 2000.

Waddell & Reed Advisors Global Bond Fund, Inc.

(formerly, Waddell & Reed Advisors High Income Fund II, Inc.)

For a Class C share outstanding throughout each period[1]:
                                                                  For the
                                                   For the    period from
                                               fiscal year     10/6/99[2]
                                                     ended        through
                                                   9/30/01        9/30/00
                                               -----------    -----------

Class C Per-Share Data

Net asset value, beginning of period....             $3.56          $3.88
                                                     -----          -----
Income (loss) from investment operations:
  Net investment income ................              0.17           0.29

  Net realized and unrealized loss
     on investments.....................             (0.07)         (0.32)
                                                     -----          -----
Total from investment operations........              0.10          (0.03)
                                                     -----          -----
Less dividends declared from net
  investment income ....................             (0.17)         (0.29)
                                                     -----          -----
Net asset value, end of period..........             $3.49          $3.56
                                                     =====          =====
Class C Ratios/Supplemental Data

Total return............................             2.97%         -0.95%

Net assets, end of period
  (in thousands) .......................              $538           $242

Ratio of expenses to average
  net assets ...........................             2.31%          2.14%[3]

Ratio of net investment income to
  average net assets ...................             4.83%          7.78%[3]

Portfolio turnover rate.................            71.17%         53.79%[4]

[1]Prior to September 18, 2000, the Fund's principal investment strategies involved investing primarily in junk bonds, with minimal investment in foreign securities. All information for periods prior to that date reflects the operation of the Fund under its former investment strategy.

[2]Commencement of operations.

[3]Annualized.

[4]For the fiscal year ended September 30, 2000.

Waddell & Reed Advisors Global Bond Fund, Inc.

(formerly, Waddell & Reed Advisors High Income Fund II, Inc.)

For a Class Y share outstanding throughout each period[1]:

                                              For the fiscal year
                                              ended September 30,
                                 -------------------------------------------
                                2001      2000      1999      1998     1997
Class Y Per-Share Data

Net asset value,
beginning of period......      $3.56     $3.88     $4.12     $4.42    $4.14
                               -----     -----     -----     -----    -----
Income (loss) from investment
  operations:

  Net investment income .       0.22      0.34      0.36      0.37     0.37

  Net realized and
     unrealized gain (loss)
     on investments......      (0.07)    (0.32)    (0.24)    (0.30)    0.28
                               -----     -----     -----     -----    -----
Total from investment
  operations ............       0.15      0.02      0.12      0.07     0.65
                               -----     -----     -----     -----    -----
Less dividends declared from
  net investment income .      (0.22)    (0.34)    (0.36)    (0.37)   (0.37)
                               -----     -----     -----     -----    -----
Net asset value,
  end of period .........      $3.49     $3.56     $3.88     $4.12    $4.42
                               =====     =====     =====     =====    =====
Class Y Ratios/Supplemental Data

Total return.............      4.46%     0.53%     2.95%     1.38%   16.38%

Net assets, end of period
  (in millions) .........         $2        $3        $3        $2       $2

Ratio of expenses to
  average net assets ....      0.85%     0.84%     0.77%     0.79%    0.77%

Ratio of net investment
  income to average
  net assets ............      6.34%     9.12%     8.89%     8.43%    8.69%

Portfolio turnover rate..     71.17%    53.79%    46.17%    58.85%   64.38%

[1]Prior to September 18, 2000, the Fund's principal investment strategies involved investing primarily in junk bonds, with minimal investment in foreign securities. All information for periods prior to that date reflects the operation of the Fund under its former investment strategy.

Waddell & Reed Advisors Government Securities Fund, Inc.

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2001, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                         For the  For the
                          fiscal   fiscal         For the fiscal year
                            year   period         ended March 31,
                           ended    ended    -------------------------------
                         9/30/01  9/30/00     2000    1999     1998     1997
                           -----    -----    -----   -----    -----    -----
Class A Per-Share Data

Net asset value,
beginning of period......  $5.27    $5.22    $5.43   $5.46    $5.19    $5.32
                           -----    -----    -----   -----    -----    -----
Income (loss) from
  investment operations:

  Net investment income .   0.29     0.15     0.31    0.32     0.33     0.33

  Net realized and
     unrealized gain
     (loss) on
     investments.........   0.36     0.05    (0.21)  (0.03)    0.27    (0.13)
                           -----    -----    -----   -----    -----    -----
Total from investment
  operations ............   0.65     0.20     0.10    0.29     0.60     0.20
                           -----    -----    -----   -----    -----    -----

Less dividends declared
  from net investment
  income ................  (0.29)   (0.15)   (0.31)  (0.32)   (0.33)   (0.33)
                           -----    -----    -----   -----    -----    -----
Net asset value,
end of period............  $5.63    $5.27    $5.22   $5.43    $5.46    $5.19
                           =====    =====    =====   =====    =====    =====
Class A Ratios/Supplemental Data

Total return[1].......... 12.68%    3.97%    1.82%   5.44%   11.84%    3.75%

Net assets, end of
period (in millions).....   $168     $114     $117    $134     $131     $129

Ratio of expenses to
average net assets.......  1.11%    1.12%[2] 1.12%   0.96%    0.89%    0.91%

Ratio of net investment
income to average
net assets...............  5.32%    5.85%[2] 5.77%   5.82%    6.14%    6.17%

Portfolio turnover rate.. 31.72%   15.79%   26.78%  37.06%   35.18%   34.18%

[1]Total return calculated without taking into account the sales load deducted on an initial purchase.

[2]Annualized.

Waddell & Reed Advisors Government Securities Fund, Inc.

For a Class B share outstanding throughout each period:
                                                                   For the
                                  For the          For the     period from
                              fiscal year    fiscal period      10/4/99[1]
                                    ended            ended         through
                                  9/30/01          9/30/00         3/31/00
                              -----------    -------------     -----------
Class B Per-Share Data

Net asset value,
  beginning of period ........      $5.27            $5.22           $5.25
                                    -----            -----           -----
Income (loss) from
  investment operations:

  Net investment income ......       0.24             0.13           0.13

  Net realized and
     unrealized gain (loss)
     on investments...........       0.36             0.05           (0.03)
                                    -----            -----           -----
Total from investment
  operations .................       0.60             0.18            0.10
                                    -----            -----           -----
Less dividends declared from
  net investment income ......      (0.24)           (0.13)          (0.13)
                                    -----            -----           -----
Net asset value,
  end of period ..............      $5.63            $5.27           $5.22
                                    =====            =====           =====
Class B Ratios/Supplemental Data

Total return..................     11.70%            3.56%           1.88%

Net assets, end of period
  (in millions) ..............         $9               $2              $1

Ratio of expenses to average
  net assets .................     $1.98%            1.92%[2]        1.85%[2]

Ratio of net investment income
  to average net assets ......      4.33%            5.04%[2]        5.19%[2]

Portfolio turnover rate.......     31.72%           15.79%          26.78%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Government Securities Fund, Inc.

For a Class C share outstanding throughout each period:

                                                                   For the
                                  For the          For the     period from
                              fiscal year    fiscal period      10/8/99[1]
                                    ended            ended         through
                                  9/30/01          9/30/00         3/31/00
                              -----------    -------------     -----------
Class C Per-Share Data

Net asset value,
  beginning of period ........      $5.27            $5.22           $5.23
                                    -----            -----           -----
Income (loss) from
  investment operations:

  Net investment income ......       0.25             0.13           0.12

  Net realized and
     unrealized gain (loss)
     on investments...........       0.36             0.05           (0.01)
                                    -----            -----           -----
Total from investment
  operations .................       0.61             0.18            0.11
                                    -----            -----           -----
Less dividends declared from
  net investment income ......      (0.25)           (0.13)          (0.12)
                                    -----            -----           -----
Net asset value,
  end of period ..............      $5.63            $5.27           $5.22
                                    =====            =====           =====
Class C Ratios/Supplemental Data

Total return..................     11.79%            3.48%           2.08%

Net assets, end of period
  (in thousands) .............     $6,273             $714            $269

Ratio of expenses to average
  net assets .................      1.85%            2.06%[2]        2.07%[2]

Ratio of net investment income
  to average net assets ......      4.47%            4.90%[2]        4.98%[2]

Portfolio turnover rate.......     31.72%           15.79%          26.78%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Government Securities Fund, Inc.

For a Class Y share outstanding throughout each period:

                         For the  For the
                          fiscal   fiscal         For the fiscal year
                            year   period         ended March 31,
                           ended    ended   --------------------------------
                         9/30/01  9/30/00     2000    1999     1998     1997
                         -------  -------    -----   -----    -----    -----

Class Y Per-Share Data

Net asset value,
  beginning of period ...  $5.27    $5.22    $5.43   $5.46    $5.19    $5.32
                           -----    -----    -----   -----    -----    -----
Income (loss) from
  investment operations:

  Net investment income .   0.31     0.16     0.33    0.33     0.34     0.34

  Net realized and
     unrealized gain (loss)
     on investments......   0.36     0.05    (0.21)  (0.03)    0.27    (0.13)
                           -----    -----    -----   -----    -----    -----
Total from investment
  operations ............   0.67     0.21     0.12    0.30     0.61     0.21
                           -----    -----    -----   -----    -----    -----
Less dividends declared
  from net investment
  income ................  (0.31)   (0.16)   (0.33)  (0.33)   (0.34)   (0.34)
                           -----    -----    -----   -----    -----    -----
Net asset value,
  end of period .........  $5.63    $5.27    $5.22   $5.43    $5.46    $5.19
                           =====    =====    =====   =====    =====    =====
Class Y Ratios/Supplemental Data

Total return............. 13.04%    4.16%    2.20%   5.71%   12.02%    3.99%

Net assets, end of
  period (in millions) ..     $3       $3       $2      $2       $2       $1

Ratio of expenses to
  average net assets ....  0.79%    0.77%[1] 0.75%   0.68%    0.66%    0.67%

Ratio of net investment
  income to average
  net assets ............  5.64%    6.20%[1] 6.15%   6.10%    6.37%    6.41%

Portfolio turnover
  rate  ................. 31.72%   15.79%   26.78%   37.06%  35.18%   34.18%

[1]Annualized.

Waddell & Reed Advisors High Income Fund, Inc.

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2001, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                         For the  For the
                          fiscal   fiscal         For the fiscal year
                            year   period         ended March 31,
                           ended    ended    -------------------------------
                         9/30/01  9/30/00     2000    1999     1998     1997
                         -------  -------     ----    ----     ----     ----
Class A Per-Share Data

Net asset value,
beginning of period......  $8.10    $8.54    $9.39  $10.04   $ 9.25    $9.09
                           -----    -----    -----   -----    -----    -----
Income (loss) from
  investment operations:

  Net investment income .   0.66     0.37     0.78    0.81     0.82     0.80

  Net realized and
     unrealized gain (loss)
     on investments......  (0.84)   (0.44)   (0.84)  (0.66)    0.79     0.16
                           -----    -----    -----   -----    -----    -----
Total from investment
  operations ............  (0.18)   (0.07)   (0.06)   0.15     1.61     0.96
                           -----    -----    -----   -----    -----    -----
Less dividends from
  net investment income .  (0.66)   (0.37)   (0.79)  (0.80)   (0.82)   (0.80)
                           -----    -----    -----   -----    -----    -----
Net asset value,
  end of period .........  $7.26    $8.10    $8.54  $ 9.39   $10.04    $9.25
                           =====    =====    =====  ======   ======    =====
Class A Ratios/Supplemental Data

Total return[1].......... -2.51%   -0.81%   -0.65%   1.70%   18.03%   10.94%

Net assets, end of
  period (in millions) ..   $715     $750     $826  $1,009   $1,102     $983

Ratio of expenses to
  average net assets ....  1.08%    1.06%[2] 1.04%   0.94%    0.84%    0.89%

Ratio of net investment
  income to average
  net assets ............  8.56%    8.94%[2] 8.65%   8.44%    8.38%    8.68%

Portfolio turnover rate.. 73.92%   24.20%   41.55%  53.19%   63.40%   53.17%

[1]Total return calculated without taking into account the sales load deducted on an initial purchase.

[2]Annualized.

Waddell & Reed Advisors High Income Fund, Inc.

For a Class B share outstanding throughout each period:

                                                                   For the
                                  For the          For the     period from
                              fiscal year    fiscal period      10/4/99[1]
                                    ended            ended         through
                                  9/30/01          9/30/00         3/31/00
                              -----------    -------------     -----------
Class B Per-Share Data

Net asset value,
  beginning of period ........      $8.10            $8.54           $8.84
                                    -----            -----           -----
Income (loss) from
  investment operations:

  Net investment income ......       0.59             0.33            0.36

  Net realized and unrealized
     loss on investments......      (0.85)           (0.44)          (0.30)
                                    -----            -----           -----
Total from investment
  operations .................      (0.26)           (0.11)           0.06
                                    -----            -----           -----
Less dividends from net
  investment income ..........      (0.59)           (0.33)          (0.36)
                                    -----            -----           -----
Net asset value,
  end of period ..............      $7.25            $8.10           $8.54
                                    =====            =====           =====
Class B Ratios/Supplemental Data

Total return..................     -3.41%           -1.28%           0.61%

Net assets, end of period
  (in millions) ..............        $12               $5              $3

Ratio of expenses to average
  net assets .................      1.99%            1.99%[2]        1.96%[2]

Ratio of net investment income
  to average net assets ......      7.61%            8.02%[2]        7.79%[2]

Portfolio turnover rate.......     73.92%           24.20%          41.55%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors High Income Fund, Inc.

For a Class C share outstanding throughout each period:

                                                                   For the
                                  For the          For the     period from
                              fiscal year    fiscal period      10/4/99[1]
                                    ended            ended         through
                                  9/30/01          9/30/00         3/31/00
                              -----------    -------------     -----------
Class C Per-Share Data

Net asset value,
  beginning of period ........      $8.11            $8.54           $8.84
                                    -----            -----           -----
Income (loss) from
  investment operations:

  Net investment income ......       0.60             0.33            0.36

  Net realized and unrealized
     loss on investments......      (0.87)           (0.43)          (0.30)
                                    -----            -----           -----
Total from investment

  operations .................      (0.27)           (0.10)           0.06
                                    -----            -----           -----
Less dividends from net
  investment income ..........      (0.59)           (0.33)          (0.36)
                                    -----            -----           -----
Net asset value,
  end of period ..............      $7.25            $8.11           $8.54
                                    =====            =====           =====
Class C Ratios/Supplemental Data

Total return..................     -3.42%           -1.28%           0.65%

Net assets, end of period
  (in thousands) .............     $4,513             $856            $404

Ratio of expenses to average
  net assets .................      1.97%            2.07%[2]        1.91%[2]

Ratio of net investment income
  to average net assets ......      7.60%            7.94%[2]        7.88%[2]

Portfolio turnover rate.......     73.92%           24.20%          41.55%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors High Income Fund, Inc.

For a Class Y share outstanding throughout each period:

                         For the  For the
                          fiscal   fiscal         For the fiscal year
                            year   period         ended March 31,
                           ended    ended     ------------------------------
                         9/30/01  9/30/00     2000    1999     1998     1997
                        --------  -------    -----   -----    -----    -----
Class Y Per-Share Data

Net asset value,
beginning of period......  $8.10    $8.54    $9.39  $10.04   $ 9.25    $9.10
                           -----    -----    -----  ------    -----    -----
Income (loss) from
  investment operations:

  Net investment income .   0.69     0.39     0.81    0.83     0.82     0.81

  Net realized and
     unrealized gain (loss)
     on investments......  (0.85)   (0.44)   (0.84)  (0.66)    0.79     0.15
                           -----    -----    -----  ------    -----    -----
Total from investment
  operations ............  (0.16)   (0.05)   (0.03)   0.17     1.61     0.96
                           -----    -----    -----  ------    -----    -----
Less dividends from
  net investment income .  (0.69)   (0.39)   (0.82)  (0.82)   (0.82)   (0.81)
                           -----    -----    -----  ------    -----    -----
Net asset value,
  end of period .........  $7.25    $8.10    $8.54  $ 9.39   $10.04    $9.25
                           =====    =====    =====  ======   ======    =====
Class Y Ratios/Supplemental Data

Total return............. -2.22%   -0.69%   -0.39%   1.90%   18.13%   11.07%

Net assets, end of period
  (in millions) .........     $3       $2       $2      $2       $3       $3

Ratio of expenses to
  average net assets ....  0.81%    0.80%[1] 0.79%   0.74%    0.77%    0.77%

Ratio of net investment
  income to average

  net assets ............  8.82%    9.21%[1] 8.91%   8.62%    8.46%    8.78%

Portfolio turnover rate.. 73.92%   24.20%   41.55%  53.19%   63.40%   53.17%

[1]Annualized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2001, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                                              For the fiscal year
                                              ended September 30,
                                -------------------------------------------
                                2001      2000      1999      1998     1997
                               -----     -----     -----     -----    -----
Class A Per-Share Data

Net asset value,
  beginning of period ...      $6.75     $6.90     $7.63     $7.47    $7.32
                               -----     -----     -----     -----    -----
Income (loss) from investment
  operations:

  Net investment income .       0.32      0.35      0.36      0.37     0.38

  Net realized and
     unrealized gain (loss)
     on investments......       0.16     (0.08)    (0.61)     0.25     0.30
                               -----     -----     -----     -----    -----
Total from investment
  operations ............       0.48      0.27     (0.25)     0.62     0.68
                               -----     -----     -----     -----    -----
Less distributions:

  From net investment
     income..............      (0.32)    (0.35)    (0.37)    (0.37)   (0.37)

  From capital gains ....      (0.00)[1] (0.03)    (0.11)    (0.09)   (0.16)

  In excess of capital
     gains...............      (0.00)    (0.04)    (0.00)    (0.00)   (0.00)
                               -----     -----     -----     -----    -----
Total distributions......      (0.32)    (0.42)    (0.48)    (0.46)   (0.53)
                               -----     -----     -----     -----    -----
Net asset value,
  end of period .........      $6.91     $6.75     $6.90     $7.63    $7.47
                               =====     =====     =====     =====    =====
Class A Ratios/Supplemental Data

Total return[2]..........      7.27%     4.24%    -3.46%     8.67%    9.77%

Net assets, end of period
  (in millions) .........       $748      $739      $874      $997     $994

Ratio of expenses to
  average net assets ....      0.88%     0.89%     0.79%     0.72%    0.67%

Ratio of net investment
  income to average
  net assets ............      4.67%     5.23%     4.98%     4.95%    5.14%

Portfolio turnover rate..     30.74%    15.31%    30.93%    50.65%   47.24%

[1]Not shown due to rounding.

[2]Total return calculated without taking into account the sales load deducted on an initial purchase.

Waddell & Reed Advisors Municipal Bond Fund, Inc.

For a Class B share outstanding throughout each period:

                                                                  For the
                                                   For the    period from
                                               fiscal year     10/5/99[1]
                                                     ended        through
                                                   9/30/01        9/30/00
                                               -----------     ----------
Class B Per-Share Data

Net asset value, beginning of period....             $6.74          $6.87
                                                     -----          -----

Income (loss) from investment operations:

  Net investment income ................              0.27           0.28

  Net realized and unrealized gain
     (loss) on investments..............              0.16          (0.05)
                                                     -----          -----
Total from investment operations........              0.43           0.23
                                                     -----          -----
Less distributions:

  From net investment income ...........             (0.26)         (0.29)

  From capital gains ...................             (0.00)[2]      (0.03)

  In excess of capital gains ...........             (0.00)         (0.04)
                                                     -----          -----
Total distributions.....................             (0.26)         (0.36)
                                                     -----          -----
Net asset value, end of period..........             $6.91          $6.74
                                                     =====          =====
Class B Ratios/Supplemental Data

Total return............................             6.47%          3.56%

Net assets, end of period
  (in millions) ........................                $5             $1

Ratio of expenses to average
  net assets ...........................             1.72%          1.86%[3]

Ratio of net investment income to
  average net assets ...................             3.76%          4.17%[3]

Portfolio turnover rate.................            30.74%         15.31%[4]

[1]Commencement of operations.

[2]Not shown due to rounding.

[3]Annualized.

[4]For the fiscal year ended September 30, 2000.

Waddell & Reed Advisors Municipal Bond Fund, Inc.

For a Class C share outstanding throughout each period:
                                                                  For the
                                                   For the    period from
                                               fiscal year     10/7/99[1]
                                                     ended        through
                                                   9/30/01        9/30/00
                                                ----------      ----------
Class C Per-Share Data

Net asset value, beginning of period....             $6.74          $6.87
                                                     -----          -----
Income (loss) from investment operations:

  Net investment income ................              0.27           0.29

  Net realized and unrealized gain
     (loss) on investments..............              0.16          (0.06)
                                                     -----          -----
Total from investment operations........              0.43           0.23
                                                     -----          -----
Less distributions:

  From net investment income ...........             (0.26)         (0.29)

  From capital gains ...................             (0.00)[2]      (0.03)

  In excess of capital gains ...........             (0.00)         (0.04)
                                                     -----          -----
Total distributions.....................             (0.26)         (0.36)
                                                     -----          -----
Net asset value, end of period..........             $6.91          $6.74
                                                     =====          =====
Class C Ratios/Supplemental Data

Total return............................             6.47%          3.56%

Net assets, end of period
  (in millions) ........................                $2             $1

Ratio of expenses to average
  net assets ...........................             1.74%          1.84%[3]

Ratio of net investment income to
  average net assets ...................             3.74%          4.18%[3]

Portfolio turnover rate.................            30.74%         15.31%[4]

[1]Commencement of operations.

[2]Not shown due to rounding.

[3]Annualized.

[4]For the fiscal year ended September 30, 2000.

Waddell & Reed Advisors Municipal Bond Fund, Inc.

For a Class Y share outstanding throughout each period:
                                                                   For the
                                  For the          For the     period from
                              fiscal year      fiscal year     12/30/98[1]
                                    ended            ended         through
                                  9/30/01          9/30/00         9/30/99
                              -----------      -----------     -----------
Class Y Per-Share Data

Net asset value,
  beginning of period ........      $6.75            $6.90           $7.41
                                    -----            -----           -----
Income (loss) from
  investment operations:

  Net investment income ......       0.28[2]          0.36[2]         0.28

  Net realized and
     unrealized gain (loss)
     on investments...........       0.21[2]         (0.08)[2]       (0.51)
                                    -----            -----           -----
Total from investment
  operations .................       0.49             0.28           (0.23)
                                    -----            -----           -----
Less distributions:

  From net investment
     income...................      (0.33)           (0.36)          (0.28)

  From capital gains .........      (0.00)[3]        (0.03)          (0.00)

  In excess of capital
     gains....................      (0.00)           (0.04)          (0.00)
                                    -----            -----           -----
Total distributions...........      (0.33)           (0.43)          (0.28)
                                    -----            -----           -----
Net asset value,
  end of period ..............      $6.91            $6.75           $6.90
                                   ======            =====           =====
Class Y Ratios/Supplemental Data

Total return..................      7.44%            4.32%          -3.21%

Net assets, end of period
  (in thousands) .............    $12,965               $2              $2

Ratio of expenses to average
  net assets .................      0.70%            0.71%           0.67%[4]

Ratio of net investment income
  to average net assets ......      4.82%            5.38%           5.08%[4]

Portfolio turnover rate.......     30.74%           15.31%          30.93%[5]

[1]Commencement of operations.

[2]Based on average weekly shares outstanding.

[3]Not shown due to rounding.

[4]Annualized.

[5]For the fiscal year ended September 30, 1999.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2001, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                                              For the fiscal year
                                              ended September 30,
                                -------------------------------------------
                                2001      2000      1999      1998     1997
                               -----     -----     -----     -----    -----
Class A Per-Share Data

Net asset value,
  beginning of period ...      $4.92     $5.19     $5.69     $5.55    $5.31
                               -----     -----     -----     -----    -----
Income (loss) from investment
  operations:

  Net investment
     income..............       0.28      0.30      0.31      0.32     0.34

  Net realized and
     unrealized gain (loss)
     on investments......       0.04     (0.27)    (0.37)     0.21     0.25
                               -----     -----     -----     -----    -----
Total from investment
  operations ............       0.32      0.03     (0.06)     0.53     0.59
                               -----     -----     -----     -----    -----
Less distributions:

  Declared from net
     investment income...      (0.28)    (0.30)    (0.31)    (0.32)   (0.34)

  From capital gains ....      (0.00)    (0.00)    (0.13)    (0.07)   (0.01)

  In excess of
     capital gains.......      (0.00)    (0.00)[1] (0.00)[1] (0.00)   (0.00)
                               -----     -----     -----     -----    -----
Total distributions......      (0.28)    (0.30)    (0.44)    (0.39)   (0.35)
                               -----     -----     -----     -----    -----
Net asset value,
  end of period .........      $4.96     $4.92     $5.19     $5.69    $5.55
                               =====     =====     =====     =====    =====
Class A Ratios/Supplemental Data

Total return[2]..........      6.64%     0.83%    -1.22%     9.88%   11.45%

Net assets, end of
  period (in millions) ..       $419      $417      $510      $522     $474

Ratio of expenses to
  average net assets ....      1.02%     0.94%     0.87%     0.82%    0.78%

Ratio of net investment
  income to average
  net assets ............      5.61%     6.08%     5.59%     5.72%    6.19%

Portfolio turnover
  rate ..................     22.37%    22.41%    26.83%    35.16%   19.47%

[1]Not shown due to rounding.

[2]Total return calculated without taking into account the sales load deducted on an initial purchase.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

For a Class B share outstanding throughout each period:

                                                                  For the
                                                   For the    period from
                                               fiscal year     10/5/99[1]
                                                     ended        through
                                                   9/30/01        9/30/00
                                               -----------    -----------
Class B Per-Share Data

Net asset value, beginning of period....             $4.92          $5.16
                                                     -----          -----
Income (loss) from investment operations:

  Net investment income ................              0.23           0.25

  Net realized and unrealized gain
     (loss) on investments..............              0.04         (0.24)
                                                     -----           -----
Total from investment operations........              0.27           0.01
                                                     -----          -----
Less distributions:

  Declared from net
     investment income..................             (0.23)         (0.25)

  From capital gains ...................             (0.00)         (0.00)

  In excess of capital gains ...........             (0.00)         (0.00)[2]
                                                     -----          -----
Total distributions.....................             (0.23)         (0.25)
                                                     -----          -----
Net asset value, end of period..........             $4.96          $4.92
                                                     =====          =====
Class B Ratios/Supplemental Data

Total return............................             5.71%          0.29%

Net assets, end of period (in millions).                $3             $1

Ratio of expenses to average net assets.             1.91%          1.89%[3]

Ratio of net investment income to
  average net assets ...................             4.68%          5.16%[3]

Portfolio turnover rate.................            22.37%         22.41%[4]

[1]Commencement of operations.

[2]Not shown due to rounding.

[3]Annualized.

[4]For the fiscal year ended September 30, 2000.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

For a Class C share outstanding throughout each period:
                                                                  For the
                                                   For the    period from
                                               fiscal year     10/8/99[1]
                                                     ended        through
                                                   9/30/01        9/30/00
                                               -----------    -----------

Class C Per-Share Data

Net asset value, beginning of period....             $4.92          $5.16
                                                     -----          -----
Income (loss) from investment operations:

  Net investment income ................              0.23           0.25

  Net realized and unrealized gain
     (loss) on investments..............              0.04          (0.24)
                                                     -----          -----
Total from investment operations........              0.27           0.01
                                                     -----          -----
Less distributions:

  Declared from net investment income ..             (0.23)         (0.25)

  From capital gains ...................             (0.00)         (0.00)

  In excess of capital gains ...........             (0.00)         (0.00)[2]
                                                     -----          -----
Total distributions.....................             (0.23)         (0.25)
                                                     -----          -----
Net asset value, end of period..........             $4.96          $4.92
                                                     =====          =====
Class C Ratios/Supplemental Data

Total return............................             5.74%          0.26%

Net assets, end of period
  (in millions) ........................                $3             $1

Ratio of expenses to average
  net assets ...........................             1.84%          1.91%[3]

Ratio of net investment income to
  average net assets ...................             4.72%          5.13%[3]

Portfolio turnover rate.................            22.37%         22.41%[4]

[1]Commencement of operations.

[2]Not shown due to rounding.

[3]Annualized.

[4]For the fiscal year ended September 30, 2000.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

For a Class Y share outstanding throughout each period:
                                                          For the    For the
                                         For the fiscal    period     period
                                             year ended      from       from
                                          September 30,  12/30/98[1]  7/1/98[1]
                                          --------------  through    through
                                         2001       2000  9/30/99    8/25/98
                                         -----     -----  -------    -------
Class Y Per-Share Data

Net asset value,
  beginning of period .............      $4.92     $5.19     $5.65     $5.64
                                         -----     -----     -----     -----
Income (loss) from investment
  operations:

  Net investment income ...........       0.27      0.30      0.24      0.05

  Net realized and unrealized
     gain (loss) on investments....       0.04    (0.27)    (0.33)      0.01
                                         -----     -----     -----     -----
Total from investment operations...       0.31      0.03    (0.09)      0.06
                                         -----     -----     -----     -----
Less distributions:

  Declared from net
     investment income.............      (0.27)    (0.30)    (0.24)    (0.05)

  From capital gains ..............      (0.00)    (0.00)    (0.13)    (0.00)

  In excess of capital gains ......      (0.00)    (0.00)[2] (0.00)[2] (0.00)
                                         -----     -----     -----     -----
Total distributions................      (0.27)    (0.30)    (0.37)    (0.05)
                                         -----     -----     -----     -----
Net asset value, end of period.....      $4.96     $4.92     $5.19     $5.65
                                         =====     =====     =====     =====
Class Y Ratios/Supplemental Data

Total return.......................      6.45%     0.97%    -1.53%     1.07%

Net assets, end of
  period (in thousands) ...........         $2       $18        $2        $0

Ratio of expenses to
  average net assets ..............      1.93%     1.08%     0.80%[3]  0.61%[3]

Ratio of net investment
  income to average net assets ....      4.72%     5.96%     5.68%[3]  5.99%[3]

Portfolio turnover rate............     22.37%    22.41%    26.83%[4] 35.16%[3]

[1]Class Y shares commenced operations on July 1, 1998 and continued
operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table. Operations recommenced on December 30, 1998.

[2]Not shown due to rounding.

[3]Annualized.

[4]For the fiscal year ended September 30, 1999.

Waddell & Reed Advisors Municipal Money Market Fund, Inc.

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal period ended September 30, 2001, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout the period:

                                                     For the
                                                  period from
                                                  12/15/00[1]
                                                     through
                                                     9/30/01
Class A Per-Share Data

Net asset value, beginning of period....             $1.00
                                                     -----
Net investment income...................              0.0212

Less dividends declared.................             (0.0212)
                                                     -----
Net asset value, end of period..........             $1.00
                                                     =====
Class A Ratios/Supplemental Data

Total return............................             2.12%

Net assets, end of period (in millions).           $15

Ratio of expenses to average net assets
  including voluntary expense waiver ...             0.65%[2]

Ratio of net investment income to
  average net assets including
  voluntary expense waiver .............             2.65%[2]

Ratio of expenses to average net
  assets excluding voluntary
  expense waiver .......................             1.04%[2]

Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver .............             2.26%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Municipal Money Market Fund, Inc.

For a Class B share outstanding throughout the period:

                                                   For the
                                               period from
                                               12/15/00[1]
                                                   through
                                                   9/30/01
                                                -----------
Class B Per-Share Data

Net asset value, beginning of period....             $1.00
                                                     -----
Net investment income...................              0.0136

Less dividends declared.................             (0.0136)
                                                     -----
Net asset value, end of period..........             $1.00
                                                     =====
Class B Ratios/Supplemental Data

Total return............................             1.36%

Net assets, end of period
  (in thousands) .......................          $156

Ratio of expenses to average
  net assets including voluntary
  expense waiver .......................             1.61%[2]

Ratio of net investment income to
  average net assets including
  voluntary expense waiver .............             1.72%[2]

Ratio of expenses to average net assets
  excluding voluntary expense waiver ...             2.58%[2]

Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver .............             0.75%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Municipal Money Market Fund, Inc.

For a Class C share outstanding throughout the period:

                                                   For the
                                               period from
                                               12/15/00[1]
                                                   through
                                                   9/30/01
                                                -----------
Class C Per-Share Data

Net asset value, beginning of period....             $1.00
                                                     -----
Net investment income...................              0.0136

Less dividends declared.................             (0.0136)
                                                     -----
Net asset value, end of period..........             $1.00
                                                     =====
Class C Ratios/Supplemental Data

Total return............................             1.36%

Net assets, end of period
  (in thousands) .......................          $138

Ratio of expenses to average net
  assets including voluntary
  expense waiver .......................             1.61%[2]

Ratio of net investment income to
  average net assets including
  voluntary expense waiver .............             1.71%[2]

Ratio of expenses to average net
  assets excluding voluntary
  expense waiver .......................             2.57%[2]

Ratio of net investment income to
  average net assets excluding
  voluntary expense waiver .............             0.75%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Cash Management, Inc.

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2001, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                         For the  For the
                          fiscal   fiscal         For the fiscal year
                            year   period         ended June 30,
                           ended    ended    -------------------------------
                         9/30/01  9/30/00     2000     1999     1998     1997
                           -----    -----    -----    -----    -----    -----
Class A Per-Share Data

Net asset value,
  beginning of period ...  $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                          ------   ------   ------   ------   ------   ------
Net investment income.... 0.0463   0.0148   0.0511   0.0455   0.0484   0.0472

Less dividends
  declared ..............(0.0463) (0.0148) (0.0511) (0.0455) (0.0484) (0.0472)
                          ------   ------   ------   ------   ------   ------
Net asset value,
  end of period .........  $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                          ======   ======   ======   ======   ======   ======
Class A Ratios/Supplemental Data

Total return.............  4.78%    1.50%    5.18%    4.67%    4.93%    4.80%

Net assets, end of
  period (in millions) .. $1,062     $875     $782     $667     $533     $514

Ratio of expenses to
  average net assets ....  0.76%    0.81%[1] 0.83%    0.83%    0.89%    0.87%

Ratio of net investment
  income to average
  net assets ............  4.60%    5.92%[1] 5.08%    4.54%    4.84%    4.70%

[1]Annualized.

Waddell & Reed Advisors Cash Management, Inc.

For a Class B share outstanding throughout each period:

                                                                   For the
                                  For the          For the     period from
                              fiscal year    fiscal period       9/9/99[1]
                                    ended            ended         through
                                  9/30/01          9/30/00         6/30/00
                              -----------    -------------     -----------
Class B Per-Share Data

Net asset value,
  beginning of period ........      $1.00            $1.00          $1.00
                                 --------         --------       --------

Net investment income.........     0.0372           0.0133         0.0346

Less dividends declared.......    (0.0372)         (0.0133)       (0.0346)
                                 --------         --------       --------
Net asset value,
  end of period ..............      $1.00            $1.00          $1.00
                                 ========         ========       ========
Class B Ratios/Supplemental Data

Total return..................      3.83%            1.37%          3.43%

Net assets, end of period
  (in millions) ..............        $11               $2             $3

Ratio of expenses to average
  net assets .................      1.66%            1.43%[2]       1.67%[2]

Ratio of net investment income
  to average net assets ......      3.49%            5.29%[2]       4.49%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Cash Management, Inc.

For a Class C share outstanding throughout each period:

                                                                   For the
                                  For the          For the     period from
                              fiscal year    fiscal period       9/9/99[1]
                                    ended            ended         through
                                  9/30/01          9/30/00         6/30/00
                             ------------    -------------     -----------
Class C Per-Share Data

Net asset value,
  beginning of period ........      $1.00            $1.00          $1.00
                                 --------         --------       --------
Net investment income.........     0.0373           0.0126         0.0335

Less dividends declared.......    (0.0373)         (0.0126)       (0.0335)
                                 --------         --------       --------
Net asset value,
  end of period ..............      $1.00            $1.00          $1.00
                                 ========         ========       ========
Class C Ratios/Supplemental Data

Total return..................      3.83%            1.29%          3.32%

Net assets, end of period
  (in millions) ..............         $5               $1             $1

Ratio of expenses to
  average net assets .........      1.65%            1.68%[2]       1.82%[2]

Ratio of net investment income
  to average net assets ......      3.57%            5.05%[2]       4.45%[2]

[1]Commencement of operations.

[2]Annualized.

Waddell & Reed Advisors Funds

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

Investment Manager
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Shareholder Servicing Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Accounting Services Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Waddell & Reed Advisors Funds

You can get more information about each Fund in its--

* Statement of Additional Information (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important information about the Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

* Annual and Semiannual Reports to Shareholders, which detail the Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the year covered by the report.

To request a copy of a Fund's current SAI or copies of its most recent
Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent
Annual and Semiannual Reports) is available from the SEC's web site at
http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public
Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling
202-942-8090.

The Funds' SEC file numbers are as follows:
Waddell & Reed Advisors Funds, Inc. Bond Fund: 811-2552
Waddell & Reed Advisors Cash Management, Inc.: 811-2922
Waddell & Reed Advisors Global Bond Fund, Inc.: 811-4520
Waddell & Reed Advisors Government Securities Fund, Inc.: 811-3458
Waddell & Reed Advisors High Income Fund, Inc.: 811-2907
Waddell & Reed Advisors Municipal Bond Fund, Inc.: 811-2657
Waddell & Reed Advisors Municipal High Income Fund, Inc.: 811-4427
Waddell & Reed Advisors Municipal Money Market Fund, Inc.: 811-10137

Waddell & Reed, Inc.
6300 Lamar Avenue, P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

               WADDELL & REED ADVISORS CASH MANAGEMENT, INC.

                             6300 Lamar Avenue

                              P. O. Box 29217

                    Shawnee Mission, Kansas  66201-9217

                               913-236-2000

                             December 28, 2001

                    STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (the SAI) is not a
prospectus. Investors should read this SAI in conjunction with the prospectus (Prospectus) of Waddell & Reed Advisors Cash Management, Inc.
(the Fund), dated December 28, 2001, which may be obtained from the Fund or its underwriter, Waddell & Reed, Inc., at the address or telephone number shown above.

                            TABLE OF CONTENTS

     Performance Information.............................

     Investment Strategies, Policies and Practices.......

     Investment Management and Other Services............

     Purchase, Redemption and Pricing of Shares..........

     Directors and Officers..............................

     Payments to Shareholders............................

     Taxes...............................................

     Portfolio Transactions and Brokerage................

     Other Information...................................

     Appendix A..........................................

     Financial Statements................................

          Waddell & Reed Advisors Cash Management, Inc. is a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the Fund is an open-end, diversified management company organized as a Maryland corporation on February 13, 1979. Prior to
June 30, 2000, the Fund was known as United Cash Management, Inc.R

                          PERFORMANCE INFORMATION

     Waddell & Reed, Inc. (Waddell & Reed), the Fund's underwriter, or the
Fund may, from time to time, publish the Fund's yield, effective yield and performance rankings in advertisements and sales materials. Yield information is also available by calling the Shareholder Servicing Agent at the telephone number shown on the inside back cover of the Prospectus.

     There are two methods by which yield is calculated for a specified time period for a class of shares of the Fund. The first method, which results in an amount referred to as the current yield, assumes an account containing exactly one share of the applicable class at the beginning of the period. The net asset value (NAV) of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period which will include all dividends accrued for a share of such class; however, capital changes are excluded from the calculation, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation.
However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as certain realized gains and losses and, under unusual circumstances, unrealized gains and losses (see
Purchase, Redemption and Pricing of Shares), will be taken into account in the calculation of dividends actually declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the base period return) is then annualized by multiplying it by 365 and dividing it by the number of days in the period with the resulting current yield figure carried to at least the nearest hundredth of one percent.

     The second method results in a figure referred to as the effective yield. This represents an annualization of the current yield with dividends reinvested daily. Effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result and rounding the result to the nearest hundredth of one percent according to the following formula:

                                                 365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)]      - 1

     The yield for the Fund's Class A shares, Class B shares, Class C
Shares and Waddell & Reed Money Market C shares as calculated above for the seven days ended September 30, 2001, the date of the most recent balance sheet included in this SAI, was 2.71%, 1.85%, 1.86% and 1.88%, respectively, and the effective yield calculated for the same period was
2.74%, 1.87%, 1.88% and 1.90%, respectively.

     Changes in yields (calculated on either basis) primarily reflect different interest rates received by the Fund as its portfolio securities change. These different rates reflect changes in current interest rates on money market instruments. Both yields are affected by portfolio quality, portfolio maturity, type of instruments held and operating expense ratio.

     Effective March 24, 2000, Waddell & Reed Money Market B shares were combined into and redesignated as Waddell & Reed Money Market C shares.
Effective June 30, 2000, Waddell & Reed Money Market C shares were closed to all investments other than reinvested dividends.

Performance Rankings and Other Information

     Waddell & Reed or the Fund may also, from time to time, publish in advertisements or sales material the Fund's performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's,
Fortune or Morningstar Mutual Fund Values. Each class of the Fund may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the Standard & Poor's 500 Composite
Stock Index and the Dow Jones Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, the Fund may provide additional information, such as the particular category to which it relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

     Performance information for the Fund may be accompanied by information about market conditions and other factors that affected the Fund's performance for the period(s) shown.

     All performance information that the Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of the Fund's shares when redeemed may be more or less than their original cost.

               INVESTMENT STRATEGIES, POLICIES AND PRACTICES

     This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Fund's investment manager, Waddell & Reed Investment
Management Company (WRIMCO), may employ and the types of instruments in which the Fund may invest, in pursuit of the Fund's goal. A summary of the risks associated with these instrument types and investment practices is included as well.

     WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by the Fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help the Fund achieve its goal. See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental (e.g., operating) investment restrictions and policies of the Fund.

     As a money market fund and in order for the Fund to use the amortized cost method of valuing its portfolio securities, the Fund must comply with
Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended
(the 1940 Act). Under Rule 2a-7, investments are limited to those that are
U.S. dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organizations(s) (NRSRO(s)) or are comparable unrated securities. See
Appendix A to this SAI for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer
(except U.S. Government securities) to no more than 5% of the Fund's total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 5% of the Fund's total assets, with investment in such securities of any one issuer being limited to the greater of 1% of the
Fund's total assets or $1,000,000. In accordance with Rule 2a-7, the Fund may invest in securities with a remaining maturity of not more than 397 calendar days. See further discussion under Determination of Offering
Price.

      (1)  U.S. Government Obligations:  Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S.
Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury
Bills (which mature within one year of the date they are issued), Treasury
Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, the Federal National Mortgage Association (Fannie Mae),
Farmers Home Administration, Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage Association (Ginnie
Mae), General Services Administration, Central Bank for Cooperatives,
Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (Freddie
Mac), Farm Credit Banks, Maritime Administration, the Tennessee Valley
Authority, the Resolution Funding Corporation and the Student Loan
Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan
Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in securities of agencies and instrumentalities only if WRIMCO is satisfied that the credit risk involved is minimal. The Fund intends to invest in U.S. Government Securities when there is a limited availability of other obligations and instruments.

      (2)  Bank Obligations and Instruments Secured Thereby:  Subject to
the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation; in this SAI, a bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. At present, bank time deposits are not considered by the Board of Directors or WRIMCO to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

      (3)  Commercial Paper Obligations Including Variable Amount Master
Demand Notes:  Commercial paper rated A-1 or A-2 by Standard & Poor's
(S&P), or Prime-1 or Prime-2 by Moody's or, if not rated, of comparable quality and issued by a corporation in whose debt obligations the Fund may invest (see 4 below). S&P and Moody's are among the NRSRO's under Rule 2a-
7. See Appendix A for a description of some of these ratings. A variable rate master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional lender.

      (4)  Corporate Debt Obligations:  Corporate debt obligations if they are rated at least A by S&P or Moody's. See Appendix A for a description of some of these debt ratings.

      (5)  Canadian Government Obligations:  Obligations of, or guaranteed by, the Government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that Government or any
Province; however, the Fund may not invest in Canadian Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements of Rule 2a-7. The
Fund may not invest in Canadian Government obligations if they are denominated in Canadian dollars. See Determination of Offering Price.

      (6)  Certain Other Obligations:  Obligations other than those listed in 1 through 5 (such as municipal obligations) above only if any such other obligation is guaranteed as to principal and interest by either a bank in whose obligations the Fund may invest (see 2 above) or a corporation in whose commercial paper the Fund may invest (see 3 above) and otherwise permissible under Rule 2a-7.

     The value of the obligations and instruments in which the Fund invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Fund buys an obligation or instrument, its value may go down; if these rates go down, its value may go
up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term debt obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Specific Securities and Investment Practices

   Foreign Obligations and Instruments

     Subject to the diversification requirements applicable to the Fund under Rule 2a-7, the Fund may invest up to 10% of its total assets in
Canadian Government obligations and may also invest in foreign bank obligations, obligations of foreign branches of domestic banks, and other obligations guaranteed by a bank or a corporation in whose obligations the
Fund may invest. Each of these obligations must be U.S. dollar denominated.
Although there is no fundamental policy limiting the Fund's investment in foreign obligations and instruments, it does not intend to invest more than
25% of its total assets in a combination of these obligations. Investments in obligations of domestic branches of foreign banks will not be considered to be foreign securities if WRIMCO has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal and state chartered or domestic banks doing business in the same jurisdiction.

     Purchasing these securities presents special considerations:
reduction of income by foreign taxes; changes in currency rates and controls (e.g., currency blockage); lack of public information; lack of uniform accounting, auditing and financial reporting standards; less volume on foreign exchanges; less liquidity; greater volatility; less regulation of issuers, exchanges and brokers; greater difficulties in commencing lawsuits; possibilities in some countries of expropriation, confiscatory taxation, social instability or adverse diplomatic developments; and
differences (which may be favorable or unfavorable) between the U.S.
economy and foreign economies. Uncertificated foreign securities will be purchased only if permissible under the custodianship provisions of the
1940 Act.

   Illiquid Investments

     Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

     (1)  repurchase agreements not terminable within seven days;
     (2)  fixed time deposits subject to withdrawal penalties other than overnight deposits;
     (3)  securities for which market quotations are not readily available;
          and
     (4)  restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Directors.

    However, illiquid investments do not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

     If through a change in values, net assets, or other circumstances, the
Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

   Indexed Securities

     Subject to the requirements of Rule 2a-7, the Fund may purchase securities the values of which varies in relation to the value of financial indicators such as other securities, securities indices or interest rates, as long as the indexed securities are U.S. dollar denominated. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Indexed securities may be positively or negatively indexed;
that is, their maturity value may increase when the specified index value increases, or their maturity value may decline when the index increases.
Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid.

   Lending Securities

     Securities loans may be made on a short-term or long-term basis for the purpose of increasing the Fund's income. If the Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the
Fund's current securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by
WRIMCO.

     Any securities loans that the Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than
100% of the market value of the securities loaned. Under the present
Guidelines, the collateral must consist of cash and/or U.S. Government
Obligations, at least equal in value to the market value of the securities lent on each day the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for both types of collateral. The second method is to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government Obligations used as collateral. Part of the interest received in either case may be shared with the borrower.

     The Fund will make loans only under rules of the New York Stock
Exchange (the NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     Some, but not all, of the Fund's rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements.
These requirements do not cover the present rules, which may be changed without shareholder vote, as to how the Fund may invest cash collateral.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.

   Mortgage-Backed and Asset-Backed Securities

      Mortgage-Backed Securities.Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-
class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.
Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

     The U.S. Government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie
Mae, Fannie Mae or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-
backed securities that are guaranteed, directly or indirectly, by the U.S.
Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

     The Fund may invest in mortgage-backed securities as long as WRIMCO determines that it is consistent with the Fund's goal and investment policies and subject to the requirements of Rule 2a-7. The Fund may purchase mortgage-backed securities issued by both government and non-
government entities such as banks, mortgage lenders, or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if WRIMCO determines they are consistent with the Fund's goals and investment policies.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.
Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     Timely payment of principal and interest on pass-through securities of
Ginnie Mae (but not those of Freddie Mac or Fannie Mae) is guaranteed by the full faith and credit of the United States. This is not a guarantee against market decline of the value of these securities or shares of the
Fund. It is possible that the availability and marketability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

      Stripped Mortgage-Backed Securities.The Fund may invest in stripped securities as long as WRIMCO determines that it is consistent with the
Fund's goal and investment policies and subject to the requirements of Rule
2a-7. Stripped mortgage-backed securities are created when a U.S.
Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO)
receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

     For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other
CMOs involve special risks, and evaluating them requires special knowledge.

     The Fund has not in the past invested and has no present intention to invest in these types of securities.

      Asset-Backed Securities.Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above.
However, the underlying assets securing the debt are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations.
Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

      Special Characteristics of Mortgage-Backed and Asset-Backed
Securities.The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions.
Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a
12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-
related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly.
However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

     The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some
CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

   Repurchase Agreements

     The Fund may purchase securities subject to repurchase agreements. The
Fund will not enter into a repurchase transaction that will cause more than
10% of its net assets to be invested in illiquid investments, which include repurchase agreements not terminable within seven days. See Illiquid
Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-
dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

     The majority of the repurchase agreements in which the Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the
Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon.
Repurchase agreements are entered into only with those entities approved by
WRIMCO.

   Restricted Securities

     Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be resold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended
(1933 Act), or in a registered public offering. For example, the Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section
4(2) (Section 4(2) paper) of the 1933 Act. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity.

     Where registration of a security is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     There are risks associated with investment in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Section 4(2) paper, may be determined to be liquid in accordance with guidelines adopted by the
Board of Directors. See Illiquid Investments.

These restricted securities will be valued in the same manner that other commercial paper held by the Fund is valued. See Portfolio Valuation. The
Fund does not anticipate adjusting for any diminution in value of these securities on account of their restrictive feature if there exists an active market which creates liquidity and actual market quotations for these restricted securities are available. In the event that there should cease to be an active market for these securities or actual market quotations become unavailable, they will be valued at fair value as determined in good faith by the Board of Directors.

   Variable or Floating Rate Instruments

     Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

   When-Issued and Delayed-Delivery Transactions

     The Fund may purchase securities in which it may invest on a when-
issued or delayed-delivery basis or sell them on a delayed-delivery basis.
In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed-
delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its NAV per share. When the Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the Fund's NAV per share. If the other party to a delayed-
delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

     Ordinarily the Fund purchases securities on a when-issued or delayed-
delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if WRIMCO decides it is advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

Investment Restrictions and Limitations

     Certain of the Fund's investment restrictions and other limitations are described in this SAI. The following are the Fund's fundamental investment limitations set forth in their entirety, which, like the Fund's goal and the types of money market securities in which the Fund may invest, cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

     (1)  Buy commodities or commodity contracts, voting securities, any mineral related programs or leases, or oil or gas leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof;

     (2)  Buy real estate nor any nonliquid interest in real estate investment trusts; however, the Fund may buy obligations or instruments that it may otherwise buy even though the issuer invests in real estate or interests in real estate;

     (3)  With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

     (4)  Buy the securities of companies in any one industry if more than
          25% of the Fund's total assets would then be in companies in that industry, except that U.S. Government obligations and bank obligations and instruments are not included in this limit;

     (5)  Make loans other than certain limited types of loans described herein; the Fund can buy debt securities and other obligations consistent with its goal and its other investment policies and restrictions; it can also lend its portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act and enter into repurchase agreements except as indicated above (see Repurchase Agreements above);

          The following interpretation applies to, but is not part of, this fundamental restriction:  the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (6)  Invest for the purpose of exercising control or management of other companies;

     (7)  Participate on a joint, or a joint and several, basis in any trading account in any securities;

     (8)  Sell securities short or buy securities on margin; also, the Fund may not engage in arbitrage transactions;

     (9)  Engage in the underwriting of securities;

     (10) Borrow to increase income, except to meet redemptions so it will not have to sell portfolio securities for this purpose. The Fund may borrow money from banks as a temporary measure or for
          extraordinary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets in connection with such borrowing but only up to the lesser of the amounts borrowed or 5% of the value of the Fund's total assets; or

     (11) Issue senior securities.

      The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval:

     (1)  The Fund may not purchase the securities of any one issuer (other than U.S. Government securities) if, as a result of such
          purchase, more than 5% of its total assets would be invested in the securities of any one issuer, as determined in accordance with Rule 2a-7; provided, however, the Fund may invest up to 25%
          of its total assets in first tier securities of a single issuer for a period of up to 3 business days after the purchase. The
          Fund may rely on this exception only as to one issuer at a time.
          The Fund may not invest more than 5% of its total assets in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated
          securities, with investments in such securities of any one issuer
          (except U.S. Government securities) limited to the greater of 1%
          of the Fund's total assets or $1,000,000, as determined in accordance with Rule 2a-7.

     (2)  Subject to the diversification requirements of Rule 2a-7, the
          Fund may not invest more than 10% of its total assets in Canadian
          Government obligations.

     (3)  The Fund does not intend to invest more than 25% of its total assets in a combination of foreign obligations and instruments.

     (4)  The Fund may not purchase a security if, as a result, more than
          10% of its net assets would consist of illiquid investments.

     (5)  The Fund does not intend to invest more than 50% of its total assets in Section 4(2) paper determined to be liquid in
          accordance with guidelines adopted by the Board of Directors.

     (6)  The Fund will not invest in any security whose interest rate or principal amount to be repaid, or timing of repayments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or currency other than U.S. dollars.

     An investment policy or limitation that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Portfolio Turnover

     In general, the Fund purchases investments with the expectation of holding them to maturity. However, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. The
Fund may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Fund has high portfolio turnover due to the short maturities of its investments, but this should not affect its NAV or income, as brokerage commissions are not usually paid on the investments which the Fund makes. In the usual calculation of portfolio turnover, securities of the type in which the Fund invests are excluded. Consequently, the high turnover which it will have is not comparable to the turnover rates of most investment companies.

Portfolio Valuation

     Under Rule 2a-7, the Fund is permitted to use the amortized cost method for valuing its portfolio securities provided it meets certain conditions. See Purchase, Redemption and Pricing of Shares. As a general matter, the primary conditions imposed under Rule 2a-7 relating to the
Fund's portfolio investments are that the Fund must (1) not maintain a dollar-weighted average portfolio maturity in excess of 90 days, (2) limit its investments, including repurchase agreements, to those instruments which are U.S. dollar denominated and which WRIMCO, pursuant to guidelines established by the Fund's Board of Directors, determines present minimal credit risks and which are rated in one of the two highest rating categories by the NRSRO(s), as defined in Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the
Fund's Board of Directors, (3) limit its investments in the securities of any one issuer (except U.S. Government securities) to no more than 5% of its assets, (4) limit its investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to no more than 5% of its assets, (5) limit its investments in the securities of any one issuer which are rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to the greater of 1% of its assets or $1,000,000, and (6) limit its investments to securities with a remaining maturity of not more than 397 days. Rule 2a-7 sets forth the method by which the maturity of a security is determined.

                  INVESTMENT MANAGEMENT AND OTHER SERVICES

The Management Agreement

     The Fund has an Investment Management Agreement (the Management
Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Fund and provide investment advice to the Fund. The address of WRIMCO and Waddell & Reed is 6300 Lamar Avenue,
P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Waddell & Reed is the
Fund's underwriter.

     The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (Shareholder
Servicing Agreement) and a separate agreement for accounting services
(Accounting Services Agreement) with the Fund. The Management Agreement contains detailed provisions as to the matters to be considered by the
Board of Directors prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement.

Waddell & Reed Financial, Inc.

     WRIMCO is a wholly owned subsidiary of Waddell & Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company, which is a wholly owned subsidiary of Waddell & Reed
Financial, Inc., a publicly held company. The address of these companies is
6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

     WRIMCO and its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors
Funds, W&R Target Funds, Inc., W&R Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. since 1940 or each company's inception date, whichever is later. Waddell & Reed serves as principal underwriter for the investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell
& Reed InvestEd Portfolios, Inc. and acts as the distributor for variable life insurance and variable annuity policies for which W&R Target Funds,
Inc. is the underlying investment vehicle.

Shareholder Services

     Under the Shareholder Servicing Agreement entered into between the
Fund and Waddell & Reed Services Company (the Agent), a subsidiary of
Waddell & Reed, the Agent performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Fund and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Directors without shareholder approval.

Accounting Services

     Under the Accounting Services Agreement entered into between the Fund and the Agent, the Agent provides the Fund with bookkeeping and accounting services and assistance, including maintenance of Fund records, pricing of
Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new
Accounting Services Agreement, or amendments to an existing one, may be approved by the Board of Directors without shareholder approval.

Payments by the Fund for Management, Accounting and Shareholder Services

     Under the Management Agreement, for WRIMCO's management services, the
Fund pays WRIMCO a fee as described in the Prospectus. The management fees paid by the Fund to WRIMCO during the Fund's fiscal periods ended September
30, 2001, September 30, 2000, June 30, 2000 and June 30, 1999 were
$3,975,901, $919,135, $3,052,023 and $2,476,181, respectively.

     The Fund accrues and pays mamagement fees daily. For purposes of calculating the daily fee, the Fund does not include money owed to it by
Waddell & Reed for shares which it has sold but not yet paid to the Fund.

     Under the Shareholder Servicing Agreement, with respect to Class A shares, the Fund pays the Agent a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month, and $.75 for each shareholder check it processes. For Class B, Class C and Waddell &
Reed Money Market C shares, the Fund pays the agent a monthly fee of $1.75 for each account which was in existence during any portion of the immediately preceding month. The Fund also pays certain out-of-pocket expenses of the Agent, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by Agent in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by Waddell & Reed, WRIMCO, or the Agent.

     Under the Accounting Services Agreement, the Fund pays the Agent a monthly fee of one-twelfth of the annual fee shown in the following table.

                          Accounting Services Fee

           Average Net Asset Level           Annual Fee
          (all dollars in millions)       Rate for Each Fund
           -------------------------        ------------------

          From $    0 to $   10                $      0
          From $   10 to $   25                $ 11,000
          From $   25 to $   50                $ 22,000
          From $   50 to $  100                $ 33,000
          From $  100 to $  200                $ 44,000
          From $  200 to $  350                $ 55,000
          From $  350 to $  550                $ 66,000
          From $  550 to $  750                $ 77,000
          From $  750 to $1,000                $ 93,500
               $1,000 and Over                 $110,000

     Plus, for each class of shares in excess of one, the Fund pays the
Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

     Fees paid to the Agent for accounting services for the fiscal periods ended September 30, 2001, September 30, 2000, June 30, 2000 and June 30,
1999 were $109,381, $22,543, $76,250 and $70,000, respectively.

     Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and the Agent, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services.
Amounts paid by the Fund under the Shareholder Servicing Agreement are described above. Waddell & Reed and its affiliates pay the Fund's Directors and officers who are affiliated with WRIMCO and its affiliates. The Fund pays the fees and expenses of the Fund's other Directors.

     Waddell & Reed, under an agreement separate from the Management
Agreement, Shareholder Servicing Agreement and Accounting Services
Agreement, acts as the Fund's underwriter, i.e., sells its shares on a continuous basis. Waddell & Reed is not required to sell any particular number of shares and thus sells shares only for purchase orders received.
Under this agreement, Waddell & Reed pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

     The dollar amounts of underwriting commissions for Class B shares for the fiscal periods ended September 30, 2001, September 30, 2000 and June
30, 2000 were $57,446, $3,370 and $2,664, respectively.

     The dollar amounts of underwriting commissions for Class C shares for the fiscal periods ended September 30, 2001, September 30, 2000 and June
30, 2000 were $5,359, $715 and $1,209, respectively.

     The dollar amount of underwriting commissions for Money Market C shares for the fiscal years ended September 30, 2001, September 30, 2000 and June 30, 2000 were $3,277, $308 and $319, respectively.

     Waddell & Reed retained none of the underwriting commissions for the fiscal periods ended September 30, 2001, September 30, 2000 and June 30,
2000, respectively.

     Waddell & Reed may reallow to selling broker-dealers a portion of the contingent deferred sales charge (CDSC) for Class B and Class C shares. A major portion of the CDSC may be paid to financial advisors and managers of
Waddell & Reed and other selling broker-dealers. Waddell & Reed may compensate its financial advisors, or financial advisors of its affiliates, as to purchases for which there is no front end sales charge or deferred sales charge.

     The Fund pays all of its other expenses. These include the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Fund under Federal or other securities laws and to the
Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Arrangement

     Waddell & Reed acts as principal underwriter and distributor of the
Fund's shares pursuant to an underwriting agreement (Agreement). The
Agreement requires Waddell & Reed to use its best efforts to sell the shares of the Fund but is not exclusive, and permits and recognizes that
Waddell & Reed also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. Under this
Agreement, Waddell & Reed pays the costs of sales literature, including the costs of shareholder reports used as sales literature, and the costs of printing the prospectus furnished to it by the Fund.

     These and other expenses of Waddell & Reed are not covered by any sales charge on Class A shares of the Fund. The CDSC, if any, imposed on
Class B shares, Class C shares or Waddell & Reed Money Market C shares is designed to compensate Waddell & Reed for distribution of these shares.

     The Agreement recognizes that the Fund may adopt Distribution and
Service Plans (the Plans) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans adopted by the Fund with respect to Class B, Class C and Waddell
& Reed Money Market C shares, respectively, the Fund pays Waddell & Reed a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis,
0.25% of the net assets of the affected class.

     Waddell & Reed offers Class A, Class B and Class C shares of the Fund through its registered representatives and sales managers (the sales force). In distributing shares through its sales force, Waddell & Reed may pay commissions and/or incentives to the sales force at or about the time of sale and will incur other expenses including for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares. Each Plan and the Agreement contemplate that Waddell & Reed may be compensated for these distribution efforts with respect to the shares of the affected class through the distribution fee. The sales force may be paid continuing compensation based on the value of the shares of the affected class held by shareholders to whom the member of the sales force is assigned to provide personal services, and Waddell & Reed or its subsidiary, Waddell & Reed Services Company, may also provide services to these shareholders through telephonic means and written communications. The distribution fees were paid to compensate Waddell & Reed for its expenses relating to sales force compensation, providing prospectuses and sales literature to prospective investors, advertising, sales processing, field office expenses and home office sales management in connection with the distribution of Class B and Class C shares of the Fund. The service fees were paid to compensate Waddell & Reed for providing personal services to the Fund's Class B, Class C and Waddell & Reed Money Market C shareholders.
Fees paid (or accrued) as distribution fees and service fees by the Fund under the Class B Plan for the fiscal year ended September 30, 2001 were
$50,210 for distribution fees and $16,793 for service fees, respectively.
Fees paid (or accrued) as distribution fees and service fees by the Fund under the Class C Plan for the fiscal year ended September 30, 2001 were
$24,927 for distribution fees and $8,329 for service fees, respectively.
Fees paid (or accrued) as distribution fees and service fees by the Fund under the Waddell & Reed Money Market Class C Plan for the fiscal year ended September 30, 2001 were $36,135 for distribution fees and $12,130 for service fees, respectively.

     The only Directors or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of a Plan are the officers and Directors who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of
Waddell & Reed Financial, Inc., the indirect parent company of Waddell &
Reed. Each Plan is anticipated to benefit the Fund and its shareholders of the affected class through Waddell & Reed's activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Fund. The Fund anticipates that shareholders of a particular class may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of the Fund, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goal of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to the Fund, to meet redemption demands. In addition, the Fund anticipates that the revenues from the Plan will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and the shareholders of the affected class.

     To the extent that Waddell & Reed incurs expenses for which compensation may be made under the Plans that relate to distribution activities also involving another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc., Waddell & Reed typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

     As noted above, Class A shares, Class B shares and Class C shares are offered through Waddell & Reed and other broker-dealers. Waddell & Reed may pay such broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for the purchase of Class A shares purchased at net asset value (NAV) by clients of Legend
Equities Corporation (Legend), Waddell & Reed (or its affiliate) may pay
Legend 1.00% of net assets invested; 2) for the purchase of Class B shares,
Waddell & Reed (or its affiliate) may pay Legend 4.00% of net assets invested; 3) for the purchase of Class C shares, Waddell & Reed (or its affiliate) may pay Legend 1.00% of net assets invested.

     The Plans and Agreement were approved by the Fund's Board of
Directors, including the Directors who are not interested persons of the
Fund or of Waddell & Reed and who have no direct or indirect financial interest in the operations of the Plan or any agreement referred to in the
Plan (hereafter the Plan Directors). The Waddell & Reed Money Market C
Plan, Class B Plan and Class C Plan were also approved by Waddell & Reed as the sole shareholder of each class of shares of the Fund at the time.

     Among other things, each Plan provides that (1) Waddell & Reed will submit to the Directors at least quarterly, and the Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto are approved by the Directors including the Plan
Directors acting in person at a meeting called for that purpose, (3)
payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the affected class, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan
Directors shall be committed to the discretion of the Plan Directors.

Custodial and Auditing Services

     The Fund's Custodian is UMB Bank, n.a., 928 Grand Boulevard, Kansas
City, Missouri. In general, the custodian is responsible for holding the
Fund's cash and securities. Deloitte & Touche LLP, 1010 Grand Boulevard,
Kansas City, Missouri, the Fund's independent auditors, audits the Fund's financial statements.

                PURCHASE, REDEMPTION AND PRICING OF SHARES

Determination of Offering Price

     The value of each share of a class of the Fund is the NAV of the applicable class. The Fund is designed so that the value of each share of each class of the Fund (the NAV per share) will remain fixed at $1.00 per share except under extraordinary circumstances, although this may not always be possible. This NAV per share is what you pay for shares and what you receive when you redeem them prior to the application of the CDSC, if any, to Class B, Class C and Waddell & Reed Money Market C shares.

     The NAV per share is ordinarily computed once each day that the NYSE is open for trading as of the close of the regular session of the NYSE
(ordinarily, 4:00 p.m. Eastern time). The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days:  New Years Day,
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However,
it is possible that the NYSE may close on other days.

     The Fund operates under Rule 2a-7 which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Fund's shares would receive less investment income. The converse would apply in a period of rising interest rates.

     Under Rule 2a-7, the Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00 per share. Such procedures must include review of the Fund's portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's NAV calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

     For the purpose of determining whether there is any deviation between the value of the Fund's portfolio based on amortized cost and the value as determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors, including being valued at prices based on market quotations for investments of similar type, yield and duration.

     Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market quotations (see above) and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

     The procedures which the Board of Directors has adopted include changes in the dividends payable by the Fund under specified conditions, as further described under Taxes and Payments to Shareholders. The purpose of this portion of the procedures is to provide for the automatic taking of one of the actions which the Board of Directors might take should it otherwise be required to consider taking appropriate action.

Minimum Initial and Subsequent Investments

     For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. A $50
minimum initial investment pertains to certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. A $25 minimum initial investment pertains to purchases made through payroll deduction for or by employees of Waddell & Reed, WRIMCO, their affiliates or certain retirement plan accounts for these employees. With the exception of automatic withdrawals from a shareholder's bank account (such withdrawals must be equal to or greater than $25), a shareholder may make subsequent investments of any amount. See Exchanges.

     Effective March 24, 2000, Waddell & Reed Money Market B shares were combined into and redesignated as Waddell & Reed Money Market C shares.
Effective June 30, 2000, Waddell & Reed Money Market C shares were closed to all investments other than reinvested dividends.

     Purchase of the Fund's shares are effective after (1) one of the methods for purchasing the Fund's shares indicated in the prospectus has been properly completed and (2) UMB Bank, n.a. (the Bank) has Federal funds available to it. Federal funds are monies of a member bank with the Federal
Reserve System held in deposit at a Federal Reserve Bank. They represent immediately available cash. If payment is made by check or otherwise than in Federal funds, it will be necessary to convert investors' payments into
Federal funds, and orders for the purchase of the Fund's shares, if accepted by Waddell & Reed, will become effective on the day Federal funds are received for value by the Bank; this is normally anticipated to be two business days following receipt of payment by Waddell & Reed. The Fund's shares are issued at their NAV next determined after the effectiveness of the purchase (i.e., at $1.00 per share except under extraordinary circumstances as described above).

     If you wish to insure that shares will be issued on the same day on which your payment is made, you should (1) place your order for Class A shares by wire so that it will be received by the Bank prior to 3:00 p.m.
Kansas City time, and (2) before wiring the order, phone Waddell & Reed at
800-532-2783 to make sure that the wire order as described above is properly identified. See Payments to Shareholders -- General for information regarding dividend payment.

     Waddell & Reed has the right not to accept any purchase order for the
Fund's shares. Certificates are not normally issued but may be requested for Class A shares. No certificates are issued for Class B, Class C or
Waddell & Reed Money Market C shares. Shareholdings are recorded on the
Fund's books whether or not a certificate is issued.

Flexible Withdrawal Service

     If you qualify, you may arrange to receive through the Flexible
Withdrawal Service (the Service) regular monthly, quarterly, semiannual or annual payments by redeeming shares on an ongoing basis. Class B, Class C or Waddell & Reed Money Market C shares redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not, annually, exceed
24% of the account value. Applicable forms to start the Service are available through Waddell & Reed Services Company.

     The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 2%, 6%, 12% and 24% respectively of the value of your account at the time the Service is established. The withdrawal proceeds are not subject to the deferred sales charge, but only within these percentage limitations. The minimum withdrawal is $50. The
Service, and this exclusion from the deferred sales charge, does not apply to a one-time withdrawal.

     If you own Class A, Class B, Class C shares or Waddell & Reed Money
Market C shares, to qualify for the Service you must have invested at least
$10,000 in shares which you still own of any of the funds in the Waddell &
Reed Advisors Funds; or, you must own Class A, Class B, Class C or Waddell
& Reed Money Market C shares having a value of at least $10,000. The value for this purpose is the value at the offering price.

     You can choose to have your shares redeemed to receive:

     1. a monthly, quarterly, semiannual or annual payment of $50 or more;

     2. a monthly payment, which will change each month, equal to one-
twelfth of a percentage of the value of the shares in the Account (you select the percentage); or

     3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

     Shares are redeemed on the 20th day of the month in which the payment is to be made (or on the prior business day if the 20th is not a business day). Payments are made within five days of the redemption.

     Retirement plan accounts may be subject to a fee imposed by the plan custodian for use of the Service.

      If you have a share certificate for the shares you want to make available for the Service, you must enclose the certificate with the form initiating the Service.

     The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of the Fund of the same class as that with respect to which they were paid. All payments under the Service are made by redeeming shares in your account, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease.
When all of the shares in your account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or return on your investment.

     You may, at any time, change the manner in which you have chosen to have shares redeemed; you can change to any one of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

     After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Exchanges

   Class A Share Exchanges

     You may exchange Class A shares of the Fund which you have acquired by exchange for Class A shares of one or more other funds in the Waddell &
Reed Advisors Funds or the W&R Funds, Inc. (whose shares are sold with a sales charge) and any shares received in payment of dividends on those
Class A shares of the Fund for Class A shares of any of the other funds in the Waddell & Reed Advisors Funds or the W&R Funds, Inc., without payment of any additional sales charge.

     You may exchange Class A shares of the Fund for Class Y shares of one or more other funds in the Waddell & Reed Advisors Funds, if you are an eligible shareholder for Class Y shares.

     In addition, you may specify a dollar amount of Class A shares of the
Fund to be automatically exchanged each month into Class A shares of any other fund in the Waddell & Reed Advisors Funds, provided you already own shares of the fund. The shares which you designate for automatic exchange into any fund must be worth at least $100, which may be allocated among funds in the Waddell & Reed Advisors Funds, provided each fund receives a value of at least $25. A minimum daily balance of $750 is required in order to maintain such automatic exchange privileges.

   Class B and Class C Share Exchanges

     You may exchange Class B or Class C shares of the Fund for corresponding shares of another fund in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc. without charge.

     You may specify a dollar amount of Class B or Class C shares of the
Fund to be automatically exchanged each month into Class B or Class C shares of any other fund in the Waddell & Reed Advisors Funds, provided you already own Class B or Class C shares, as applicable, of the fund. The shares which you designate for automatic exchange into any fund must be worth at least $100, which may be allocated among funds in the Waddell &
Reed Advisors Funds, provided each fund receives a value of at least $25. A minimum daily balance of $750 is required in order to maintain such automatic exchange privileges.

     The redemption of the Fund's Class B or Class C shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

   Waddell & Reed Money Market C Share Exchanges

     You may exchange Waddell & Reed Money Market C shares for Class C shares of W&R Funds, Inc. without charge.

     You may specify a dollar amount of Waddell & Reed Money Market C shares to be automatically exchanged each month into Class C shares of any of the funds of W&R Funds, Inc., provided you already own Class C shares of the fund in W&R Funds, Inc. The Class C shares that you designate for automatic exchange must be worth at least $100, which may be allocated among funds in W&R Funds, Inc., provided each fund receives a value of at least $25. A minimum daily balance of $750 is required in order to maintain such automatic exchange privileges.

     The redemption of Waddell & Reed Money Market C shares of the Fund as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

     Effective June 30, 2000, exchanges into Waddell & Reed Money Market C shares are not permitted.

   General Exchange Information

     The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Fund. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

     These exchange rights may be eliminated or modified at any time by the
Fund, upon notice in certain circumstances. The Fund may limit activity deemed to be market timing by restricting the amount of exchanges permitted by a shareholder.

Retirement Plans and Other Tax-Deferred Accounts

     Your account may be set up as a funding vehicle for a retirement plan or other tax-deferred savings account. For individual taxpayers meeting certain requirements, Waddell & Reed offers model or prototype documents for the following retirement plans and other accounts. All of these accounts involve investment in shares of the Fund (or shares of certain other funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.). The
dollar limits specified below are for 2002 for Federal income tax purposes and may change for subsequent years.

      Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to the Annual Dollar Limit per year (provided the investor has not reached age 70 1/2). The Annual Dollar Limit is $2,000 for all individuals for 2001. For the 2002 through 2004 calendar years, the
Annual Dollar Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which the contribution is made, the
Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2002 through 2005 calendar years. For a married couple, the maximum annual contribution is two times the Annual
Dollar Limit (the Annual Dollar Limit for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, the contributions are deductible unless:
1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; or 2) their adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse and whose combined adjusted gross income does not exceed $150,000 is not affected by his or her spouse's active participant status.

     An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's plan or (b) a rollover of an eligible distribution paid to the investor from an employer's plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's plan
(including a custodial account under Section 403(b)(7) of the Code or a government plan under Section 457 of the Code, but not an IRA) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within
60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an
IRA, you may have the assets in that IRA transferred directly to an IRA offered by Waddell & Reed.

     Roth IRAs.Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to the Annual Dollar
Limit per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). For a married couple, the annual maximum is two times the Annual Dollar Limit (the Annual Dollar Limit for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

     In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth
IRA and any of the investor's traditional IRAs may be converted into a Roth
IRA; these rollover distributions and conversions are, however, subject to
Federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

      Coverdell Education Savings Accounts (formerly, Education IRAs).
Although not technically for retirement savings, Coverdell Education
Savings Accounts provide a vehicle for saving for a child's education. A
Coverdell Education Savings Account may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $2000 to a Coverdell Education Savings
Account (or to each of multiple Coverdell Education Savings Accounts), provided that no more than $2000 may be contributed for any year to
Coverdell Education Savings Accounts for the same beneficiary.
Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with "special needs," as defined in the Code). Earnings accumulate tax-
free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or certain members of his or her family).

      Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 15% (25%, if proposed technical correction legislation is enacted) of compensation, subject to certain maximums, per year for each employee.

      Savings Incentive Match Plans for Employees (SIMPLE Plans).An
employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may sponsor a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans.
SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

      Keogh Plans.Keogh plans, which are available to self-employed individuals, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute, for 2001, up to 25%
of his or her annual earned income, with an annual maximum of $35,000, and, for 2002, up to 100% of his or her annual earned income, with a maximum of
$40,000.

      457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

      TSAs - Custodial Accounts and Title I Plans. If an investor is an employee of a public school system, a church or certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the
Code. Some organizations have adopted Title I plans, which are funded by employer contributions in addition to employee deferrals.

      Pension and Profit-Sharing Plans, including 401(k) Plans. With a
401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year up to 25% of compensation, subject to certain annual maximums, which may be increased each year based on cost-of-living adjustments.

     More detailed information about these arrangements and applicable forms are available from Waddell & Reed. These tax-deferred retirement plans and other accounts may be treated differently under state tax law and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

     The Prospectus gives information as to expedited and regular redemption procedures. Redemptions of Class A shares by telephone or fax must be equal to at least $1,000.00. Redemption payments are made within seven (7) days from receipt of request unless delayed because of certain emergency conditions determined by the Securities and Exchange Commission, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities.
Payment for redemption of shares of the Fund may be made in portfolio securities when the Fund's Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the value used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities.
The Fund, however, has elected to be governed by Rule 18f-1 under the 1940
Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Reinvestment Privilege

     The Fund offers a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class B and Class C shares you redeemed and have the corresponding amount of the deferred sales charge, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated after you have returned the amount. Your written request to do this must be received within forty-five (45) days after your redemption request was received. You can do this only once as to Class B and once as to Class C shares of the Fund. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You do not use up this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

     The Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Directors may determine) is less than $250. The
Board intends to compel redemptions of accounts, except for retirement plan accounts, in which the total NAV is less than $250. Shareholders have sixty
(60) days from the date on which the NAV falls below $250 to bring the NAV above $250 in order to avoid mandatory redemption. A shareholder may also avoid mandatory redemption by initiating a transaction which either increases or decreases the NAV of the account. A dividend payment does not constitute a shareholder initiated transaction for the purpose of avoiding mandatory redemption.

                          DIRECTORS AND OFFICERS

     The day-to-day affairs of the Fund are handled by outside
organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Fund and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors. The majority of the Directors are not affiliated with Waddell &
Reed.

     The principal occupation during the past five years of each Director and officer of the Fund is stated below. Each of the persons listed through and including Mr. Vogel is a member of the Board of Directors. The other persons are Fund officers but are not members of the Board of Directors.
For purposes of this section, the term Fund Complex includes each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R
Target Funds, Inc., W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios,
Inc. Each of the Fund's Directors is also a Director of each of the other funds in the Fund Complex and each of the Fund's officers is also an officer of one or more of the funds in the Fund Complex.

KEITH A. TUCKER*
     Chairman of the Board of Directors of the Fund and each of the other funds in the Fund Complex; Chairman of the Board of Directors, Chief
Executive Officer and Director of Waddell & Reed Financial, Inc.;
President, Chairman of the Board of Directors, Director and Chief Executive
Officer of Waddell & Reed Financial Services, Inc.; Chairman of the Board
of Directors and Director of WRIMCO, Waddell & Reed, Waddell & Reed
Services Company, Waddell & Reed Development, Inc. and Waddell & Reed
Distributors, Inc.; formerly, President of each of the funds in the Fund
Complex; formerly, Chairman of the Board of Directors of Waddell & Reed
Asset Management Company, a former affiliate of WRIMCO; formerly, Principal
Financial Officer of Waddell & Reed Financial, Inc.; formerly, Director of
Southwestern Life Corporation; formerly, Director of Vesta Insurance Group,
Inc. Date of birth:  February 11, 1945.

JAMES M. CONCANNON
950 Docking Road
Topeka, Kansas  66615
     Professor of Law, Washburn University School of Law; Director,
AmVestors CBO II Inc.; formerly, Dean of Washburn University School of Law.
Date of birth:  October 2, 1947.

JOHN A. DILLINGHAM
4040 Northwest Claymont Drive
Kansas City, Missouri  64116
     President and Director of JoDill Corp., an agricultural company;
President and Director of Dillingham Enterprises Inc.; Advisory Director,
UMB Northland; formerly, Director and consultant, McDougal Construction
Company; formerly, Instructor at Central Missouri State University;
formerly, Senior Vice President-Sales and Marketing of Garney Companies,
Inc., a specialty utility contractor. Date of birth:  January 9, 1939.

DAVID P. GARDNER
2441 Iron Canyon Drive
Park City, Utah  84060
     Director of Fluor Corp., an international engineering, construction and management services company; Director of Digital Ventures, an internet company; Director of Charitable Way, an internet company; Director of
Campus Pipeline, an internet company; formerly, Chairman and Chief
Executive Officer of George S. and Delores Dor'e Eccles Foundation;
formerly, Director of First Security Corp., a bank holding company;
formerly, President of William and Flora Hewlett Foundation; formerly,
President of the University of California; formerly, President of the
University of Utah. Date of birth:  March 24, 1933.

LINDA K. GRAVES
1 South West Cedar Crest Road
Topeka, Kansas  66606
     First Lady of Kansas; Director of Greater Kansas City Community
Foundation; Chairman and Director of Community Foundation of Johnson
County; Director, First Vice President and Member of Executive Committee of
Friends of Cedar Crest Association; Commissioner, White House Commission of
Presidential Scholars; formerly, shareholder, Levy & Craig P.C., a law firm. Date of birth:  July 29, 1953.

JOSEPH HARROZ, JR.
2511 McGee Drive
Norman, Oklahoma  73072
     Vice President and General Counsel of the Board of Regents at the
University of Oklahoma; Adjunct Professor of Law at the University of
Oklahoma College of Law; Managing Member, Harroz Investments, L.L.C.;
formerly, Vice President for Executive Affairs of the University of
Oklahoma; formerly, Attorney with Crowe & Dunlevy. Date of birth:  January
17, 1967.

JOHN F. HAYES
20 West 2nd Avenue
P. O. Box 2977
Hutchinson, Kansas  67504-2977
     Director of Central Bank and Trust; Director of Central Financial
Corporation; Chairman of the Board of Directors, Gilliland & Hayes, P.A., a
law firm; formerly, Director of Central Properties, Inc. Date of birth:
December 11, 1919.

ROBERT L. HECHLER*
     Director of Waddell Reed Financial, Inc.; effective December 28, 2001,
Mr. Hechler retired from the following positions: President and Principal
Financial Officer of the Fund and each of the other funds in the Fund
Complex; Executive Vice President of Waddell & Reed Financial, Inc.;
Executive Vice President, Chief Operating Officer, Director and Treasurer
of Waddell & Reed Financial Services, Inc.; Executive Vice President,
Principal Financial Officer, Director and Treasurer of WRIMCO; President,
Chief Executive Officer, Chief Financial Officer, Director and Treasurer of
Waddell & Reed; Director and Treasurer of Waddell & Reed Services Company;
President, Treasurer and Director of Waddell & Reed Distributors, Inc.;
President and Director of Waddell & Reed Development, Inc.; Chairman of the
Board of Directors, Chief Executive Officer, President and Director of
Fiduciary Trust Company of New Hampshire, an affiliate of Waddell & Reed;
Director of Legend Group Holdings, LLC, Legend Advisory Corporation, Legend
Equities Corporation, Advisory Services Corporation, The Legend Group, Inc.
and LEC Insurance Agency, Inc., affiliates of Waddell & Reed Financial,
Inc.; formerly, Vice President of each of the funds in the Fund Complex;
formerly, Director and Treasurer of Waddell & Reed Asset Management
Company; formerly, President of Waddell & Reed Services Company; formerly,
Vice President of Waddell & Reed Financial Services, Inc. Date of birth:
November 12, 1936.

HENRY J. HERRMANN*
     President of the Fund and each of the other funds in the Fund Complex;
President, Chief Investment Officer, and Director of Waddell & Reed
Financial, Inc.; Executive Vice President, Chief Investment Officer and
Director of Waddell & Reed Financial Services, Inc.; Director of Waddell &
Reed; President, Chief Executive Officer, Chief Investment Officer and
Director of WRIMCO; Director of Waddell & Reed Development, Inc.; Chairman
of the Board of Directors and Director of Austin, Calvert & Flavin, Inc.,
an affiliate of WRIMCO; formerly, Vice President of the Fund and each of the other Funds in the Fund Complex; formerly, Treasurer of Waddell & Reed
Financial, Inc.; formerly, Vice President of Waddell & Reed Financial
Services, Inc.; formerly, President, Chief Executive Officer, Chief
Investment Officer and Director of Waddell & Reed Asset Management Company.
Date of birth:  December 8, 1942.

GLENDON E. JOHNSON
13635 Deering Bay Drive
Unit 284
Miami, Florida  33158
     Retired; formerly, Director and Chief Executive Officer of John Alden
Financial Corporation and its subsidiaries. Date of birth:  February 19,
1924.

WILLIAM T. MORGAN*
928 Glorietta Blvd.
Coronado, California  92118
     Retired; formerly, Chairman of the Board of Directors and President of
each of the funds in the Fund Complex then in existence. (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President,
Director and Chief Executive Officer of WRIMCO and Waddell & Reed;
formerly, Chairman of the Board of Directors of Waddell & Reed Services
Company. Date of birth:  April 27, 1928.

 FRANK J. ROSS, JR.*
700 West 47th Street
Kansas City, Missouri  64112
     Shareholder and Director, Polsinelli Shalton & Welte, a law firm;
Director of Columbian Bank and Trust. Date of birth:  April 9, 1953.

ELEANOR B. SCHWARTZ
1213 West 95th Court, Chartwell 4
Kansas City, Missouri  64114
     Professor, University of Missouri-Kansas City; formerly, Chancellor,
University of Missouri-Kansas City. Date of birth:  January 1, 1937.

FREDERICK VOGEL III
1805 West Bradley Road
Milwaukee, Wisconsin  53217
     Retired. Date of birth:  August 7, 1935.

Daniel C. Schulte
     Vice President, Assistant Secretary and General Counsel of the Fund
and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial, Inc.; Senior Vice
President, Secretary, Director and General Counsel of Waddell & Reed
Financial Services, Inc.; Senior Vice President, Secretary and General
Counsel of Waddell & Reed, WRIMCO and Waddell & Reed Services Company;
Secretary of Waddell & Reed Distributors, Inc.; Secretary and General
Counsel of Waddell & Reed Development, Inc.; Vice President, Secretary,
Director and General Counsel of Fiduciary Trust Company of New Hampshire;
Assistant Secretary of Austin, Calvert & Flavin, Inc.; formerly, Assistant
Secretary of Waddell & Reed Financial, Inc.; formerly, an attorney with
Klenda, Mitchell, Austerman & Zuercher, L.L.C. Date of birth:  December 8,
1965.

Kristen A. Richards
     Vice President, Secretary and Associate General Counsel of the Fund
and each of the other funds in the Fund Complex; Vice President, Associate
General Counsel and Chief Compliance Officer of WRIMCO; formerly, Assistant
Secretary of the Fund and each of the other funds in the Fund Complex;
formerly, Compliance Officer of WRIMCO. Date of birth:  December 2, 1967.

Theodore W. Howard
     Vice President, Treasurer and Principal Accounting Officer of the Fund
and each of the other funds in the Fund Complex; Senior Vice President of
Waddell & Reed Services Company; formerly, Vice President of Waddell & Reed
Services Company. Date of birth:  July 18, 1942.

Mira Stevovich
     Vice President and Assistant Treasurer of the Fund, Vice President of
three other funds in the Fund Complex and Assistant Treasurer of all Funds
in the Fund complex; Vice President of WRIMCO. Date of birth:  July 30,
1953.

     The address of each person is 6300 Lamar Avenue, P. O. Box 29217,
Shawnee Mission, Kansas 66201-9217 unless a different address is given.

     The Directors who may be deemed to be interested persons as defined in the 1940 Act of the Fund's underwriter, Waddell & Reed or WRIMCO are indicated as such by an asterisk.

     The Board of Directors has created an honorary position of Director
Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993 and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Fund for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Fund. Messrs. Henry L. Bellmon, Jay B.
Dillingham, Doyle Patterson, Ronald K. Richey and Paul S. Wise retired as
Directors of the Fund and of each of the funds in the Fund Complex, and each serves as Director Emeritus.

     The funds in the Waddell & Reed Advisors Funds, W&R Target Funds,
Inc., W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. pay to
each Director (other than Directors who are affiliates of Waddell & Reed)
effective January 1, 2002, an annual base fee of $65,500 (of which at least
$7,500 is deferred), plus $4,250 for each meeting of the Board of Directors attended, plus reimbursement of expenses for attending such meeting and
$500 for each committee meeting attended which is not in conjunction with a
Board of Directors meeting. Prior to January 1, 2002, the funds in the
Waddell & Reed Advisors Funds, W&R Target Funds, Inc., W&R Funds, Inc. and
Waddell & Reed InvestEd Portfolios, Inc. paid to each such Director an annual base fee of $52,000 plus $3,250 for each meeting of the Board of
Directors attended. The fees to the Directors are divided among the funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc., W&R Funds,
Inc. and Waddell & Reed InvestEd Portfolios, Inc. based on each fund's relative size. During the fiscal year ended September 30, 2001, the
Directors received the following fees for service as a director:

                            COMPENSATION TABLE

                                          Total
                         Aggregate     Compensation
                        Compensation    From Fund
                            From         and Fund
Director                    Fund        Complex[1]
--------                 ------------    ------------
Robert L. Hechler         $    0        $     0
Henry J. Herrmann              0              0
Keith A. Tucker                0              0
James M. Concannon         2,130         65,000
John A. Dillingham         2,130         65,000
David P. Gardner           2,202         65,000
Linda K. Graves            2,130         65,000
Joseph Harroz, Jr.         2,310         65,000
John F. Hayes              1,994         61,750
Glendon E. Johnson         2,130         65,000
William T. Morgan          2,490         65,000
Ronald C. Reimer[2]        1,022         35,750
Frank J. Ross, Jr.         2,202         65,000
Eleanor B. Schwartz        2,130         65,000
Frederick Vogel III        2,130         65,000

[1]No pension or retirement benefits have been accrued as a part of Fund expenses.
[2]Mr. Reimer resigned from the Board of Directors for the Waddell & Reed
 Advisors Funds, W&R Funds, Inc. and W&R Target Funds, Inc. effective March
 5, 2001.

     The officers are paid by WRIMCO or its affiliates.

Shareholdings

     As of November 30, 2001, all of the Directors and officers of the
Fund, as a group, owned less than 1% of the outstanding shares of the Fund.
The following table sets forth information with respect to the Fund, as of
November 30, 2001, regarding the ownership of Fund shares.

                                       Shares owned
Name and Address                       Beneficially
of Beneficial Owner        Class       or of Record     Percent
-------------------        -----        ------------     -------

Antonio Intagliata &     W&R Money
Iole Intagliata Co-Ttees   Market C     182,188            5.29%
U/A dtd November 6, 1996
9989 Hemlock
Overland Park KS  66212-5805

Fiduciary Trust Co       W&R Money
  NH Cust                  Market C     181,342            5.27%
IRA Rollover
FBO John L Feaster
2978 Armenia Road
Chester SC  29706-6820

Fiduciary Trust Co       W&R Money
  NH Cust                  Market C     284,386            8.26%
IRA Rollover
FBO Robert W Gordon
1801 Ratachford Rd
York SC  29745-6337

Wesley Ann               Class C        241,607            5.53%
  Schulhauser (TOD)
NW 113 Lancer Ln
Pullman WA  99163-2848

Fiduciary Trust Co       Class C        262,462            6.00%
  NH Cust
IRA Rollover
FBO John T Kohn
12030 Fairway Isles Dr
Fort Myers FL  33913-8340

                         PAYMENTS TO SHAREHOLDERS

General

     There are two sources for the payments the Fund makes to you as a shareholder of a class of shares of the Fund, other than payments when you redeem your shares. The first source is net investment income, which is derived from the interest and earned discount on the securities the Fund holds, less expenses (which will vary by class) and amortization of any premium. The second source is net realized capital gains, which are derived from the proceeds received from the Fund's sale of securities at a price higher than the Fund's tax basis (usually cost) in such securities, less losses from sales of securities at a price lower than the Fund's basis therein. These gains are expected to be short-term capital gains and, as such, are distributed along with the Fund's net investment income as dividends.

     Under the procedures that the Fund's Board of Directors has adopted relating to amortized cost valuation, the calculation of the daily dividend of a class will change from that indicated above under certain circumstances. If on any day there is a deviation of .3 of 1% or more between the NAV of a share of a class of the Fund computed on the amortized cost basis and that computed on an available market price basis, the amount of the deviation will be added to or subtracted from the dividend for that class for that day if necessary to reduce the per-share value to within .3 of 1% of $1.00.

     If on any day there is insufficient net income to absorb any such reduction, the Fund's Board of Directors would be required, under Rule 2a-
7, to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds one-half of 1%. See Determination of
Offering Price. One of the actions that the Board of Directors might take could be the elimination or reduction of dividends for more than one day.

Choices You Have on Your Dividends and Distributions

     On your application form, you can give instructions that (1) you want cash for your dividends and/or distributions or (2) you want your dividends and/or distributions paid in Fund shares of the same class as that with respect to which they were paid. However, a total dividend and/or distribution amount less than five (5) dollars will be automatically paid in Fund shares of the same class as that with respect to which they were paid. You can change your instructions at any time. If you give no instructions, your dividends and distributions will be paid in Fund shares of the same class as that with respect to which they were paid. All payments in shares are at NAV without any sales charge. The NAV used for this purpose is that computed as of the record date for the dividend or distribution, although this could be changed by the Board of Directors.

                                   TAXES

General

     The Fund has qualified since inception for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income
(consisting generally of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income and must meet several additional requirements. These requirements include the following: (1) the
Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the
Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     If the Fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (b) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Dividends and distributions declared by the Fund in December and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 even if the Fund pays them during the following January. Accordingly, those dividends and distributions will be reported by, and (except for exempt-
interest dividends) taxed to, the shareholders for the year in which that
December falls.

     The Fund will be subject to a nondeductible 4% excise tax (Excise Tax)
to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. It is the Fund's policy to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

                   PORTFOLIO TRANSACTIONS AND BROKERAGE

     One of the duties undertaken by WRIMCO pursuant to the Management
Agreement is to arrange the purchase and sale of securities for the portfolio of the Fund. Purchases are made directly from issuers or from underwriters, dealers or banks. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked price.
Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The Fund has not effected transactions through brokers and does not anticipate doing so. The individual who manages the Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO may otherwise combine orders for the
Fund with those of other funds in the Waddell & Reed Advisors Funds, W&R
Target Funds, Inc. and W&R Funds, Inc. or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain exceptions.

     In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

     To effect the portfolio transactions of the Fund, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO is expected to allocate orders to brokers or dealers consistent with the interests and policies of the Fund. Subject to review by the Board of Directors, such policies include the selection of brokers or dealers which provide execution and/or research services and other services including pricing or quotation services directly or through others (research and brokerage services). If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer which has provided such services considered by WRIMCO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which
WRIMCO has investment discretion.

     Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1)
advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers, (2) furnishing analyses and reports, or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided.

     Subject to the foregoing considerations, WRIMCO may also consider sales of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made by WRIMCO.

     Such investment research (which may be supplied by a third party at the request of a broker or dealer) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase.

     The Fund may also use its brokerage to pay for pricing or quotation services to value securities.

     The Fund, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-
clearance requirements and reporting obligations.

                             OTHER INFORMATION

The Shares of the Fund

     The Fund offers three classes of shares:  Class A, Class B and Class
C. Waddell & Reed Money Market C shares are closed to all investments other than re-invested dividends. Each class represents an interest in the same assets of the Fund and differs as follows:  each class of shares has exclusive voting rights on matters appropriately limited to that class;
Class B, Class C and Waddell & Reed Money Market C shares are subject to a
CDSC and to an ongoing distribution and service fee; Class B shares that have been held by a shareholder for eight (8) years will convert automatically, eight (8) years after the month in which the shares were purchased, to Class A shares of the Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAVs of the two classes. Each class may bear differing amounts of certain class-specific expenses and each class has a separate exchange privilege. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the Fund by virtue of those classes. On an ongoing basis, the Board of Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of the Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of Class B, Class C and Waddell
& Reed Money Market C shares are expected to be lower than for Class A shares of the Fund. Each fractional share of a class has the same rights, in proportion, as a full share of that class. Shares are fully paid and nonassessable when purchased.

     The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

     Special meetings of shareholders may be called for any purpose upon receipt by the Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

     Each share (regardless of class) has one vote. All shares of the Fund vote together as a single class, except as to any matter for which a separate vote of any class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular classes, in which case only the shareholders of the affected classes are entitled to vote, each as a separate class.

                                APPENDIX A

     The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the securities eligible for investment.

                        DESCRIPTION OF BOND RATINGS

      Standard & Poor's, a division of The McGraw-Hill Companies, Inc.A
Standard & Poor's (S&P) corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2.   Nature of and provisions of the obligation;

     3.   Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors'
          rights.

     The top three rating categories of S&P are described below:

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      Moody's.A brief description of the applicable Moody's rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                        DESCRIPTION OF NOTE RATINGS

      Standard and Poor's, a division of The McGraw-Hill Companies, Inc.A
S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-
term debt rating. The following criteria will be used in making that assessment.

   --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).
   --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

     The note rating symbols and definitions are as follows:

     SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+)
         designation.
     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     SP-3 Speculative capacity to pay principal and interest.

      Moody's.Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

     MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                  DESCRIPTION OF COMMERCIAL PAPER RATINGS

      Standard & Poor's, a division of The McGraw Hill Companies, Inc.
commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted
with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1.

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of
Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated
Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1)
lending market positions in well established industries; (2) high rates of return on Funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained.

                 DESCRIPTION OF SHORT-TERM CREDIT RATINGS

      Fitch: F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

     F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country.
Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D-Indicates actual or imminent payment default.

     Notes to Short-term national rating:

     + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

     Ratings Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands       Value

BANK OBLIGATIONS
Commercial Paper - 3.19%
Barclays U.S. Funding Corp.,
 3.54%, 10-2-01 ..........................   $ 7,520 $  7,519,261
Svenska Handelsbanken Inc.,
 3.5%, 10-2-01 ...........................    27,000   26,997,375
                                                     ------------
                                                       34,516,636
                                                     ------------

Commercial Paper (backed by irrevocable bank
letter of credit) - 2.02%
Michelin North America Inc. (Societe Generale),
 3.52%, 10-9-01 ..........................    21,800   21,782,948
                                                     ------------

Notes - 1.03%
DBSI First Mortgage 1997 Corp. (United States
 National Bank of Oregon),
 3.15%, 10-4-01 ..........................     2,010    2,010,000
Handy, L.C. (U.S. Bank, National Association),
 3.25%, 10-4-01 ..........................     3,400    3,400,000
Meriter Management Services, Inc. (U.S. Bank
 Milwaukee, National Association),
 3.1%, 10-3-01 ...........................     5,750    5,750,000
                                                     ------------
                                                       11,160,000
                                                     ------------

TOTAL BANK OBLIGATIONS - 6.24%                       $ 67,459,584
 (Cost: $67,459,584)

CORPORATE OBLIGATIONS
Commercial Paper
 Business Services - 1.31%
 Electronic Data Systems Corporation,
   3.2%, 10-2-01..........................    14,190   14,188,739
                                                     ------------

 Chemicals and Allied Products - 2.57%
 Abbott Laboratories,
   2.65%, 10-24-01........................    10,000    9,983,069

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE OBLIGATIONS(Continued)
Commercial Paper(Continued)
 Chemicals and Allied Products(Continued)
 Glaxo Wellcome PLC:
   3.15%, 10-2-01.........................   $ 4,000 $  3,999,650
   2.48%, 10-22-01........................     2,500    2,496,383
   2.58%, 10-31-01........................    11,400   11,375,490
                                                     ------------
                                                       27,854,592
                                                     ------------

 Communication - 1.45%
 SBC Communications Inc.,
   3.55%, 10-25-01........................    15,750   15,712,725
                                                     ------------

 Eating and Drinking Places - 1.57%
 McDonald's Corporation,
   3.25%, 10-4-01.........................    17,000   16,995,396
                                                     ------------

 Electric, Gas and Sanitary Services - 6.34%
 Idaho Power Co.,
   3.52%, 10-5-01.........................     5,000    4,998,044
 Nicor Inc.,
   3.5%, 10-4-01..........................     3,850    3,848,877
 Questar Corp.:
   3.73125%, 10-3-01......................    14,500   14,500,000
   3.5%, 10-5-01..........................     3,000    2,998,833
   3.64%, 10-5-01.........................    10,000    9,995,956
   3.68%, 10-5-01.........................    16,000   15,993,458
   3.52%, 10-12-01........................     5,188    5,182,420
 Tampa Electric Co.:
   3.5%, 10-2-01..........................     2,000    1,999,805
   2.5%, 10-5-01..........................     9,000    8,997,500
                                                     ------------
                                                       68,514,893
                                                     ------------

 Food and Kindred Products - 2.77%
 Coca-Cola Company (The),
   2.9%, 10-12-01.........................     7,500    7,493,354

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001
                                          Principal
                                          Amount in
                                          Thousands        Value
CORPORATE OBLIGATIONS(Continued)
Commercial Paper(Continued)
 Food and Kindred Products(Continued)
 Heinz (H.J.) Co.:
   2.5%, 10-1-01..........................   $10,000 $ 10,000,000
   2.55%, 10-17-01........................     2,640    2,637,008
   2.45%, 10-18-01........................     9,800    9,788,662
                                                     ------------
                                                       29,919,024
                                                     ------------

 Industrial Machinery and Equipment - 0.65%
 Deere & Company,
   3.51%, 10-11-01........................     7,000    6,993,175
                                                     ------------

  Instruments and Related Products - 2.28%
 Emerson Electric Co.,
   2.42%, 10-12-01........................    24,650   24,631,773
                                                     ------------

  Nondepository Institutions - 0.91%
 Caterpillar Financial Services Corp.:
   3.55%, 10-4-01.........................     5,000    4,998,521
   3.0%, 10-9-01..........................     4,850    4,846,766
                                                     ------------
                                                        9,845,287
                                                     ------------

 Paper and Allied Products - 0.38%
 Kimberly-Clark Corporation,
   3.55%, 10-24-01........................     4,084    4,074,737
                                                     ------------

 Printing and Publishing - 1.29%
 Gannett Co.:
   3.15%, 10-4-01.........................    10,000    9,997,375
   2.9%, 10-12-01.........................     3,939    3,935,510
                                                     ------------
                                                       13,932,885
                                                     ------------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE OBLIGATIONS(Continued)
Commercial Paper(Continued)
 Real Estate - 0.92%
 Citicorp,
   3.07%, 10-4-01.........................   $10,000 $  9,997,442
                                                     ------------

 Wholesale Trade - Nondurable Goods - 2.12%
 Unilever Capital Corporation,
   2.45%, 10-12-01........................    23,000   22,982,782
                                                     ------------

Total Commercial Paper - 24.56%                       265,643,450

Commercial Paper (backed by irrevocable bank
 letter of credit)
 Electric, Gas and Sanitary Services - 4.09%
 River Fuel Funding Co. No. 3, Inc.
   (The Bank of New York):
   3.53%, 10-12-01........................    14,700   14,684,144
   3.45%, 10-30-01........................    29,669   29,586,545
                                                     ------------
                                                       44,270,689
                                                     ------------
 Nondepository Institutions - 6.90%
 ED&F Man Treasury Management Ltd.
   (Rabobank Nederland):
   3.25%, 10-1-01.........................    18,000   18,000,000
   2.55%, 10-10-01........................     3,958    3,955,477
   2.85%, 10-22-01........................     2,972    2,967,059
 Sinochem American C.P. Inc. (ABN AMRO Bank N.V.):
   3.52%, 10-5-01.........................    16,000   15,993,742
   3.2%, 10-9-01..........................     2,000    1,998,578
   3.52%, 10-11-01........................    31,700   31,669,004
                                                     ------------
                                                       74,583,860
                                                     ------------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE OBLIGATIONS(Continued)
Commercial Paper (backed by irrevocalbe bank
 letter of credit(Continued)
 Oil and Gas Extraction - 1.76%
 Louis Dreyfus Corp. (Dresdner Bank AG),
   3.53%, 10-5-01.........................   $19,000 $ 18,992,548
                                                     ------------

Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 12.75%                           137,847,097

Notes
 Chemicals and Allied Products - 2.34%
 Lilly (Eli) and Company,
   4.7%, 3-22-02..........................    16,250   16,250,000
 Merck & Co., Inc.,
   5.1%, 2-22-02 (A)......................     9,000    9,000,000
                                                     ------------
                                                       25,250,000
                                                     ------------
 Communication - 4.17%
 BellSouth Corporation,
   4.287%, 4-26-02........................    18,000   17,990,749
 SBC Communications Inc.:
   7.38%, 5-1-02..........................     3,250    3,297,888
   4.25%, 6-5-02..........................    10,000   10,000,000
 Verizon Global Funding, Inc.,
   3.18%, 12-17-01........................    13,750   13,748,483
                                                     ------------
                                                       45,037,120
                                                     ------------

 Electric, Gas and Sanitary Services - 2.23%
 Baltimore Gas & Electric Co.,
   3.46625%, 12-4-01......................    24,078   24,077,796
                                                     ------------

 Food and Kindred Products - 1.32%
 Heinz (H.J.) Co.,
   6.82%, 11-15-01........................    14,300   14,300,000
                                                     ------------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

CORPORATE OBLIGATIONS(Continued)
Notes(Continued)
 Industrial Machinery and Equipment - 0.24%
 International Business Machines Corporation,
   6.64%, 10-29-01........................   $ 2,550 $  2,550,000
                                                     ------------

  Nondepository Institutions - 3.49%
 Caterpillar Financial Services Corp.:
   3.57563%, 12-5-01......................    13,750   13,766,740
   6.02%, 4-15-02.........................     2,000    2,018,861
 Deere (John) Capital Corp.:
   3.51%, 10-11-01........................     3,000    2,997,075
   3.83%, 10-22-01........................    13,000   13,005,763
 Ford Motor Credit Company,
   3.64%, 10-5-01.........................     6,000    5,997,573
                                                     ------------
                                                       37,786,012
                                                     ------------

Total Notes - 13.79%                                 $149,000,928

TOTAL CORPORATE OBLIGATIONS - 51.10%                 $552,491,475
 (Cost: $552,491,475)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   5.55%, 11-26-01........................       600      600,684
   5.563%, 11-26-01.......................     5,000    5,001,499
   5.05%, 1-3-02..........................     6,000    5,920,883
   4.875%, 1-22-02........................    13,500   13,484,040
   4.1%, 5-16-02..........................    10,000   10,000,000
   4.3%, 5-16-02..........................    12,000   12,000,000
   4.3%, 5-21-02..........................     9,000    9,000,000
   4.1%, 5-23-02..........................    14,600   14,600,000
   3.625%, 9-11-02........................    10,000   10,000,000
   3.65%, 9-11-02.........................    17,500   17,500,000
   3.65%, 9-18-02.........................    10,000   10,000,000
   3.46%, 10-3-02.........................    11,500   11,500,000
 Federal National Mortgage Association:
   4.17%, 4-5-02..........................    10,000    9,784,550
   3.08%, 5-14-02.........................    13,500   13,500,000

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

UNITED STATES GOVERNMENT SECURITIES(Continued)
 United States Treasury Bill,
   2.33%, 12-20-01........................   $23,000 $ 22,880,911

TOTAL UNITED STATES GOVERNMENT SECURITIES - 15.33%   $165,772,567
 (Cost: $165,772,567)

MUNICIPAL OBLIGATIONS
California - 4.92%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   3.52%, 10-10-01........................    35,000   35,000,000
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds, Shell
   Oil Company Project, Series 1998A (Taxable),
   3.45%, 10-1-01.........................    18,209   18,209,000
                                                     ------------
                                                       53,209,000
                                                     ------------

Colorado - 2.80%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B
   (Westdeutsche Landesbank Girozentrale and
   Bayerische Landesbank Girozentrale),
   3.55%, 11-6-01.........................    28,659   28,557,261
 Kit Carson County, Colorado, Architectural
   Development Revenue Bonds (Taxable), (Midwest
   Farms, L.L.C. Project), Series 1997 (Norwest
   Bank Minnesota, National Association),
   3.15%, 10-4-01.........................     1,670    1,670,000
                                                     ------------
                                                       30,227,261
                                                     ------------

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

MUNICIPAL OBLIGATIONS(Continued)
Indiana - 1.00%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable Series 1995
   (Amoco Corporation),
   3.03%, 10-12-01........................   $10,800 $ 10,800,000
                                                     ------------

Kansas - 0.88%
 City of Park City, Kansas, Taxable Industrial
   Revenue Bonds (The Hayes Company, Inc.),
   Series 2001 (U.S. Bank, National Association),
   2.95%, 10-1-01.........................     9,500    9,500,000
                                                     ------------

Kentucky - 1.11%
 City of Bardstown, Kentucky, Taxable Variable Rate
   Demand Industrial Revenue Bonds:
   Series 1994 (R.J. Tower Corporation Project),
   (Comerica Bank),
   3.07%, 10-4-01.........................     8,035    8,035,000
   Series 1995 (R.J. Tower Corporation Project),
   (Comerica Bank),
   3.07%, 10-4-01.........................     4,000    4,000,000
                                                     ------------
                                                       12,035,000
                                                     ------------

Louisiana - 8.53%
 Industrial District No. 3 of the Parish of West
   Baton Rouge, State of Louisiana, Variable Rate
   Demand Revenue Bonds, Series 1995 (Taxable),
   (The Dow Chemical Company Project):
   3.61%, 11-6-01.........................    16,000   16,000,000
   3.5%, 10-11-01.........................    15,000   15,000,000
   3.55%, 10-10-01........................     5,000    5,000,000
   3.55%, 11-7-01.........................     5,000    5,000,000

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

MUNICIPAL OBLIGATIONS(Continued)
Louisiana (Continued)
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale):
   3.46%, 11-6-01.........................   $12,875 $ 12,875,000
   3.6%, 11-5-01..........................    11,200   11,200,000
   3.71%, 10-5-01.........................     9,800    9,800,000
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   3.6%, 11-5-01..........................    17,400   17,400,000
                                                     ------------
                                                       92,275,000
                                                     ------------
Massachusetts  - 0.67%
 Massachusetts Industrial Finance Agency, Taxable
   Revenue Bonds (Southcoast Nursing and
   Rehabilitation Center Partnership Issue -
   Series 1997), (Fleet National Bank),
   3.1%, 10-3-01..........................     3,900    3,900,000
 Massachusetts Development Finance Agency,
   Variable Rate Demand Revenue Bonds,
   Community Development, Inc. Issue,
   Taxable Series 2000B (Fleet National Bank),
   3.1%, 10-3-01..........................     3,320    3,320,000
                                                     ------------
                                                        7,220,000
                                                     ------------
New York - 1.97%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   3.87%, 10-1-01.........................    13,485   13,485,000

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

MUNICIPAL OBLIGATIONS(Continued)
New York(Continued)
 Dutchess County Industrial Development Agency,
   Taxable Variable Rate Demand Civic Facility
   Revenue Bonds, Series 1999-C (St. Francis'
   Hospital, Poughkeepsie, New York Civic Facility),
   (The Bank of New York),
   2.85%, 10-4-01.........................   $ 3,950 $  3,950,000
 Putnam Hospital Center, Multi-Mode Revenue Bonds,
   Series 1999 (The Bank of New York),
   2.85%, 10-3-01.........................     3,885    3,885,000
                                                     ------------
                                                       21,320,000
                                                     ------------

Ohio - 2.27%
 State of Ohio, Taxable Solid Waste Revenue
   Bonds, Series 2000, Taxable (BP Exploration &
   Oil Inc. Project - BP Amoco P.L.C. Guarantor),
   3.53%, 11-7-01.........................    24,550   24,550,000
                                                     ------------

Pennsylvania - 0.32%
 Philadelphia Authority for Industrial Development,
   Variable/Fixed Rate Federally Taxable Economic
   Development Bonds (Mother's Work, Inc.),
   Series of 1995 (Fleet National Bank),
   3.1%, 10-3-01..........................     3,430   3,430,000
                                                    ------------

Texas - 3.63%
 Brazos River Harbor Navigation, District of
   Brazoria County, Texas, Taxable Variable Rate
   Demand Revenue Bonds, Series 2001A (The Dow
   Chemical Company Project), (The Dow Chemical
   Company),
   3.53%, 10-9-01.........................    22,750   22,750,000
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   3.82%, 10-5-01.........................    16,500   16,493,066
                                                     ------------
                                                       39,243,066
                                                     ------------

              See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

MUNICIPAL OBLIGATIONS(Continued)
Washington - 2.61%
 Washington State Housing Finance Commission:
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds:
   Springfield Meadows Apartments Project,
   Series 2001B (U.S. Bank, National Association),
   2.95%, 10-1-01.........................   $ 5,950 $  5,950,000
   Brittany Park Project, Series 1996B
   (U.S. Bank of Washington,National Association),
   3.15%, 10-4-01.........................     3,170    3,170,000
   Country Club Apartments Project, Series 2001B
   (U.S. Bank, National Association),
   2.95%, 10-1-01.........................     2,300    2,300,000
   Taxable Variable Rate Demand Nonprofit Revenue
   Bonds, Virginia Mason Research Center Project,
   Series 1997B (U.S. Bank, National Association),
   3.15%, 10-4-01.........................     2,090    2,090,000
 Wenatchee Valley Clinic, P.S., Floating Rate
   Taxable Bonds, Series 1998 (U.S. Bank,
   National Association),
   3.15%, 10-4-01.........................    13,200   13,200,000
 Washington Economic Development Finance Authority,
   Taxable Variable Rate Demand Industrial Revenue
   Bonds(Tonkin Building Associates, LLC Project),
   Series 1997B (U.S. Bank of Washington,
   National Association),
   3.15%, 10-4-01.........................     1,535    1,535,000
                                                     ------------
                                                       28,245,000
                                                     ------------

Wisconsin - 0.80%
 Town of Wood River, Wisconsin, Variable Rate
   Demand Industrial Development Revenue Bonds
   (Burnett Dairy Cooperative Project), Series 2001B
   (U.S. Bank, National Association),
   2.95%, 10-1-01.........................     6,000    6,000,000

               See Notes to Schedule of Investments on page .

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                          Principal
                                          Amount in
                                          Thousands        Value

MUNICIPAL OBLIGATIONS(Continued)
Wisconsin(Continued)
 Village of Oregon, Wisconsin, Taxable Variable
   Rate Demand Industrial Development Revenue Bonds
   (Five K Partnership and Wisco Industries, Inc.
   Project), Series 2001B (U.S. Bank, National
   Association),
   3.15%, 10-4-01.........................   $ 2,700 $  2,700,000
                                                     ------------
                                                        8,700,000
                                                     ------------

TOTAL MUNICIPAL OBLIGATIONS -  31.51%                $340,754,327
 (Cost: $340,754,327)
TOTAL INVESTMENT SECURITIES - 104.18%              $1,126,477,953
 (Cost: $1,126,477,953)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.18%)   (45,236,877)

NET ASSETS - 100.00%                               $1,081,241,076

Notes to Schedule of Investments

(A)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, the total value of these securities amounted to $9,000,000 or 0.83% of net assets.

     Cost of investments owned is the same as that used for Federal income tax purposes.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES
CASH MANAGEMENT
September 30, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value (Note 1) .........   $1,126,478
 Cash ..............................................        4,142
 Receivables:
   Interest.........................................        4,667
   Fund shares sold.................................        3,372
 Prepaid insurance premium .........................           17
                                                       ----------
    Total assets ...................................    1,138,676
                                                       ----------
LIABILITIES
 Payable to Fund shareholders ......................       45,402
 Payable for investment securities purchased .......       11,500
 Accrued transfer agency and dividend
   disbursing (Note 2)..............................          234
 Dividends payable .................................          232
 Accrued management fee (Note 2) ...................           38
 Accrued accounting services fee (Note 2) ..........           10
 Accrued distribution fee (Note 2) .................            1
 Other  ............................................           18
                                                       ----------
    Total liabilities ..............................       57,435
                                                       ----------
      Total net assets..............................   $1,081,241
                                                       ==========
NET ASSETS
 $0.01 par value capital stock, authorized -- 5,000,000;
   Class A shares outstanding - 1,062,147
   Class B shares outstanding - 11,023
   Class C shares outstanding - 4,581
   Waddell & Reed Money Market Class C shares
    outstanding - 3,490
   Capital stock....................................   $   10,812
   Additional paid-in capital.......................    1,070,429
                                                       ----------
    Net assets applicable to outstanding
      units of capital..............................   $1,081,241
                                                       ==========
Net asset value, redemption and offering price
 per share for all classes .........................        $1.00
                                                            =====

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CASH MANAGEMENT
For the Fiscal Year Ended September 30, 2001
(In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B) ..................   $53,227
                                                          --------
  Expenses (Note 2):
     Investment management fee..........................     3,976
     Transfer agency and dividend disbursing:
       Class A .........................................     3,011
       Class B .........................................        13
       Class C .........................................         6
       Waddell & Reed Money Market Class C .............         8
     Distribution fee:
       Class B .........................................        50
       Class C .........................................        25
       Waddell & Reed Money Market Class C .............        36
     Accounting services fee............................       109
     Custodian fees.....................................        99
     Service fee:
       Class B .........................................        17
       Class C .........................................         8
       Waddell & Reed Money Market Class C .............        12
     Audit fees.........................................        13
     Legal fees.........................................        11
     Other..............................................       273
                                                          --------
       Total expenses ..................................     7,667
                                                          --------
          Net investment income.........................    45,560
                                                          --------
          Net increase in net assets
            resulting from operations...................   $45,560
                                                           =======

                    See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CASH MANAGEMENT
(In Thousands)
                                        For the    For the     For the
                                        fiscal      fiscal      fiscal
                                         year       period        year
                                         ended       ended       ended
                                        9-30-01    9-30-00     6-30-00
INCREASE IN NET ASSETS                 ---------  ---------   --------
  Operations:
     Net investment income.........      $45,560   $ 12,056    $38,619
                                       ---------   --------   --------
       Net increase in net assets
          resulting from operations       45,560     12,056     38,619
                                       ---------   --------   --------
  Dividends to shareholders
     from net investment income:*
     Class A.......................      (45,013)   (11,900)   (38,178)
     Class B.......................         (234)       (40)       (81)
     Class C.......................         (119)       (14)       (14)
     Waddell & Reed Money Market
       Class C ....................         (194)      (102)      (346)
                                       ---------   --------   --------
                                         (45,560)   (12,056)   (38,619)
                                       ---------   --------   --------
  Capital share transactions (Note 3)    196,072     89,956    123,445
                                       ---------   --------   --------
     Total increase................      196,072     89,956    123,445
NET ASSETS
  Beginning of period .............      885,169    795,213    671,768
                                       ---------   --------   --------
  End of period ...................   $1,081,241   $885,169   $795,213
                                       =========   ========   ========
     Undistributed net investment
       income .....................         $---       $---       $---
                                            ====       ====       ====

                 *See "Financial Highlights" on pages  - .

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                      For the   For the
                       fiscal    fiscal
                         year    period  For the fiscal year ended June 30,
                        ended     ended  ----------------------------------
                     9-30-01    9-30-00    2000    1999     1998     1997
                     ---------- -------   -----    -----    -----    -----
Net asset value,
 beginning of
 period ............    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                       -------  -------  -------  -------  -------  -------
Net investment
 income ............     0.0463   0.0148   0.0511   0.0455   0.0484   0.0472
Less dividends
 declared ..........    (0.0463) (0.0148) (0.0511) (0.0455) (0.0484) (0.0472)
                        -------  -------  -------  -------  -------  -------
Net asset value,
 end of period .....    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                        =======  =======  =======  ======  =======  =======
Total return........     4.78%    1.50%    5.18%    4.67%    4.93%    4.80%
Net assets, end of
 period (in
 millions) .........    $1,062    $875     $782     $667     $533     $514
Ratio of expenses to
 average net
 assets ............     0.76%    0.81%*   0.83%    0.83%    0.89%    0.87%
Ratio of net
 investment income
 to average net
 assets ............     4.60%    5.92%*   5.08%    4.54%    4.84%    4.70%

*Annualized.
                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                      For the        For the        For the
                       fiscal         fiscal        period
                         year         period        from 9-9-99*
                        ended          ended        through
                      9-30-01        9-30-00        6-30-00
                      -------        -------        --------
Net asset value,
 beginning of
 period ............    $1.00          $1.00           $1.00
                        ------         ------          ------
Net investment
 income ............     0.0372         0.0133          0.0346
Less dividends
 declared ..........    (0.0372)       (0.0133)        (0.0346)
                        ------         ------          ------
Net asset value,
 end of period .....    $1.00          $1.00           $1.00
                       =======         =======         =======
Total return........     3.83%          1.37%           3.43%
Net assets, end of
 period (in
 millions) .........     $11            $2              $3
Ratio of expenses to
 average net
 assets ............     1.66%          1.43%**         1.67%**
Ratio of net
 investment income
 to average net
 assets ............     3.49%          5.29%**         4.49%**

 *Commencement of operations.
**Annualized.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                      For the        For the        For the
                       fiscal         fiscal        period
                         year         period        from 9-9-99*
                        ended          ended        through
                      9-30-01        9-30-00        6-30-00
                      -------        -------        --------
Net asset value,
 beginning of
 period ............    $1.00         $1.00           $1.00
                        ------        ------          ------
Net investment
 income ............     0.0373        0.0126          0.0335
Less dividends
 declared ..........    (0.0373)      (0.0126)        (0.0335)
                        ------        ------          ------
Net asset value,
 end of period .....    $1.00         $1.00           $1.00
                       =======        =======         =======
Total return........     3.83%         1.29%           3.32%
Net assets, end of
 period (in
 millions) .........      $5           $1              $1
Ratio of expenses to
 average net
 assets ............     1.65%         1.68%**         1.82%**
Ratio of net
 investment income
 to average net
 assets ............     3.57%         5.05%**         4.45%**

 *Commencement of operations.
**Annualized.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Waddell & Reed Money Market Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                     For the  For the
                      fiscal   fiscal
                        year   period  For the fiscal year ended June 30,
                       ended    ended  ---------------------------------
                     9-30-01   9-30-00    2000     1999     1998     1997
                      -------    ------   ------   ------   ------   ------
Net asset value,
 beginning of
 period ............  $1.00     $1.00    $1.00    $1.00    $1.00    $1.00
                      -------   ------   ------   ------   -------  -------
Net investment
 income ............   0.0378    0.0128   0.0426   0.0371   0.0403   0.0407
Less dividends
 declared ..........  (0.0378)  (0.0128  (0.0426) (0.0371) (0.0403) (0.0407)
                      -------   ------   ------   ------   -------  -------
Net asset value,
 end of period .....  $1.00     $1.00    $1.00    $1.00    $1.00    $1.00
                      =======   =======  ======   ======   ======  =======
Total return........   3.89%     1.30%    3.86%    3.79%    4.10%    4.13%
Net assets, end of
 period (in
 millions) .........    $3       $7       $9       $5       $4       $4
Ratio of expenses to
 average net
 assets ............   1.61%     1.57%*   1.77%    1.60%    1.71%    1.48%
Ratio of net
 investment income
 to average net
 assets ............   4.03%     5.15%*   4.63%    3.77%    4.03%    4.14%

(A)See Note 3.
  *Annualized.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. Effective for the fiscal period ended September 30,
2000, the Fund changed its fiscal year end for both financial reporting and
Federal income tax purposes to September 30 from June 30. The following is a summary of significant accounting policies consistently followed by the
Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United
States of America.

A.   Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days.
     The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B.   Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C.   Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the
     Internal Revenue Code. Accordingly, no provision has been made for
     Federal income taxes.

D.   Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value.
     Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the
     Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

Pursuant to assignment of the Investment Management Agreement between the
Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management
Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

The Fund has an Accounting Services Agreement with Waddell & Reed Services
Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement,
WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                          Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
           -------------------------  -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays
WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class
B, Class C and Waddell & Reed Money Market C shares, the Fund pays WARSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check it processes. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

The Fund has adopted 12b-1 plans for Class B, Class C and Waddell & Reed
Money Market C shares. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis,
0.25% of the net assets of the affected class. During the period ended
September 30, 2001, W&R paid no sales commissions.

During the period ended September 30, 2001, W&R received $57,446, $5,359 and $3,277 in deferred sales charges for Class B, Class C and Waddell &
Reed Money Market C shares, respectively.

The Fund paid Directors' fees of $30,559, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Multiclass Operations

The Fund offers three classes of shares:  Class A, Class B and Class C.
Each class represents an interest in the same assets of the Fund and differs as follows:  each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee; each class may bear differing amounts of certain class-specific expenses; and
each class has a separate exchange privilege. A comprehensive discussion of the terms under which shares of each class are offered is contained in the
Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class B shares were combined with Waddell &
Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

                            For the       For the       For the
                             fiscal        fiscal        fiscal
                               year        period          year
                              ended         ended         ended
                            9-30-01       9-30-00       6-30-00
                         -----------   ------------  ------------
Value issued from sale
 of shares:
 Class A .............   $6,002,859    $1,354,210    $5,022,749
 Class B .............       20,167           893         8,764
 Class C .............        9,563           879         1,548
 Waddell & Reed Class B         n/a           n/a        13,885
 Waddell & Reed Class C         ---*          340        22,158
Value issued from
 reinvestment of dividends:
 Class A .............       42,243        11,295        35,182
 Class B .............          231            41            75
 Class C .............          116            13            13
 Waddell & Reed Class B         n/a           n/a           173
 Waddell & Reed Class C         193           100           139
Value redeemed:
 Class A .............   (5,857,637)   (1,272,641)   (4,943,269)
 Class B .............      (11,728)       (2,022)       (5,397)
 Class C .............       (6,263)         (649)         (640)
 Waddell & Reed Class B         n/a           n/a       (18,671)
 Waddell & Reed Class C      (3,672)       (2,503)      (13,264)
                          ----------   ----------    ----------
Increase in
 outstanding capital    $   196,072    $   89,956    $  123,445
                        ===========    ==========    ==========

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash
Management, Inc. (the "Fund") as of September 30, 2001, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for the fiscal year then ended, the fiscal period ended September 30, 2000, and the fiscal year ended June 30, 2000, and the financial highlights for the fiscal year ended September 30, 2001, the fiscal period ended September 30, 2000 and each of the four fiscal years in the period ended June 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30,
2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of September 30, 2001,
the results of its operations for the fiscal year then ended, the changes in its net assets for the fiscal year then ended, the fiscal period ended
September 30, 2000, and the fiscal year ended June 30, 2000, and the financial highlights for the fiscal year ended September 30, 2001, the fiscal period ended September 30, 2000 and each of the four fiscal years in the period ended June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP
----------------------
Deloitte & Touche LLP
Kansas City, Missouri
November 2, 2001

                          REGISTRATION STATEMENT

                                  PART C

                             OTHER INFORMATION

23.  Exhibits: Waddell & Reed Advisors Cash Management, Inc.

     (a)  Articles of Incorporation, as amended, filed by EDGAR on October
          29, 1998 as EX-99.B1-charter to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A*

          Articles Supplementary filed by EDGAR on July 2, 1999 as EX-
          99.B(a)cmartsup to Post-Effective Amendment No. 34 to the
          Registration Statement on Form N-1A*

          Articles of Amendment filed by EDGAR on June 30, 2000 as EX-
          99.B(a)cmartsup to Post-Effective Amendment No. 36 to the
          Registration Statement on Form N-1A*

          Articles of Amendment filed by EDGAR on October 30, 2000 as EX-
          99.B(a)cmartamend to Amendment No. 32 to the Registration
          Statement on Form N-1A*

     (b)  Bylaws, filed by EDGAR on October 29, 1996 as EX-99.B2-cmbylaw to
          Post-Effective Amendment No. 30 to the Registration Statement on
          Form N-1A*

          Amendment to Bylaws filed by EDGAR on July 2, 1999 as EX-
          99.B(b)cmbylaw2 to Post-Effective Amendment No. 34 to the
          Registration Statement on Form N-1A*

          Amendment to Bylaws filed by EDGAR on October 30, 2000 as EX-
          99.B(b)cmbylaw to Amendment No. 32 to the Registration Statement on Form N-1A*

     (c)  Not applicable

     (d)  Investment Management Agreement, as amended, filed by EDGAR on
          July 7, 1995 as EX-99.B(5)-cmima to Post-Effective Amendment No.
          28 to the Registration Statement on Form N-1A*

          Assignment of the Investment Management Agreement, filed by EDGAR on July 7, 1995 as EX-99.B5-cmassign to Post-Effective Amendment
          No. 28 to the Registration Statement on Form N-1A*

          Fee Schedule (Exhibit A) to the Investment Management Agreement,
          as amended, filed by EDGAR on July 2, 1999 as EX-99.B(d)cmimafee to Post-Effective Amendment No. 34 to the Registration Statement
          on Form N-1A*

     (e)  Underwriting Agreement, filed by EDGAR on July 7, 1995 as EX-
          99.B6-cmua to Post-Effective Amendment No. 28 to the Registration
          Statement on Form N-1A*

     (f)  Not applicable

     (g)  Custodian Agreement, as amended, filed by EDGAR on June 30, 2000 as EX-99.B(g)cmca to Post-Effective Amendment No. 36 to the
          Registration Statement on Form N-1A*

          Amendment to Custodian Agreement, dated July 1, 2001, attached hereto as EX-99.B(g)cmcaamend

          Delegation Agreement, dated July 1, 2001, attached hereto as EX-
          99B(g)cmcadel

     (h)  Accounting Services Agreement, filed by EDGAR on July 7, 1995 as
          EX-99.B9-cmasa to Post-Effective Amendment No. 28 to the
          Registration Statement on Form N-1A*

          Amendment to Accounting Services Agreement filed by EDGAR on
          October 30, 2000 as EX-99.B(h)cmasaamend to Amendment No. 32 to the Registration Statement on Form N-1A*

          Shareholder Servicing Agreement, filed by EDGAR on October 29,
          1998 as EX-99.B(9)cmssa to Post-Effective Amendment No. 33 to the
          Registration Statement on Form N-1A*

          Fidelity Bond Coverage (Exhibit C), effective August 31, 2001, attached hereto as EX-99.B(h)cmexc

     (i)  Opinion and Consent of Counsel, attached hereto as EX-
          99.B(i)cmlegopn

     (j)  Consent of Deloitte & Touche LLP, Independent Accountants,
          attached hereto as EX-99.B(j)cmconsnt

     (k)  Not applicable

     (l)  Not applicable

     (m)  Service Plan, filed by EDGAR on July 7, 1995 as EX-99.B15-cmspcb to Post-Effective Amendment No. 28 to the Registration Statement
          on Form N-1A*

          Distribution and Service Plan for Class B shares filed by EDGAR on August 30, 1999 as EX-99.B(m)cmdspb to Post-Effective
          Amendment No. 35 to the Registration Statement on Form N-1A*

          Distribution and Service Plan for Class C shares filed by EDGAR on August 30, 1999 as EX-99.B(m)cmdspc to Post-Effective
          Amendment No. 35 to the Registration Statement on Form N-1A*

          Distribution and Service Plan for United Cash Management, Inc.
          for Waddell & Reed Money Market C shares filed by EDGAR on August
          30, 1999 as EX-99.B(m)cmdspmmc to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

     (n)  Not applicable

     (o)  Multiple Class Plan, amended August 22, 2001 and effective
          October 1, 2001, attached hereto as EX-99.B(o)cmmcp

     (p)  Code of Ethics, as revised, filed by EDGAR on December 15, 2000 as EX-99.B(p)cmcode to Post-Effective Amendment No. 37 to the
          Registration Statement on Form N-1A*

24.  Persons Controlled by or under common control with Registrant
     -------------------------------------------------------------

     None

25.  Indemnification
     ---------------

     Reference is made to Article SEVENTH paragraph 6(b) through 6(f) of the Articles of Incorporation, as amended, filed on October 29, 1998 as EX.99.B1-charter to Post-Effective Amendment No. 33 to the
     Registration Statement on Form N-1A*, Article IX of the Bylaws filed by EDGAR on October 30, 2000 as EX-99.B(b)cmbylaw to Amendment No. 32 to the Registration Statement on Form N-1A* and to Article IV of the
     Underwriting Agreement, filed July 7, 1995 as EX.99.B6-cmua to Post-
     Effective Amendment No. 28 to the Registration Statement on Form N-
     1A*, each of which provides indemnification. Also refer to Section 2-
     418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

     Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No.
     11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the
     Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable.
     In the event that a claim for indemnification against such liabilities
     (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.  Business and Other Connections of Investment Manager
     ----------------------------------------------------

     Waddell & Reed Investment Management Company (WRIMCO) is the
     investment manager of the Registrant. Under the terms of an Investment
     Management Agreement between WRIMCO and the Registrant, WRIMCO is to provide investment management services to the Registrant. WRIMCO is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

     Each director and executive officer of WRIMCO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-
     4200.

     As to each director and officer of WRIMCO, reference is made to the
     Prospectus and SAI of this Registrant.

27.  Principal Underwriter
     ---------------------
     (a) Waddell & Reed, Inc. is the principal underwriter. It is also the principal underwriter to the following investment companies:

          Waddell & Reed Advisors Asset Strategy Fund, Inc.
          Waddell & Reed Advisors Continental Income Fund, Inc.
          Waddell & Reed Advisors Funds, Inc.
          Waddell & Reed Advisors Global Bond Fund, Inc.
          Waddell & Reed Advisors Government Securities Fund, Inc.
          Waddell & Reed Advisors High Income Fund, Inc.
          Waddell & Reed Advisors International Growth Fund, Inc.
          Waddell & Reed Advisors Municipal Bond Fund, Inc.
          Waddell & Reed Advisors Municipal High Income Fund, Inc.
          Waddell & Reed Advisors Municipal Money Market Fund, Inc.
          Waddell & Reed Advisors New Concepts Fund, Inc.
          Waddell & Reed Advisors Retirement Shares, Inc.
          Waddell & Reed Advisors Small Cap Fund, Inc.
          Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
          Waddell & Reed Advisors Value Fund, Inc.
          Waddell & Reed Advisors Vanguard Fund, Inc.
          W&R Funds, Inc.
          W&R Target Funds, Inc.
          Waddell & Reed InvestEd Portfolios, Inc.

     (b)  The information contained in the underwriter's application on
          Form BD as filed on December 3, 2001, SEC No. 8-27030, under the
          Securities Exchange Act of 1934, is herein incorporated by reference.

     (c)  No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28.  Location of Accounts and Records
     --------------------------------

     The accounts, books and other documents required to be maintained by
     Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Mr. Theodore
     W. Howard and Ms. Kristen A. Richards, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee
     Mission, Kansas 66201-9217.

29.  Management Services
     -------------------

     There is no service contract other than as discussed in Part A and B of this Post-Effective Amendment and listed in response to Items
     23.(h) and 23.(m) hereof.

30.  Not applicable
     --------------

     Not applicable

---------------------------------
*Incorporated herein by reference

                            POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned,  WADDELL
& REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED ADVISORS CASH
MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME FUND, INC.,
WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS GLOBAL BOND
FUND, INC., WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND, INC.,
WADDELL & REED ADVISORS HIGH INCOME FUND, INC., WADDELL & REED ADVISORS
INTERNATIONAL GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL BOND
FUND, INC., WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC.,
WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED
ADVISORS NEW CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT
SHARES, INC., WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED
ADVISORS TAX-MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND,
INC., WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS, INC.,
W&R FUNDS, INC. AND WADDELL & REED INVESTED PORTFOLIOS, INC.(each hereinafter called the Corporation), and certain directors and officers for the Corporation, do hereby constitute and appoint KEITH A. TUCKER, ROBERT
L. HECHLER, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, and any rules, regulations, orders or other requirements of the
United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the
Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any
Registration Statement and to any amendment or supplement to the
Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  May 16, 2001                     /s/Robert L. Hechler
                                         --------------------------
                                        Robert L. Hechler, President

/s/Keith A. Tucker          Chairman of the Board          May 16, 2001
-------------------                                      -----------------
Keith A. Tucker

/s/Robert L. Hechler        President, Principal           May 16, 2001
--------------------        Financial Officer and        -----------------
Robert L. Hechler           Director

/s/Henry J. Herrmann        Vice President and             May 16, 2001
--------------------        Director                     -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President, Treasurer      May 16, 2001
--------------------        and Principal Accounting     -----------------
Theodore W. Howard          Officer

/s/James M. Concannon       Director                       May 16, 2001
--------------------                                     -----------------
James M. Concannon

/s/John A. Dillingham       Director                       May 16, 2001
--------------------                                     -----------------
John A. Dillingham

/s/David P. Gardner         Director                       May 16, 2001
-------------------                                      -----------------
David P. Gardner

/s/Linda K. Graves          Director                       May 16, 2001
--------------------                                     -----------------
Linda K. Graves

/s/Joseph Harroz, Jr.       Director                       May 16, 2001
--------------------                                     -----------------
Joseph Harroz, Jr.

/s/John F. Hayes            Director                       May 16, 2001
--------------------                                     -----------------
John F. Hayes

/s/Glendon E. Johnson       Director                       May 16, 2001
--------------------                                     -----------------
Glendon E. Johnson

/s/William T. Morgan        Director                       May 16, 2001
--------------------                                     -----------------
William T. Morgan

/s/Frank J. Ross, Jr.       Director                       May 16, 2001
--------------------                                     -----------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz      Director                       May 16, 2001
--------------------                                     -----------------
Eleanor B. Schwartz

/s/Frederick Vogel III      Director                       May 16, 2001
--------------------                                     -----------------
Frederick Vogel III

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to rule 485(b) of the Securities Act of 1933, and the Registrant
has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 21st day of December, 2001.

               WADDELL & REED ADVISORS CASH MANAGEMENT, INC.

                         By /s/ Robert L. Hechler*
                      ---------------------------------
                       Robert L. Hechler, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures           Title
      ----------           -----

/s/Keith A. Tucker*       Chairman of the Board        December 21, 2001
-------------------                                    -----------------
Keith A. Tucker

/s/Robert L. Hechler*     President                    December 21, 2001
--------------------      Principal Financial Officer  -----------------
Robert L. Hechler         and Director

/s/Henry J. Herrmann*     Vice President               December 21, 2001
---------------------     and Director                 -----------------
Henry J. Herrmann

/s/Theodore W. Howard*    Vice President, Treasurer    December 21, 2001
----------------------    and Principal Accounting     -----------------
Theodore W. Howard        Officer

/s/James M. Concannon*    Director                     December 21, 2001
----------------------                                 -----------------
James M. Concannon

/s/John A. Dillingham*    Director                     December 21, 2001
---------------------                                  -----------------
John A. Dillingham

/s/David P. Gardner*      Director                     December 21, 2001
--------------------                                   -----------------
David P. Gardner

/s/Linda K. Graves*       Director                     December 21, 2001
-------------------                                    -----------------
Linda Graves

/s/Joseph Harroz, Jr.*    Director                     December 21, 2001
---------------------                                  -----------------
Joseph Harroz, Jr.

/s/John F. Hayes*         Director                     December 21, 2001
-----------------                                      -----------------
John F. Hayes

/s/Glendon E. Johnson*    Director                     December 21, 2001
---------------------                                  -----------------
Glendon E. Johnson

/s/William T. Morgan*     Director                     December 21, 2001
---------------------                                  -----------------
William T. Morgan

/s/Frank J. Ross, Jr.*    Director                     December 21, 2001
---------------------                                  -----------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*   Director                     December 21, 2001
----------------------                                 -----------------
Eleanor B. Schwartz

/s/Frederick Vogel III*   Director                     December 21, 2001
----------------------                                 -----------------
Frederick Vogel III

*By: /s/Kristen A. Richards
----------------------------
    Kristen A. Richards
    Attorney-in-Fact

ATTEST: /s/Daniel C. Schulte
-----------------------------
   Daniel C. Schulte
   Assistant Secretary